UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23308

PPM FUNDS

(Exact Name of registrant as specified in charter)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Daniel W. Koors

PPM Funds

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of reporting period: January 1, 2019 – March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
PPM Core Plus Fixed Income Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.4%
American Airlines Pass-Through Trust
Series 2016-AA-2, 3.20%, 06/15/28	179,900	175,313
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (b)	265,000	261,653
Ascentium Equipment Receivables Trust
Series 2017-A2-2A, 2.00%, 05/11/20 (b)	19,821	19,775
Series 2018-A2-1A, 2.92%, 12/10/20 (b)	64,543	64,602
Series 2017-A3-2A, 2.31%, 12/10/21 (b)	64,000	63,458
Banc of America Re-REMIC Trust
Series 2015-B-200P, REMIC, 3.49%, 04/16/25 (b)	375,000	378,484
BCC Funding XIV LLC
Series 2018-A2-1A, 2.96%, 06/20/23 (b)	83,812	83,900
BMW Floorplan Master Owner Trust
Series 2018-A1-1, 3.15%, 05/17/21 (b)	100,000	101,038
Capital One Multi-Asset Execution Trust
Series 2016-A1-A1, 2.93%, (1M USD LIBOR + 0.45%), 04/15/19 (c)	500,000	500,062
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (b)	87,672	87,510
Chase Issuance Trust
Series 2014-A5-A5, 2.85%, (1M USD LIBOR + 0.37%), 04/15/19 (c)	500,000	500,045
Series 2016-A-A2, 1.37%, 06/17/19	250,000	249,323
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (b)	70,781	70,591
Citibank Credit Card Issuance Trust
Series 2017-A9-A9, 1.80%, 09/20/19	700,000	697,220
Continental Airlines Inc. Pass-Through Trust
Series 2012-B-1, 6.25%, 04/11/20	11,064	11,261
Series 2012-A-1, 4.15%, 04/11/24	54,697	55,944
Series 2012-A-2, 4.00%, 10/29/24	48,649	49,641
CSMC Trust
Series 2017-A3-HL2, 3.50%, 09/25/24 (b) (c)	99,327	99,182
Dell Equipment Finance Trust
Series 2018-A2A-1, 2.97%, 10/22/20 (b)	94,860	94,987
Series 2017-A3-2, 2.19%, 10/24/22 (b)	100,000	99,641
Engs Commercial Finance Trust
Series 2018-A1-1A, 2.97%, 02/22/21 (b)	47,655	47,637
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22 (b)	58,380	58,242
Freddie Mac Multifamily Aggregation Risk Transfer
Series 2017-A-KT01, REMIC, 2.81%, (1M USD LIBOR + 0.32%), 02/25/20 (c)	225,000	224,838
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21 (b)	153,656	153,900
Series 2018-A-3A, 3.35%, 08/15/22 (b)	64,816	64,924
GM Financial Automobile Leasing Trust
Series 2017-A3-1, 2.06%, 05/20/20	149,731	149,456
Series 2018-A3-1, 2.61%, 01/20/21	200,000	199,914
Great American Auto Leasing Inc.
Series 2019-A2-1, 2.97%, 09/15/20 (b)	140,000	140,309
GreatAmerica Leasing Receivables Funding LLC
Series 2017-A3-1, 2.06%, 06/22/20 (b)	59,188	59,034
Series 2018-A3-1, 2.60%, 06/15/21 (b)	100,000	99,844
GS Mortgage Securities Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/12/22 (b)	158,000	160,270
JPMorgan Mortgage Trust
Series 2017-A6-6, REMIC, 3.00%, 03/25/25 (b) (c)	107,541	106,268
Kubota Credit Owner Trust
Series 2016-A3-1A, 1.50%, 07/15/20 (b)	94,770	94,434
Series 2018-A2-1A, 2.80%, 02/16/21 (b)	123,707	123,701
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30 (b)	86,025	85,305
PSMC Trust
Series 2018-A1-3, REMIC, 4.00%, 02/25/41 (b)	95,999	97,273
Sequoia Mortgage Trust
Series 2019-A4-1, REMIC, 4.00%, 02/25/26 (b)	96,055	97,846
Series 2018-A1-8, REMIC, 4.00%, 06/25/40 (b) (c)	127,032	127,200
United Auto Credit Securitization Trust
Series 2018-A-2, 2.89%, 03/10/21 (b)	37,352	37,354
	Shares/Par[1]	Value ($)
Verizon Owner Trust
Series 2017-A-2A, 1.92%, 12/20/21 (b)	500,000	497,187
Volvo Financial Equipment LLC
Series 2019-A2-1A, 2.90%, 11/15/21 (b)	114,000	114,219
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 06/17/27 (c)	57,000	57,491
Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,423,161)		6,460,276
CORPORATE BONDS AND NOTES 38.7%
Communication Services 2.5%
AT&T Inc.
3.78%, (3M USD LIBOR + 1.18%), 06/12/24 (c)	165,000	163,675
5.25%, 03/01/37	87,000	91,727
Charter Communications Operating LLC
4.91%, 07/23/25	160,000	168,725
5.38%, 04/01/38	105,000	106,083
6.83%, 10/23/55	51,000	57,599
Comcast Corp.
4.15%, 10/15/28	130,000	137,040
4.60%, 10/15/38	143,000	153,501
3.40%, 07/15/46	60,000	53,174
4.95%, 10/15/58	60,000	66,361
Hughes Satellite Systems Corp.
5.25%, 08/01/26	71,000	70,453
Numericable - SFR SA
7.38%, 05/01/26 (b)	95,000	93,132
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (b)	125,000	124,969
Vodafone Group Plc
5.00%, 05/30/38	32,000	31,812
		1,318,251
Consumer Discretionary 1.0%
Fiat Chrysler Automobiles NV
5.25%, 04/15/23	84,000	87,002
GLP Capital LP
5.75%, 06/01/28	15,000	16,146
Hilton Worldwide Finance LLC
4.63%, 04/01/25	14,000	14,170
Leggett & Platt Inc.
4.40%, 03/15/29	190,000	191,930
Nemak SAB de CV
4.75%, 01/23/25 (b) (d)	179,000	175,063
Target Corp.
3.90%, 11/15/47	62,000	61,375
		545,686
Consumer Staples 2.7%
Altria Group Inc.
4.40%, 02/14/26	168,000	173,006
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	49,000	52,180
4.90%, 02/01/46 (b)	162,000	163,106
BAT Capital Corp.
4.39%, 08/15/37	165,000	149,076
Conagra Brands Inc.
4.60%, 11/01/25	64,000	67,213
JBS Investments II GmbH
7.00%, 01/15/26 (b)	200,000	205,488
Mars Inc.
3.95%, 04/01/49 (b)	197,000	199,720
Pilgrim's Pride Corp.
5.88%, 09/30/27 (b)	64,000	64,477
Post Holdings Inc.
5.63%, 01/15/28 (b)	22,000	21,822
Reynolds American Inc.
5.70%, 08/15/35	46,000	47,666
7.00%, 08/04/41	45,000	50,228
Tyson Foods Inc.
4.00%, 03/01/26	150,000	153,324
5.10%, 09/28/48	57,000	58,032
		1,405,338
Energy 4.2%
Andeavor Logistics LP
3.50%, 12/01/22	46,000	46,488

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
5.20%, 12/01/47	45,000	45,087
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	50,000	54,421
5.13%, 06/30/27	152,000	159,396
Columbia Pipeline Group Inc.
5.80%, 06/01/45	45,000	51,085
Continental Resources Inc.
4.38%, 01/15/28	81,000	83,306
Denbury Resources Inc.
9.00%, 05/15/21	25,000	24,309
Diamondback Energy Inc.
4.75%, 11/01/24 (b)	187,000	191,872
Endeavor Energy Resources LP
5.50%, 01/30/26 (b)	14,000	14,380
5.75%, 01/30/28 (b)	14,000	14,696
Energy Transfer LP
5.80%, 06/15/38	80,000	84,967
6.13%, 12/15/45	20,000	21,576
Energy Transfer Operating LP
4.25%, 03/15/23	173,000	177,536
5.50%, 06/01/27	58,000	62,917
5.25%, 04/15/29	94,000	100,968
6.25%, 04/15/49	40,000	44,864
Enterprise Products Operating LLC
4.15%, 10/16/28	95,000	100,019
4.80%, 02/01/49	84,000	89,201
EP Energy LLC
8.00%, 11/29/24 (b)	105,000	58,245
Everest Acquisition Finance Inc.
7.75%, 05/15/26	35,000	28,580
Marathon Petroleum Corp.
3.80%, 04/01/28 (b)	30,000	29,741
4.50%, 04/01/48 (b)	35,000	33,623
MPLX LP
4.00%, 03/15/28	137,000	136,196
Nabors Industries Inc.
5.50%, 01/15/23 (d)	20,000	19,173
Petroleos Mexicanos
6.50%, 01/23/29	85,000	84,007
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	246,000	248,298
Transocean Pontus Ltd.
6.13%, 08/01/25 (b)	18,900	19,155
Transocean Poseidon Ltd.
6.88%, 02/01/27 (b)	49,000	50,960
Transocean Proteus Ltd.
6.25%, 12/01/24 (b)	140,000	143,546
		2,218,612
Financials 13.9%
AerCap Ireland Capital DAC
3.50%, 05/26/22	115,000	115,064
3.65%, 07/21/27	75,000	70,135
Athene Global Funding
4.00%, 01/25/22 (b)	176,000	180,446
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (e)	75,000	79,519
4.00%, 01/22/25	86,000	87,643
4.25%, 10/22/26	240,000	246,778
3.25%, 10/21/27	27,000	26,458
Bayer US Finance II LLC
4.25%, 12/15/25 (b)	78,000	78,827
4.38%, 12/15/28 (b)	75,000	74,568
Capital One Financial Corp.
3.75%, 03/09/27	125,000	123,073
3.80%, 01/31/28	59,000	58,296
Citigroup Inc.
2.75%, 04/25/22	75,000	74,693
4.45%, 09/29/27	252,000	259,022
3.89%, 01/10/28 (c)	68,000	69,091
4.13%, 07/25/28	8,000	8,043
Credit Suisse AG
6.50%, 08/08/23 (b)	275,000	294,230
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (b) (e)	200,000	211,000
	Shares/Par[1]	Value ($)
4.21%, 06/12/24 (b)	250,000	255,897
Danske Bank A/S
5.38%, 01/12/24 (b)	225,000	233,818
Dell EMC
8.35%, 07/15/46 (b)	113,000	136,484
General Motors Financial Co. Inc.
4.20%, 03/01/21	75,000	76,039
Glencore Funding LLC
3.00%, 10/27/22 (b)	62,000	61,209
4.88%, 03/12/29 (b) (d)	130,000	130,976
GLP Capital LP
5.30%, 01/15/29	111,000	116,482
Goldman Sachs Group Inc.
2.91%, 07/24/23	63,000	62,263
4.00%, 03/03/24	62,000	63,896
4.25%, 10/21/25	90,000	92,178
3.85%, 01/26/27	29,000	29,136
4.22%, 05/01/29	75,000	76,757
6.75%, 10/01/37	80,000	98,000
HSBC Holdings Plc
6.88%, (callable at 100 beginning 06/01/21) (e) (f)	200,000	209,228
4.38%, 11/23/26	200,000	204,985
Icahn Enterprises LP
6.38%, 12/15/25	50,000	51,212
James Hardie International Finance DAC
5.00%, 01/15/28 (b)	54,000	51,472
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (e)	60,000	60,585
4.02%, 12/05/24	202,000	209,435
2.95%, 10/01/26	107,000	104,663
3.78%, 02/01/28 (c)	47,000	47,892
4.01%, 04/23/29	62,000	63,650
4.20%, 07/23/29	42,000	43,912
JPMorgan Chase Bank NA
3.22%, 03/01/25	114,000	113,964
3.51%, 01/23/29	62,000	61,544
Lloyds Banking Group Plc
7.50%, (callable at 100 beginning 09/27/25) (e)	134,000	136,098
Metropolitan Life Global Funding I
3.60%, 01/11/24 (b)	235,000	242,121
Morgan Stanley
4.88%, 11/01/22	194,000	204,653
4.10%, 05/22/23	143,000	147,648
3.88%, 04/29/24	104,000	106,950
3.63%, 01/20/27	104,000	104,265
Nordic Aviation Capital A/S
5.58%, 03/14/24 (g) (h)	135,000	137,072
PNC Bank NA
2.95%, (3M USD LIBOR + 0.35%), 03/12/21 (c)	500,000	500,156
Santander UK Group Holdings Plc
4.80%, 11/15/24	161,000	165,973
UBS Group AG
2.45%, 12/01/20 (b)	200,000	198,779
USA Compression Partners LP
6.88%, 09/01/27 (b)	46,000	46,897
Volkswagen Group of America Finance LLC
4.63%, 11/13/25 (b)	250,000	258,983
Wells Fargo & Co.
2.63%, 07/22/22	75,000	74,456
4.48%, 01/16/24	15,000	15,810
Woodside Finance Ltd.
4.50%, 03/04/29 (b)	124,000	126,363
Ziggo Secured Finance BV
5.50%, 01/15/27 (b)	60,000	59,420
		7,238,207
Health Care 4.1%
Abbott Laboratories
4.75%, 11/30/36	59,000	66,461
Actavis Funding SCS
4.55%, 03/15/35	41,000	40,278
Bausch Health Cos. Inc.
5.75%, 08/15/27 (b) (d)	31,000	31,802
Becton Dickinson & Co.
3.36%, 06/06/24	176,000	176,243

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
Centene Corp.
4.75%, 05/15/22	72,000	73,233
4.75%, 01/15/25	25,000	25,502
Centene Escrow I Corp.
5.38%, 06/01/26 (b)	117,000	121,985
CVS Health Corp.
4.30%, 03/25/28	225,000	228,186
4.78%, 03/25/38	117,000	115,940
5.05%, 03/25/48	171,000	172,447
Express Scripts Holding Co.
3.40%, 03/01/27	114,000	111,053
Halfmoon Parent Inc.
4.38%, 10/15/28 (b)	248,000	257,153
Mylan Inc.
5.20%, 04/15/48	23,000	20,758
Perrigo Finance Plc
4.90%, 12/15/44 (h)	11,000	9,280
Perrigo Finance Unltd. Co.
4.38%, 03/15/26 (d)	31,000	30,216
Pfizer Inc.
4.00%, 03/15/49	170,000	176,034
UnitedHealth Group Inc.
3.75%, 07/15/25	45,000	46,998
3.10%, 03/15/26	43,000	42,851
3.45%, 01/15/27	40,000	40,750
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (b)	15,000	15,523
5.50%, 03/01/23	7,000	7,041
5.88%, 05/15/23 (b)	5,000	5,062
7.00%, 03/15/24	40,000	42,301
6.13%, 04/15/25 (b)	57,000	56,471
5.50%, 11/01/25 (b)	54,000	55,164
WellCare Health Plans Inc.
5.25%, 04/01/25	100,000	103,777
5.38%, 08/15/26 (b) (d)	46,000	48,151
		2,120,660
Industrials 2.5%
Aircastle Ltd.
4.40%, 09/25/23	41,000	41,604
4.13%, 05/01/24	75,000	75,121
Ashtead Capital Inc.
5.25%, 08/01/26 (b)	128,000	130,880
Aviation Capital Group LLC
4.38%, 01/30/24 (b)	105,000	107,003
Avolon Holdings Funding Ltd.
5.13%, 10/01/23 (b)	110,000	111,908
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (e) (h)	419,000	391,241
General Motors Co.
5.95%, 04/01/49	30,000	28,984
Johnson Controls International Plc
5.13%, 09/14/45	41,000	42,883
Mexico City Airport Trust
5.50%, 07/31/47 (b)	40,000	37,020
Park Aerospace Holdings Ltd.
5.25%, 08/15/22	190,000	194,748
Union Pacific Corp.
3.60%, 09/15/37	64,000	61,293
4.38%, 09/10/38	100,000	104,537
		1,327,222
Information Technology 1.6%
Broadcom Corp.
3.88%, 01/15/27	57,000	54,502
Broadcom Inc.
3.63%, 10/15/24 (b)	130,000	128,983
4.25%, 04/15/26 (b)	130,000	129,039
Microsoft Corp.
3.45%, 08/08/36	142,000	143,557
3.95%, 08/08/56	97,000	101,310
NXP BV
4.13%, 06/01/21 (b)	200,000	203,650
	Shares/Par[1]	Value ($)
Oracle Corp.
4.00%, 11/15/47	83,000	83,706
		844,747
Materials 1.9%
Anglo American Capital Plc
4.88%, 05/14/25 (b)	121,000	125,916
4.75%, 04/10/27 (b)	200,000	204,445
4.50%, 03/15/28 (b)	50,000	49,967
CF Industries Inc.
3.40%, 12/01/21 (b)	165,000	165,175
4.50%, 12/01/26 (b)	170,000	172,163
Corning Inc.
5.85%, 11/15/68	58,000	63,091
Freeport-McMoRan Inc.
4.55%, 11/14/24	170,000	167,640
5.40%, 11/14/34	70,000	63,797
		1,012,194
Real Estate 0.6%
Boston Properties LP
2.75%, 10/01/26	36,000	34,125
4.50%, 12/01/28	145,000	154,266
Crown Castle International Corp.
2.25%, 09/01/21	50,000	49,125
ERP Operating LP
3.50%, 03/01/28	54,000	54,868
		292,384
Utilities 3.7%
AES Corp.
4.00%, 03/15/21	215,000	217,713
Ameren Illinois Co.
4.50%, 03/15/49	104,000	116,316
Avangrid Inc.
3.15%, 12/01/24	160,000	157,920
Basin Electric Power Cooperative
4.75%, 04/26/47 (b)	107,000	114,406
Commonwealth Edison Co.
3.75%, 08/15/47	89,000	87,067
Electricite de France SA
4.50%, 09/21/28 (b)	200,000	206,386
Exelon Corp.
5.10%, 06/15/45	85,000	95,048
FirstEnergy Corp.
3.90%, 07/15/27	185,000	187,888
4.85%, 07/15/47 (i)	65,000	69,586
Indiana Michigan Power Co.
4.25%, 08/15/48	69,000	71,129
Nevada Power Co.
3.70%, 05/01/29	159,000	164,607
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25	180,000	179,949
Southern California Edison Co.
4.13%, 03/01/48	46,000	43,947
Southern Co.
2.95%, 07/01/23	196,000	195,326
		1,907,288
Total Corporate Bonds And Notes (cost $19,806,004)		20,230,589
SENIOR LOAN INTERESTS 1.6%
Communication Services 0.4%
CenturyLink Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 01/15/25 (c)	116,525	114,122
Sprint Communications Inc.
1st Lien Term Loan B, 5.00%, (3M LIBOR + 2.50%), 02/01/24 (c)	83,719	81,416
		195,538
Consumer Discretionary 0.5%
Charter Communications Operating LLC
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 04/30/25 (c)	64,187	63,706
CSC Holdings LLC
1st Lien Term Loan, 4.73%, (3M LIBOR + 2.25%), 07/15/25 (c)	44,323	43,002

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
Golden Nugget Inc.
Incremental Term Loan B, 5.23%, (3M LIBOR + 2.75%), 09/07/23 (c)	36,189	35,799
Incremental Term Loan B, 5.24%, (3M LIBOR + 2.75%), 10/04/23 (c)	45,581	45,090
UFC Holdings LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 07/22/23 (c)	59,091	58,602
		246,199
Consumer Staples 0.5%
JBS USA LLC
Term Loan B, 4.99%, (3M LIBOR + 2.50%), 10/30/22 (c)	39,066	38,759
Term Loan B, 4.98%, (3M LIBOR + 2.50%), 06/30/24 (c)	231,912	230,087
		268,846
Energy 0.1%
TEX Operations Co. LLC
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 08/04/23 (c)	36,038	35,593
Traverse Midstream Partners LLC
Term Loan, 6.50%, (3M LIBOR + 4.00%), 09/22/24 (c)	32,835	32,753
		68,346
Materials 0.1%
BWAY Holding Co.
Term Loan B, 6.03%, (3M LIBOR + 3.25%), 04/03/24 (c)	49,248	47,980
Total Senior Loan Interests (cost $835,996)		826,909
GOVERNMENT AND AGENCY OBLIGATIONS 45.1%
Mortgage-Backed Securities 21.7%
Federal Home Loan Mortgage Corp.
3.00%, 07/01/32 - 11/01/46	185,547	186,375
4.00%, 10/01/45 - 09/01/48	203,974	210,607
3.50%, 01/01/46 - 05/01/48	1,848,747	1,880,208
3.50%, 11/01/48 (j)	214,277	217,321
Federal National Mortgage Association
3.50%, 11/01/32 - 01/01/48	745,801	761,984
3.00%, 09/01/32 - 05/01/46	2,598,727	2,595,945
4.50%, 05/01/47 - 05/01/48	1,213,560	1,270,704
4.00%, 07/01/47 - 08/01/48	1,077,352	1,114,836
4.00%, 08/01/48 (j)	91,338	93,996
Government National Mortgage Association
3.50%, 04/20/46 - 05/20/47	1,435,733	1,468,268
4.00%, 04/20/47 - 07/20/47	1,259,624	1,304,737
4.50%, 08/20/48 - 09/20/48	205,002	212,952
		11,317,933
U.S. Treasury Securities 23.4%
U.S. Treasury Bond
3.75%, 08/15/41	461,000	540,450
3.13%, 11/15/41	372,000	396,529
2.50%, 02/15/45 - 02/15/46	852,000	804,096
3.00%, 02/15/48	47,000	48,740
U.S. Treasury Note
2.38%, 04/15/21 (j)	460,000	460,934
2.00%, 02/15/22	615,000	611,252
2.50%, 02/15/22 - 05/15/24	761,000	769,587
1.88%, 04/30/22	713,000	705,647
1.63%, 08/31/22 - 05/31/23	2,335,000	2,282,227
2.75%, 02/15/24	900,000	921,094
	Shares/Par[1]	Value ($)
2.13%, 05/15/25	196,000	194,040
2.88%, 07/31/25	671,000	693,646
2.25%, 11/15/25 - 08/15/27	2,692,000	2,677,304
1.50%, 08/15/26	878,000	828,612
3.13%, 11/15/28	285,000	302,634
		12,236,792
Total Government And Agency Obligations (cost $23,099,004)		23,554,725
SHORT TERM INVESTMENTS 3.7%
Investment Companies 2.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.40% (k)	1,498,177	1,498,177
Securities Lending Collateral 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (k)	446,688	446,688
Total Short Term Investments (cost $1,944,865)		1,944,865
Total Investments 101.5% (cost $52,109,030)		53,017,364
Other Derivative Instruments (0.0)%		(4,258)
Other Assets and Liabilities, Net (1.5)%		(793,626)
Total Net Assets 100.0%		52,219,480

(a) The Fund had an unfunded commitment at March 31, 2019. See the table of Unfunded Commitments in the Schedules of Investments.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the PPM Funds' Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $10,313,505 and 19.8%, respectively.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) All or a portion of the security was on loan.

(e) Perpetual security. Next contractual call date presented, if applicable.

(f) Convertible security.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the PPM Funds' Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) The Adviser has deemed this security to be illiquid based on procedures approved by the PPM Funds' Board of Trustees.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(j) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2019, the total payable for investments purchased on a delayed delivery basis was $772,146.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

PG&E Corp. – DIP Term Loan	52,238	263
PG&E Corp. – DIP Delayed Draw Term Loan	17,413	87
	69,651	350

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

PPM Core Plus Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond	18	June 2019	2,627,498	(6,750)	66,315
U.S. Treasury Note, 2-Year	7	June 2019	1,491,612	270	44
U.S. Treasury Note, 5-Year	18	June 2019	2,066,493	(4,078)	18,414
Ultra 10-Year U.S. Treasury Note	6	June 2019	780,676	(1,688)	16,011
				(12,246)	100,784
Short Contracts
U.S. Treasury Note, 10-Year	(33)	June 2019	(4,037,783)	8,747	(61,436)

PPM Core Plus Fixed Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[6] (%)	Expiration	Notional[1,5]	Value[4] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.IG.32 (Q)	1.00	06/20/24	500,000	(8,958)	(759)	(387)

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
PPM Credit Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.2%
American Express Credit Account Master Trust
Series 2014-B-1, 2.98%, (1M USD LIBOR + 0.50%), 05/15/19 (b)	500,000	500,153
Ascentium Equipment Receivables LLC
Series 2018-A2-2A, 3.27%, 10/12/21 (c)	136,000	136,714
Ascentium Equipment Receivables Trust
Series 2017-A3-2A, 2.31%, 12/10/21 (c)	64,000	63,458
BCC Funding XIV LLC
Series 2018-A2-1A, 2.96%, 06/20/23 (c)	83,812	83,900
BMW Floorplan Master Owner Trust
Series 2018-A1-1, 3.15%, 05/17/21 (c)	100,000	101,038
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (c)	87,672	87,510
Citibank Credit Card Issuance Trust
Series 2017-A9-A9, 1.80%, 09/20/19	600,000	597,617
Continental Airlines Inc. Pass-Through Trust
Series 2012-A-1, 4.15%, 04/11/24	134,191	137,250
CSMC Trust
Series 2017-A3-HL2, 3.50%, 09/25/24 (b) (c)	101,025	100,877
Dell Equipment Finance Trust
Series 2018-A2-2, 3.16%, 08/24/20 (c)	100,000	100,323
Series 2018-A2A-1, 2.97%, 10/22/20 (c)	93,965	94,091
DLL LLC
Series 2018-A3-ST2, 3.46%, 04/20/21 (c)	84,000	84,799
Series 2018-A4-ST2, 3.59%, 10/20/21 (c)	144,000	146,297
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22 (c)	57,819	57,682
GLS Auto Receivables Trust
Series 2018-A-3A, 3.35%, 08/15/22 (c)	64,816	64,924
GM Financial Consumer Automobile Receivables Trust
Series 2018-A2-4, 2.93%, 06/16/20	97,125	97,278
GreatAmerica Leasing Receivables Funding LLC
Series 2017-A3-1, 2.06%, 06/22/20 (c)	59,187	59,034
Series 2018-A3-1, 2.60%, 06/15/21 (c)	100,000	99,844
Houston Galleria Mall Trust
Series 2015-A1A2-HGLR, REMIC, 3.09%, 03/06/25 (c)	100,000	99,162
Kubota Credit Owner Trust
Series 2016-A3-1A, 1.50%, 07/15/20 (c)	94,770	94,434
Marlin Leasing Receivables LLC
Series 2018-A2-1A, 3.05%, 10/20/20 (c)	42,000	42,039
Series 2018-A3-1A, 3.36%, 04/20/23 (c)	81,000	81,252
Santander Retail Auto Lease Trust
Series 2018-A2A-A, REMIC, 2.71%, 01/20/20 (c)	71,434	71,415
United Airlines Inc. Pass-Through Trust
Series 2018-B-1, 4.60%, 03/01/26	27,062	27,160
Series 2018-A-1, 3.70%, 03/01/30	147,389	141,331
Verizon Owner Trust
Series 2017-A1A-3A, 2.06%, 04/20/22 (c)	512,000	508,588
Westlake Automobile Receivables Trust
Series 2018-A2A-2A, 2.84%, 09/15/21 (c)	27,395	27,406
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,689,543)		3,705,576
CORPORATE BONDS AND NOTES 73.8%
Communication Services 5.6%
Altice Luxembourg SA
8.13%, 02/01/27 (c)	200,000	202,521
AMC Entertainment Holdings Inc.
6.13%, 05/15/27	68,000	61,488
AT&T Inc.
5.25%, 03/01/37	99,000	104,379
4.85%, 03/01/39	135,000	135,826
4.30%, 12/15/42	46,000	42,431
4.35%, 03/01/29 - 06/15/45	259,000	258,797
4.75%, 05/15/46	127,000	124,588
CCO Holdings LLC
5.50%, 05/01/26 (c)	36,000	37,176
5.13%, 05/01/27 (c)	61,000	61,332
5.88%, 05/01/27 (c)	33,000	34,251
Charter Communications Operating LLC
5.38%, 04/01/38 - 05/01/47	212,000	213,289
	Shares/Par[1]	Value ($)
Cincinnati Bell Inc.
7.00%, 07/15/24 (c) (d)	100,000	91,797
Comcast Corp.
4.15%, 10/15/28	108,000	113,848
4.60%, 10/15/38	143,000	153,501
4.00%, 08/15/47	100,000	97,670
4.05%, 11/01/52	50,000	48,492
4.95%, 10/15/58	170,000	188,024
Fox Corp.
5.48%, 01/25/39 (c)	60,000	66,360
Netflix Inc.
5.88%, 11/15/28 (c)	120,000	126,760
6.38%, 05/15/29 (c)	44,000	47,639
Sirius XM Radio Inc.
5.38%, 07/15/26 (c)	75,000	76,518
5.00%, 08/01/27 (c)	95,000	94,985
Sprint Capital Corp.
6.88%, 11/15/28	105,000	100,916
Time Warner Cable Inc.
6.75%, 06/15/39	40,000	44,606
Time Warner Entertainment Co. LP
8.38%, 03/15/23	55,000	64,098
Vodafone Group Plc
4.38%, 05/30/28	88,000	89,153
Walt Disney Co.
6.55%, 03/15/33 (c)	38,000	50,617
6.90%, 08/15/39 (c)	36,000	50,752
4.75%, 09/15/44 (c)	29,000	33,318
3.00%, 07/30/46	32,000	28,261
Zayo Group LLC
5.75%, 01/15/27 (c)	30,000	29,929
		2,873,322
Consumer Discretionary 3.7%
Amazon.com Inc.
3.88%, 08/22/37	90,000	94,079
Beazer Homes USA Inc.
5.88%, 10/15/27	35,000	30,536
Delphi Jersey Holdings Plc
5.00%, 10/01/25 (c)	60,000	52,929
Dollar General Corp.
3.25%, 04/15/23	112,000	112,703
GLP Capital LP
5.38%, 04/15/26	203,000	212,810
5.75%, 06/01/28	49,000	52,743
Golden Nugget Inc.
6.75%, 10/15/24 (c)	70,000	70,285
8.75%, 10/01/25 (c)	59,000	61,935
Hilton Worldwide Finance LLC
4.63%, 04/01/25	5,000	5,061
Home Depot Inc.
2.13%, 09/15/26	81,000	76,395
3.90%, 12/06/28	41,000	43,589
4.50%, 12/06/48	49,000	54,317
KFC Holding Co.
5.00%, 06/01/24 (c)	8,000	8,157
Lennar Corp.
4.75%, 11/29/27	55,000	55,119
Lowe`s Cos. Inc.
4.05%, 05/03/47	60,000	56,335
Marriott International Inc.
6.50%, 09/15/26 (c)	119,000	124,742
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (c) (d)	79,000	78,398
Nemak SAB de CV
4.75%, 01/23/25 (c) (d)	169,000	165,283
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	30,000	32,049
Sands China Ltd.
5.13%, 08/08/25 (e)	132,000	138,304
5.40%, 08/08/28 (e)	63,000	65,954
Schaeffler Verwaltung Zwei GmbH
5.25%, 09/15/23 (c) (f)	57,000	57,048
5.50%, 09/15/26 (c) (f)	131,000	124,662

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
Time Warner Inc.
7.63%, 04/15/31	59,000	77,322
VOC Escrow Ltd.
5.00%, 02/15/28 (c)	63,000	61,387
		1,912,142
Consumer Staples 4.0%
Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (c)	53,000	53,038
4.90%, 02/01/46 (c)	371,000	373,533
BAT Capital Corp.
4.39%, 08/15/37	158,000	142,751
4.54%, 08/15/47	128,000	112,460
Constellation Brands Inc.
4.25%, 05/01/23	70,000	73,301
Dr. Pepper Snapple Group Inc.
2.55%, 09/15/26	50,000	45,579
Energizer Holdings Inc.
7.75%, 01/15/27 (c)	15,000	15,989
General Mills Inc.
4.20%, 04/17/28 (d)	115,000	119,558
4.70%, 04/17/48	37,000	37,083
JBS Investments GmbH
7.25%, 04/03/24 (c) (d)	171,000	176,738
Kraft Heinz Foods Co.
4.38%, 06/01/46	70,000	60,845
Kroger Co.
4.65%, 01/15/48	24,000	22,423
Maple Escrow Subsidiary Inc.
4.99%, 05/25/38 (c)	30,000	30,641
Mars Inc.
3.60%, 04/01/34 (c)	44,000	44,236
3.95%, 04/01/49 (c)	95,000	96,312
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (c)	125,000	108,466
Philip Morris International Inc.
4.25%, 11/10/44	75,000	72,866
Pilgrim's Pride Corp.
5.75%, 03/15/25 (c)	32,000	32,364
5.88%, 09/30/27 (c)	74,000	74,551
Reynolds American Inc.
5.70%, 08/15/35	86,000	89,115
Tyson Foods Inc.
4.55%, 06/02/47	12,000	11,327
5.10%, 09/28/48	175,000	178,168
Wm. Wrigley Jr. Co.
3.38%, 10/21/20 (c)	86,000	86,705
		2,058,049
Energy 7.2%
Alta Mesa Holdings LP
7.88%, 12/15/24	107,000	40,922
Anadarko Petroleum Corp.
7.95%, 06/15/39	51,000	65,127
Andeavor Logistics LP
4.25%, 12/01/27	61,000	61,648
5.20%, 12/01/47	66,000	66,128
Callon Petroleum Co.
6.38%, 07/01/26	125,000	125,243
Canadian Natural Resources Ltd.
3.85%, 06/01/27	55,000	55,194
Cenovus Energy Inc.
4.45%, 09/15/42	59,000	52,497
Chaparral Energy Inc.
8.75%, 07/15/23 (c)	42,000	29,233
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	40,000	43,536
5.13%, 06/30/27	80,000	83,893
Concho Resources Inc.
4.88%, 10/01/47	51,000	54,098
Continental Resources Inc.
4.50%, 04/15/23	48,000	49,705
4.38%, 01/15/28	81,000	83,306
Diamondback Energy Inc.
4.75%, 11/01/24 (c)	123,000	126,205
	Shares/Par[1]	Value ($)
Endeavor Energy Resources LP
5.50%, 01/30/26 (c)	9,000	9,244
5.75%, 01/30/28 (c)	9,000	9,447
Energy Transfer LP
5.80%, 06/15/38	51,000	54,167
5.15%, 03/15/45	40,000	38,638
Energy Transfer Operating LP
4.25%, 03/15/23	139,000	142,644
5.50%, 06/01/27	109,000	118,240
5.25%, 04/15/29	112,000	120,303
6.25%, 04/15/49	73,000	81,877
Enterprise Products Operating LLC
4.15%, 10/16/28	85,000	89,491
6.13%, 10/15/39	86,000	104,547
4.80%, 02/01/49	84,000	89,201
EP Energy LLC
8.00%, 11/29/24 (c)	70,000	38,830
Floatel International AB
9.00%, 04/11/24	100,000	89,500
Halliburton Co.
3.80%, 11/15/25	60,000	61,354
4.85%, 11/15/35	59,000	61,937
HollyFrontier Corp.
5.88%, 04/01/26	110,000	117,500
Kinder Morgan Energy Partners LP
7.75%, 03/15/32	87,000	111,730
Kinder Morgan Inc.
4.30%, 03/01/28	90,000	93,106
5.20%, 03/01/48	50,000	52,786
Marathon Oil Corp.
4.40%, 07/15/27	90,000	92,727
Marathon Petroleum Corp.
3.80%, 04/01/28 (c)	30,000	29,741
4.50%, 04/01/48 (c)	35,000	33,623
MPLX LP
4.00%, 03/15/28	68,000	67,601
4.50%, 04/15/38	40,000	38,087
5.20%, 03/01/47	60,000	60,918
4.70%, 04/15/48	25,000	23,941
5.50%, 02/15/49	55,000	58,780
Nabors Industries Inc.
5.50%, 01/15/23 (d)	25,000	23,967
5.75%, 02/01/25	50,000	44,849
Petroleos Mexicanos
6.50%, 01/23/29	68,000	67,206
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	165,000	181,705
4.20%, 03/15/28	400,000	403,736
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43	22,000	20,432
Transocean Guardian Ltd.
5.88%, 01/15/24 (c)	21,735	22,175
Transocean Pontus Ltd.
6.13%, 08/01/25 (c)	14,175	14,367
Transocean Proteus Ltd.
6.25%, 12/01/24 (c)	96,800	99,251
		3,704,383
Financials 27.2%
ABN AMRO Bank NV
2.65%, 01/19/21 (c)	250,000	249,235
AerCap Ireland Capital DAC
3.65%, 07/21/27	78,000	72,941
3.88%, 01/23/28 (d)	35,000	33,024
Ally Financial Inc.
4.63%, 05/19/22	10,000	10,216
American International Group Inc.
4.20%, 04/01/28	52,000	52,666
4.50%, 07/16/44	24,000	23,057
4.80%, 07/10/45	158,000	158,298
4.75%, 04/01/48	68,000	67,771
Ameriprise Financial Inc.
3.00%, 03/22/22	61,000	61,314
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (c)	200,000	199,702

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
Bank of America Corp.
2.50%, 10/21/22	112,000	110,517
4.13%, 01/22/24	52,000	54,405
3.55%, 03/05/24	158,000	160,320
4.00%, 04/01/24 - 01/22/25	149,000	154,446
3.95%, 04/21/25	276,000	280,942
3.37%, 01/23/26	75,000	75,057
4.45%, 03/03/26	24,000	25,015
4.25%, 10/22/26	13,000	13,367
4.18%, 11/25/27	79,000	80,279
3.42%, 12/20/28	80,000	78,343
4.33%, 03/15/50	125,000	128,922
Bank of Montreal
2.90%, 03/26/22 (g)	100,000	100,141
Barclays Plc
4.97%, 05/16/29 (b) (g)	47,000	48,643
Bayer US Finance II LLC
4.25%, 12/15/25 (c)	133,000	134,411
4.38%, 12/15/28 (c)	127,000	126,268
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48	125,000	130,362
Blackstone Holdings Finance Co. LLC
4.00%, 10/02/47 (c)	44,000	39,578
BMW US Capital LLC
2.00%, 04/11/21 (c)	50,000	49,226
BNP Paribas SA
3.38%, 01/09/25 (c)	200,000	196,129
Boral Finance Pty Ltd.
3.75%, 05/01/28 (c)	146,000	142,307
Capital One Financial Corp.
3.30%, 10/30/24	120,000	118,726
3.75%, 03/09/27	102,000	100,427
3.80%, 01/31/28	73,000	72,129
CIT Group Inc.
4.75%, 02/16/24	149,000	154,443
5.25%, 03/07/25 (d)	16,000	17,038
6.13%, 03/09/28	17,000	18,916
Citigroup Inc.
3.14%, 01/24/23	153,000	153,514
3.20%, 10/21/26	123,000	120,499
4.45%, 09/29/27	138,000	141,845
3.89%, 01/10/28 (b)	225,000	228,611
3.67%, 07/24/28 (b)	291,000	290,140
4.13%, 07/25/28	26,000	26,141
Commonwealth Bank of Australia
3.45%, 03/16/23 (c)	250,000	254,285
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (c) (h)	69,000	68,828
4.21%, 06/12/24 (c)	250,000	255,897
3.87%, 01/12/29 (c)	250,000	245,166
Dell EMC
5.88%, 06/15/21 (c)	41,000	41,759
7.13%, 06/15/24	38,000	40,279
8.35%, 07/15/46 (c)	50,000	60,391
Enel Finance International NV
4.88%, 06/14/29 (c)	250,000	260,650
ERAC USA Finance LLC
4.50%, 02/15/45 (c)	27,000	26,689
Five Corners Funding Trust
4.42%, 11/15/23 (c)	212,000	223,709
GE Capital International Funding Co.
4.42%, 11/15/35	174,000	161,258
General Motors Financial Co. Inc.
4.00%, 10/06/26	84,000	80,333
Glencore Funding LLC
4.88%, 03/12/29 (c) (d)	125,000	125,938
GLP Capital LP
5.30%, 01/15/29	77,000	80,803
Goldman Sachs Group Inc.
2.91%, 07/24/23	117,000	115,632
4.00%, 03/03/24	119,000	122,640
3.50%, 01/23/25 - 11/16/26	176,000	175,369
3.75%, 05/22/25	179,000	180,959
4.25%, 10/21/25	34,000	34,823
	Shares/Par[1]	Value ($)
3.85%, 01/26/27	128,000	128,601
3.69%, 06/05/28 (b)	9,000	8,902
3.81%, 04/23/29	70,000	69,392
4.22%, 05/01/29	250,000	255,857
5.15%, 05/22/45	16,000	16,971
Huntington National Bank
2.38%, 03/10/20	80,000	79,730
Icahn Enterprises LP
6.38%, 12/15/25	42,000	43,018
James Hardie International Finance DAC
5.00%, 01/15/28 (c)	17,000	16,204
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (h)	79,000	79,770
2.97%, 01/15/23	218,000	218,209
3.21%, 04/01/23	250,000	251,207
4.02%, 12/05/24	162,000	167,963
2.95%, 10/01/26	219,000	214,217
3.78%, 02/01/28 (b)	185,000	188,510
4.01%, 04/23/29	196,000	201,217
4.20%, 07/23/29	169,000	176,694
JPMorgan Chase Bank NA
3.22%, 03/01/25	237,000	236,924
LafargeHolcim Finance US LLC
4.75%, 09/22/46 (c)	200,000	185,422
Liberty Mutual Group Inc.
4.25%, 06/15/23 (c)	12,000	12,444
4.57%, 02/01/29 (c)	39,000	40,599
4.85%, 08/01/44 (c)	125,000	128,179
Lincoln National Corp.
3.80%, 03/01/28	42,000	42,520
4.35%, 03/01/48	70,000	69,529
Lloyds Banking Group Plc
7.50%, (callable at 100 beginning 09/27/25) (h)	200,000	203,132
4.45%, 05/08/25 (g)	200,000	207,358
3.57%, 11/07/28	200,000	191,909
Markel Corp.
4.30%, 11/01/47	250,000	226,619
MetLife Inc.
4.37%, 09/15/23	45,000	48,043
Metropolitan Life Global Funding I
3.38%, 01/11/22 (c)	48,000	48,716
Mitsubishi UFJ Financial Group Inc.
3.22%, 03/07/22	70,000	70,507
3.46%, 03/02/23	250,000	253,667
Morgan Stanley
3.88%, 04/29/24	101,000	103,865
3.70%, 10/23/24	98,000	99,805
3.13%, 07/27/26	103,000	100,430
4.35%, 09/08/26	181,000	186,355
3.63%, 01/20/27	196,000	196,499
3.59%, 07/22/28 (b)	50,000	49,652
4.38%, 01/22/47	30,000	30,952
Nationwide Building Society
4.36%, 08/01/24 (c)	200,000	203,289
Navient Corp.
6.75%, 06/15/26	41,000	39,384
New York Life Global Funding
1.70%, 09/14/21 (c)	120,000	117,132
Nordic Aviation Capital A/S
5.58%, 03/14/24 (i) (j)	115,000	116,765
Reckitt Benckiser Treasury Services Plc
2.75%, 06/26/24 (c)	223,000	219,038
Royal Bank of Canada
3.70%, 10/05/23 (g)	125,000	129,051
Santander UK Group Holdings Plc
4.80%, 11/15/24	200,000	206,178
SLM Corp.
5.50%, 01/25/23	54,000	54,326
Sumitomo Mitsui Financial Group Inc.
2.85%, 01/11/22	250,000	250,308
Synchrony Financial
5.15%, 03/19/29	59,000	60,067
Syngenta Finance NV
5.68%, 04/24/48 (j) (k)	120,000	113,695

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
USA Compression Partners LP
6.88%, 04/01/26	38,000	38,901
6.88%, 09/01/27 (c)	44,000	44,858
Volkswagen Group of America Finance LLC
4.75%, 11/13/28 (c)	250,000	252,164
Wells Fargo & Co.
4.10%, 06/03/26	64,000	65,477
4.40%, 06/14/46	23,000	22,995
Wells Fargo Bank NA
5.85%, 02/01/37	75,000	90,787
Westpac Banking Corp.
2.75%, 01/11/23	125,000	124,318
		14,053,060
Health Care 7.5%
Abbott Laboratories
3.75%, 11/30/26	95,000	98,747
4.75%, 11/30/36	33,000	37,173
AbbVie Inc.
4.50%, 05/14/35	91,000	89,142
4.45%, 05/14/46	17,000	15,799
4.88%, 11/14/48	75,000	74,010
Actavis Funding SCS
4.85%, 06/15/44	29,000	28,947
Bausch Health Cos. Inc.
5.75%, 08/15/27 (c) (d)	16,000	16,414
Becton Dickinson & Co.
3.73%, 12/15/24	78,000	79,250
3.70%, 06/06/27	95,000	94,726
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (c)	21,000	20,828
Celgene Corp.
4.63%, 05/15/44	64,000	64,738
4.35%, 11/15/47	77,000	75,468
Centene Corp.
4.75%, 01/15/25	99,000	100,990
Centene Escrow I Corp.
5.38%, 06/01/26 (c)	148,000	154,306
CVS Health Corp.
2.88%, 06/01/26	15,000	14,206
4.30%, 03/25/28	80,000	81,133
4.78%, 03/25/38	146,000	144,677
5.05%, 03/25/48	222,000	223,878
Express Scripts Holding Co.
3.40%, 03/01/27	58,000	56,501
Forest Laboratories Inc.
5.00%, 12/15/21 (c)	118,000	122,839
Gilead Sciences Inc.
3.65%, 03/01/26	38,000	38,770
4.00%, 09/01/36	17,000	16,722
4.15%, 03/01/47	69,000	66,745
GlaxoSmithKline Capital Plc
2.88%, 06/01/22	125,000	125,704
Halfmoon Parent Inc.
4.38%, 10/15/28 (c)	168,000	174,200
4.80%, 08/15/38 (c)	60,000	61,674
4.90%, 12/15/48 (c)	32,000	33,128
HCA Inc.
5.00%, 03/15/24	7,000	7,415
5.25%, 06/15/26	71,000	76,155
5.63%, 09/01/28	20,000	21,130
Humana Inc.
4.63%, 12/01/42	40,000	41,081
Lifepoint Health Inc.
9.75%, 12/01/26 (c) (d)	125,000	129,746
Mednax Inc.
6.25%, 01/15/27 (c) (d)	182,000	183,841
Mylan Inc.
5.20%, 04/15/48	141,000	127,254
Par Pharmaceutical Inc.
7.50%, 04/01/27 (c)	86,000	87,171
Pfizer Inc.
2.80%, 03/11/22	46,000	46,449
3.45%, 03/15/29	100,000	102,725
4.00%, 03/15/49	100,000	103,550
	Shares/Par[1]	Value ($)
Tenet Healthcare Corp.
8.13%, 04/01/22	11,000	11,844
4.63%, 07/15/24	39,000	39,107
Thermo Fisher Scientific Inc.
3.20%, 08/15/27	33,000	32,266
UnitedHealth Group Inc.
2.88%, 12/15/21	125,000	125,365
3.10%, 03/15/26	41,000	40,858
4.45%, 12/15/48	51,000	55,470
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (c)	10,000	10,348
5.50%, 03/01/23	10,000	10,058
5.88%, 05/15/23 (c)	7,000	7,086
7.00%, 03/15/24	25,000	26,438
6.13%, 04/15/25 (c)	102,000	101,053
5.50%, 11/01/25 (c)	110,000	112,372
8.50%, 01/31/27 (c)	61,000	64,712
WellCare Health Plans Inc.
5.25%, 04/01/25	96,000	99,626
5.38%, 08/15/26 (c) (d)	46,000	48,151
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25	39,000	38,437
		3,860,423
Industrials 6.1%
Aircastle Ltd.
4.40%, 09/25/23	41,000	41,604
4.13%, 05/01/24	135,000	135,217
Ashtead Capital Inc.
4.13%, 08/15/25 (c)	56,000	55,020
5.25%, 08/01/26 (c)	172,000	175,870
4.38%, 08/15/27 (c)	26,000	25,136
Aviation Capital Group LLC
4.38%, 01/30/24 (c)	104,000	105,984
Avolon Holdings Funding Ltd.
5.13%, 10/01/23 (c)	100,000	101,734
5.25%, 05/15/24 (c)	125,000	128,635
Bombardier Inc.
7.88%, 04/15/27 (c)	53,000	54,585
Burlington Northern Santa Fe LLC
4.05%, 06/15/48	63,000	65,049
CNH Industrial NV
4.50%, 08/15/23	115,000	119,380
CSX Corp.
4.75%, 11/15/48	31,000	33,577
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (h) (j)	218,000	203,557
4.50%, 03/11/44	50,000	45,868
General Motors Co.
5.00%, 10/01/28	195,000	194,620
Hubbell Inc.
3.35%, 03/01/26	250,000	244,044
International Lease Finance Corp.
8.25%, 12/15/20	45,000	48,592
Johnson Controls International Plc
5.13%, 09/14/45	60,000	62,755
Lockheed Martin Corp.
3.55%, 01/15/26	117,000	120,886
Owens Corning Inc.
4.40%, 01/30/48	150,000	123,651
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (c)	136,000	135,318
5.50%, 02/15/24	24,000	24,927
Siemens Financieringsmaatschappij NV
2.35%, 10/15/26 (c)	198,000	187,265
Standard Industries Inc.
5.00%, 02/15/27 (c)	114,000	110,232
4.75%, 01/15/28 (c)	63,000	60,633
Union Pacific Corp.
4.05%, 03/01/46	84,000	82,744
4.50%, 09/10/48	125,000	133,035
United Rentals North America Inc.
6.50%, 12/15/26 (d)	53,000	55,772
United Technologies Corp.
2.65%, 11/01/26	51,000	48,583

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
Verisk Analytics Inc.
4.00%, 06/15/25	98,000	102,230
5.50%, 06/15/45 (j)	125,000	139,465
		3,165,968
Information Technology 2.9%
Broadcom Corp.
3.88%, 01/15/27	258,000	246,695
3.50%, 01/15/28	74,000	68,189
Broadcom Inc.
4.25%, 04/15/26 (c)	100,000	99,261
Dell International LLC
5.30%, 10/01/29 (c) (e)	125,000	126,015
Fidelity National Information Services Inc.
3.00%, 08/15/26	71,000	68,114
4.75%, 05/15/48	72,000	71,135
Fiserv Inc.
4.20%, 10/01/28 (e)	80,000	82,428
Microsoft Corp.
3.70%, 08/08/46	79,000	80,912
NXP BV
4.63%, 06/01/23 (c)	147,000	152,952
5.35%, 03/01/26 (c)	99,000	106,185
Oracle Corp.
3.85%, 07/15/36	59,000	59,668
3.80%, 11/15/37	39,000	39,132
4.00%, 11/15/47	83,000	83,706
Radiate Holdco LLC
6.88%, 02/15/23 (c)	88,000	87,116
ViaSat Inc.
5.63%, 04/15/27 (c)	31,000	31,668
Visa Inc.
4.30%, 12/14/45	99,000	109,302
		1,512,478
Materials 2.6%
Anglo American Capital Plc
4.88%, 05/14/25 (c)	260,000	270,562
BWAY Holding Co.
7.25%, 04/15/25 (c)	56,000	54,054
Cemex SAB de CV
5.70%, 01/11/25 (c)	200,000	205,217
CF Industries Inc.
4.50%, 12/01/26 (c)	106,000	107,349
5.38%, 03/15/44	80,000	72,114
Corning Inc.
5.85%, 11/15/68	67,000	72,882
Dow Chemical Co.
4.25%, 10/01/34	65,000	63,684
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (c) (d)	31,000	31,074
Freeport-McMoRan Inc.
5.45%, 03/15/43	113,000	98,791
NOVA Chemicals Corp.
4.88%, 06/01/24	38,000	37,321
Olin Corp.
5.13%, 09/15/27 (d)	27,000	27,305
5.00%, 02/01/30	57,000	55,849
Reynolds Group Issuer Inc.
5.13%, 07/15/23	103,000	104,808
Samarco Mineracao SA
0.00%, 09/26/24 (c) (l) (m)	200,000	132,291
Sherwin-Williams Co.
4.50%, 06/01/47	34,000	33,550
		1,366,851
Real Estate 1.8%
AvalonBay Communities Inc.
3.20%, 01/15/28	84,000	83,496
Boston Properties LP
2.75%, 10/01/26	18,000	17,063
4.50%, 12/01/28	72,000	76,601
Crown Castle International Corp.
2.25%, 09/01/21	55,000	54,037
3.80%, 02/15/28	89,000	88,458
5.20%, 02/15/49 (d)	31,000	32,812
	Shares/Par[1]	Value ($)
Equinix Inc.
5.75%, 01/01/25	46,000	47,764
5.38%, 05/15/27	63,000	65,974
ERP Operating LP
3.50%, 03/01/28	54,000	54,868
Host Hotels & Resorts LP
3.75%, 10/15/23	86,000	86,455
Realty Income Corp.
3.65%, 01/15/28	97,000	98,495
Regency Centers Corp.
3.60%, 02/01/27	43,000	42,370
Simon Property Group LP
3.38%, 06/15/27 - 12/01/27	166,000	167,126
		915,519
Utilities 5.2%
AES Corp.
4.50%, 03/15/23	164,000	165,470
5.13%, 09/01/27	73,000	76,042
Alabama Power Co.
3.70%, 12/01/47	150,000	146,511
Ameren Illinois Co.
4.50%, 03/15/49	52,000	58,158
Appalachian Power Co.
3.30%, 06/01/27	150,000	148,032
Avangrid Inc.
3.15%, 12/01/24	199,000	196,413
Connecticut Light & Power Co.
4.00%, 04/01/48	47,000	48,903
Dominion Resources Inc.
5.20%, 08/15/19	49,000	49,453
Duke Energy Corp.
3.95%, 08/15/47	75,000	72,343
Duke Energy Florida LLC
3.20%, 01/15/27	38,000	38,183
3.80%, 07/15/28	112,000	117,248
Duquesne Light Holdings Inc.
6.40%, 09/15/20 (c)	121,000	126,312
5.90%, 12/01/21 (c)	116,000	123,155
Exelon Corp.
3.95%, 06/15/25	15,000	15,555
5.10%, 06/15/45	52,000	58,147
4.45%, 04/15/46	200,000	206,665
FirstEnergy Corp.
4.35%, 01/15/25 (c)	88,000	91,585
4.85%, 07/15/47 (e)	40,000	42,822
FirstEnergy Transmission LLC
5.45%, 07/15/44 (c)	67,000	76,418
Florida Power & Light Co.
3.70%, 12/01/47	150,000	150,186
Nevada Power Co.
3.70%, 05/01/29	106,000	109,738
6.65%, 04/01/36	18,000	23,407
NextEra Energy Capital Holdings Inc.
2.90%, 04/01/22	119,000	119,103
PacifiCorp
4.15%, 02/15/50	125,000	130,171
Sempra Energy
4.00%, 02/01/48	70,000	63,892
Southern California Edison Co.
4.13%, 03/01/48	37,000	35,348
Wisconsin Energy Corp.
3.55%, 06/15/25	44,000	44,922
Xcel Energy Inc.
4.70%, 05/15/20	107,000	108,307
6.50%, 07/01/36	22,000	28,084
		2,670,573
Total Corporate Bonds And Notes (cost $37,244,157)		38,092,768
SENIOR LOAN INTERESTS 0.1%
Materials 0.1%
BWAY Holding Co.
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 04/03/24 (b) (n)	60,000	58,455
Total Senior Loan Interests (cost $58,900)		58,455

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
GOVERNMENT AND AGENCY OBLIGATIONS 14.8%
U.S. Treasury Securities 14.8%
U.S. Treasury Bond
2.50%, 02/15/45	870,000	822,694
U.S. Treasury Note
2.38%, 02/29/24	5,860,000	5,902,119
2.25%, 02/15/27	950,000	943,469
Total Government And Agency Obligations (cost $7,542,344)		7,668,282
SHORT TERM INVESTMENTS 6.7%
Investment Companies 1.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.40% (o)	689,899	689,899
Securities Lending Collateral 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (o)	1,360,775	1,360,775
Treasury Securities 2.7%
U.S. Treasury Bill
2.44%, 04/09/19 (p)	1,390,000	1,389,261
Total Short Term Investments (cost $3,439,935)		3,439,935
Total Investments 102.6% (cost $51,974,879)		52,965,016
Other Derivative Instruments 0.0%		2,804
Other Assets and Liabilities, Net (2.6)%		(1,320,188)
Total Net Assets 100.0%		51,647,632

(a) The Fund had an unfunded commitment at March 31, 2019. See the table of Unfunded Commitments in the Schedules of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the PPM Funds' Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $13,775,965 and 26.7%, respectively.

(d) All or a portion of the security was on loan.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) Convertible security.

(h) Perpetual security. Next contractual call date presented, if applicable.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the PPM Funds' Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) The Adviser has deemed this security to be illiquid based on procedures approved by the PPM Funds' Board of Trustees.

(k) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(l) Non-income producing security.

(m) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(n) This senior loan will settle after March 31, 2019. The reference rate and spread presented will go into effect upon settlement.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(p) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Syngenta Finance NV, 5.68%, 04/24/48	07/16/18	112,421	113,695	0.2

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

PG&E Corp. – DIP Term Loan	52,238	263
PG&E Corp. – DIP Delayed Draw Term Loan	17,413	87
	69,651	350

PPM Credit Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond	35	June 2019	5,105,947	(12,752)	132,022
U.S. Treasury Note, 2-Year	13	June 2019	2,770,644	(425)	(425)
				(13,177)	131,597
Short Contracts
U.S. Treasury Note, 10-Year	(15)	June 2019	(1,834,793)	5,351	(28,489)
U.S. Treasury Note, 5-Year	(23)	June 2019	(2,654,373)	2,756	(9,674)
Ultra 10-Year U.S. Treasury Note	(8)	June 2019	(1,037,289)	2,250	(24,961)
Ultra Long Term U.S. Treasury Bond	(15)	June 2019	(2,415,168)	5,625	(104,832)
				15,982	(167,956)

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
PPM Floating Rate Income Fund (a)
CORPORATE BONDS AND NOTES 3.5%
Communication Services 0.2%
AMC Entertainment Holdings Inc.
6.13%, 05/15/27	50,000	45,212
Live Nation Entertainment Inc.
4.88%, 11/01/24 (b)	30,000	30,168
Sprint Corp.
7.13%, 06/15/24	30,000	30,410
		105,790
Consumer Discretionary 0.3%
American Axle & Manufacturing Inc.
6.50%, 04/01/27 (c)	59,000	57,222
Eldorado Resorts Inc.
6.00%, 09/15/26	10,000	10,130
GLP Capital LP
5.75%, 06/01/28	7,000	7,535
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (b) (c)	56,000	55,573
		130,460
Consumer Staples 0.1%
JBS Investments GmbH
7.25%, 04/03/24 (b) (c)	30,000	31,007
Spectrum Brands Inc.
5.75%, 07/15/25 (c)	30,000	30,342
		61,349
Energy 0.8%
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	56,000	58,725
Cheniere Energy Partners LP
5.63%, 10/01/26	54,000	55,337
Continental Resources Inc.
4.50%, 04/15/23	30,000	31,066
Energy Transfer Operating LP
5.50%, 06/01/27	54,000	58,578
Everest Acquisition Finance Inc.
7.75%, 05/15/26	60,000	48,994
Parsley Energy LLC
5.25%, 08/15/25 (b)	54,000	53,523
Regency Energy Partners LP
5.88%, 03/01/22	30,000	32,060
Transocean Proteus Ltd.
6.25%, 12/01/24 (b)	67,200	68,902
		407,185
Financials 0.4%
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (b)	58,000	57,914
Dell EMC
7.13%, 06/15/24	30,000	31,799
GLP Capital LP
5.30%, 01/15/29	50,000	52,469
James Hardie International Finance DAC
5.00%, 01/15/28 (b)	10,000	9,532
Level 3 Financing Inc.
5.38%, 01/15/24	30,000	30,595
SLM Corp.
5.50%, 01/25/23	30,000	30,181
		212,490
Health Care 0.4%
Community Health Systems Inc.
8.63%, 01/15/24	30,000	30,065
Tenet Healthcare Corp.
6.75%, 06/15/23 (c)	36,000	37,078
5.13%, 05/01/25	30,000	30,122
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23	13,000	13,076
6.13%, 04/15/25 (b)	30,000	29,721
5.50%, 11/01/25 (b)	30,000	30,647
		170,709
	Shares/Par[1]	Value ($)
Industrials 0.5%
Aircastle Ltd.
5.00%, 04/01/23	30,000	31,108
Ashtead Capital Inc.
5.25%, 08/01/26 (b)	93,000	95,092
Bombardier Inc.
6.13%, 01/15/23 (b)	56,000	56,721
7.88%, 04/15/27 (b)	27,000	27,807
Park Aerospace Holdings Ltd.
5.50%, 02/15/24	54,000	56,087
		266,815
Materials 0.5%
FMG Resources August 2006 Pty Ltd.
5.13%, 03/15/23 (b) (c)	30,000	30,100
5.13%, 05/15/24 (b)	27,000	26,904
FXI Holdings Inc.
7.88%, 11/01/24 (b)	66,000	61,519
Hexion Inc.
10.38%, 02/01/22 (b)	30,000	25,203
Koppers Inc.
6.00%, 02/15/25 (b)	30,000	29,336
Olin Corp.
5.13%, 09/15/27 (c)	58,000	58,656
Silgan Holdings Inc.
4.75%, 03/15/25	35,000	34,475
		266,193
Real Estate 0.1%
Equinix Inc.
5.38%, 05/15/27	56,000	58,643
Utilities 0.2%
AES Corp.
5.50%, 04/15/25	30,000	31,096
Calpine Corp.
5.25%, 06/01/26 (b)	50,000	49,806
		80,902
Total Corporate Bonds And Notes (cost $1,754,244)		1,760,536
SENIOR LOAN INTERESTS 92.5%
Communication Services 5.0%
CBS Radio Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 11/18/24 (d)	156,173	151,644
CenturyLink Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 01/15/25 (d)	98,997	96,956
Cincinnati Bell Inc.
Term Loan, 5.75%, (3M LIBOR + 3.25%), 10/02/24 (d)	99,500	98,327
Cogeco Communications (USA) II LP
1st Lien Term Loan, 4.87%, (1M LIBOR + 2.38%), 08/11/24 (d)	198,500	195,451
Consolidated Communications Inc.
Term Loan B, 5.50%, (1M LIBOR + 3.00%), 09/29/23 (d)	148,610	140,313
Frontier Communications Corp.
Term Loan B-1, 6.25%, (3M LIBOR + 3.75%), 05/31/24 (d)	84,231	82,125
GoodRx Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.00%), 10/10/25 (d)	99,750	98,503
Gray Television Inc.
Term Loan C, 4.98%, (3M LIBOR + 2.50%), 10/30/25 (d)	44,888	44,355
GTT Communications Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 04/27/25 (d)	119,100	111,984
Intelsat Jackson Holdings SA
Term Loan B-3, 6.24%, (3M LIBOR + 3.75%), 11/27/23 (d)	105,000	103,326
Maxar Technologies Ltd.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 07/07/24 (d)	143,235	110,906
MTN Infrastructure TopCo Inc.
1st Lien Term Loan B, 5.49%, (3M LIBOR + 3.00%), 10/27/24 (d)	49,500	49,046

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
Securus Technologies Holdings Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.50%), 06/20/24 (d) (e)	122,400	121,482
1st Lien Term Loan, 7.00%, (3M LIBOR + 4.50%), 06/20/24 (d)	30,293	30,066
Sprint Communications Inc.
1st Lien Term Loan B, 5.00%, (3M LIBOR + 2.50%), 02/01/24 (d)	336,566	327,310
Term Loan B, 5.50%, (3M LIBOR + 3.00%), 02/05/24 (d)	69,825	68,690
Telesat Canada
Term Loan B-4, 5.31%, (3M LIBOR + 2.50%), 11/17/23 (d)	187,354	184,497
Tribune Media Co.
Term Loan C, 5.50%, (3M LIBOR + 3.00%), 01/20/24 (d)	125,000	124,750
Vestcom Parent Holdings Inc.
1st Lien Term Loan, 6.50%, (3M LIBOR + 4.00%), 12/15/23 (d) (f)	74,616	71,258
1st Lien Term Loan, 8.50%, (3M PRIME + 3.00%), 12/16/23 (d) (f)	9	8
Virgin Media Bristol LLC
Term Loan K, 4.98%, (3M LIBOR + 2.50%), 02/10/26 (d)	210,000	207,600
Windstream Holdings Inc.
DIP Term Loan, 0.00%, (3M LIBOR + 2.50%), 03/08/21 (d) (e)	55,000	54,845
Ziggo Secured Finance Partnership
Term Loan E, 4.98%, (3M LIBOR + 2.50%), 04/15/25 (d)	100,000	97,302
		2,570,744
Consumer Discretionary 20.5%
1011778 B.C. Unltd. Liability Co.
Term Loan B-3, 4.75%, (3M LIBOR + 2.25%), 02/15/24 (d)	212,592	209,049
24 Hour Fitness Worldwide Inc.
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 05/30/25 (d)	168,725	168,303
Allied Universal Holdco LLC
Term Loan, 6.24%, (3M LIBOR + 3.75%), 07/28/22 (d)	133,862	129,177
Altra Industrial Motion Corp.
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 09/26/25 (d)	58,433	57,337
AMC Entertainment Holdings Inc.
Incremental Term Loan, 4.73%, (3M LIBOR + 2.25%), 12/15/23 (d)	168,709	168,540
American Axle & Manufacturing Inc.
Term Loan B, 4.74%, (3M LIBOR + 2.25%), 03/10/24 (d)	98,731	96,345
Bass Pro Group LLC
Term Loan B, 7.50%, (3M LIBOR + 5.00%), 11/15/23 (d)	188,465	183,942
Boing US Holdco Inc.
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.25%), 09/20/24 (d)	39,600	39,452
Bombardier Recreational Products Inc.
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 06/30/23 (d)	169,150	165,133
Boyd Gaming Corp.
Term Loan B-3, 4.66%, (3M LIBOR + 2.25%), 09/15/23 (d)	168,609	166,977
Burlington Coat Factory Warehouse Corp.
Term Loan B-5, 4.50%, (3M LIBOR + 2.00%), 11/17/24 (d)	50,000	49,521
Caesars Entertainment Operating Co.
Term Loan, 4.49%, (3M LIBOR + 2.00%), 04/03/24 (d)	168,296	164,172
Caesars Resort Collection LLC
1st Lien Term Loan B, 5.25%, (3M LIBOR + 2.75%), 12/23/24 (d)	366,014	360,784
Callaway Golf Co.
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 12/31/25 (d) (e)	15,000	15,100
Term Loan B, 6.99%, (3M LIBOR + 4.50%), 12/31/25 (d)	27,930	28,116
	Shares/Par[1]	Value ($)
Camelot UK Holdco Ltd.
Term Loan, 5.74%, (1M LIBOR + 3.25%), 10/03/23 (d)	153,153	152,196
Charter Communications Operating LLC
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 04/30/25 (d)	312,705	310,359
CityCenter Holdings LLC
Term Loan B, 4.74%, (1M LIBOR + 2.25%), 04/14/24 (d)	168,287	165,105
Coinamatic Canada Inc.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.25%), 05/13/22 (d)	3,983	3,834
Constellis Holdings LLC
1st Lien Term Loan, 7.74%, (1M LIBOR + 5.00%), 04/17/24 (d) (f)	69,470	65,996
Core & Main LP
Term Loan B, 5.63%, (3M LIBOR + 3.00%), 07/19/24 (d)	99,246	98,336
Creative Artists Agency LLC
Term Loan B, 5.49%, (1M LIBOR + 3.00%), 02/15/24 (d)	94,635	93,571
Term Loan B, 7.50%, (1M PRIME + 2.00%), 02/15/24 (d)	114	112
CSC Holdings LLC
Term Loan B, 4.98%, (3M LIBOR + 2.50%), 01/12/26 (d)	198,500	194,199
Dana Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 02/27/26 (d) (e) (f)	95,000	94,050
Delta 2 (LUX) SARL
Term Loan, 4.99%, (3M LIBOR + 2.50%), 02/01/24 (d)	170,000	163,497
DexKo Global Inc.
Term Loan, 5.99%, (3M LIBOR + 3.50%), 07/24/24 (d)	49,624	48,781
Dynacast International LLC
Term Loan B-2, 5.85%, (3M LIBOR + 3.25%), 01/28/22 (d)	98,969	97,113
Eldorado Resorts LLC
Term Loan B, 0.00%, (1M LIBOR + 2.25%), 03/15/24 (d) (e)	40,000	39,600
Term Loan B, 4.88%, (1M LIBOR + 2.25%), 03/15/24 (d)	54,000	53,460
Equinox Holdings Inc.
1st Lien Term Loan, 5.50%, (1M LIBOR + 3.00%), 03/08/24 (d)	89,320	88,695
ESH Hospitality Inc.
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 08/30/23 (d)	157,885	156,701
Fitness International LLC
Term Loan B, 5.74%, (1M LIBOR + 3.25%), 04/13/25 (d)	129,025	127,762
Four Seasons Hotels Ltd.
1st Lien Term Loan, 4.49%, (3M LIBOR + 2.00%), 11/30/23 (d)	189,515	187,817
Golden Nugget Inc.
Incremental Term Loan B, 5.23%, (3M LIBOR + 2.75%), 09/07/23 (d)	78,859	78,008
Incremental Term Loan B, 5.24%, (3M LIBOR + 2.75%), 10/04/23 (d)	99,324	98,253
Hayward Industries Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 08/04/24 (d)	99,244	97,198
Helix Gen Funding LLC
Term Loan B, 6.24%, (3M LIBOR + 3.75%), 03/02/24 (d)	57,305	55,013
Hoffmaster Group Inc.
1st Lien Term Loan, 6.49%, (1M LIBOR + 4.00%), 11/11/23 (d)	37,120	36,958
iHeartCommunications Inc.
Term Loan D, 0.00%, 12/31/19 (g) (h)	75,000	53,325
Inmar Holdings Inc.
1st Lien Term Loan, 6.49%, (3M LIBOR + 4.00%), 04/25/24 (d)	129,369	123,331
Interior Logic Group Inc.
Term Loan B, 6.80%, (1M LIBOR + 4.00%), 05/21/25 (d)	99,500	97,510

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
International Textile Group Inc.
1st Lien Term Loan, 7.49%, (3M LIBOR + 5.00%), 04/19/24 (d) (f)	98,125	94,200
Intrawest Resorts Holdings Inc.
Term Loan B-1, 5.50%, (3M LIBOR + 3.00%), 06/28/24 (d)	128,697	127,853
IRB Holding Corp.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.25%), 01/18/25 (d)	223,024	217,169
Jo-Ann Stores Inc.
Term Loan, 7.76%, (3M LIBOR + 5.00%), 09/29/23 (d)	48,648	48,404
Jostens Inc.
Term Loan, 8.13%, (3M LIBOR + 5.50%), 12/17/25 (d)	54,863	54,828
Las Vegas Sands LLC
Term Loan B, 4.25%, (3M LIBOR + 1.75%), 03/27/25 (d)	218,698	214,619
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 5.98%, (3M LIBOR + 3.50%), 12/24/21 (d)	50,000	49,469
Lifetime Brands Inc.
Term Loan B, 5.99%, (3M LIBOR + 3.50%), 03/13/25 (d)	64,675	62,815
Lions Gate Capital Holdings LLC
Term Loan B, 4.75%, (3M LIBOR + 2.25%), 03/20/25 (d)	198,000	195,030
LTF Merger Sub Inc.
Term Loan B, 5.38%, (3M LIBOR + 2.75%), 06/22/22 (d)	168,291	166,097
Marriott Ownership Resorts Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 08/09/25 (d) (e)	45,000	44,719
Term Loan B, 4.74%, (3M LIBOR + 2.25%), 08/29/25 (d)	47,880	47,581
Mavis Tire Express Services Corp.
Delayed Draw Term Loan, 2.00%, (3M LIBOR + 3.25%), 03/15/25 (d) (f) (i)	5,008	4,870
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.25%), 03/15/25 (d) (f)	196,449	191,046
Delayed Draw Term Loan, 5.74%, (3M LIBOR + 3.25%), 03/15/25 (d) (f) (i)	1,088	1,058
Michaels Stores Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.50%), 01/01/23 (d)	99,161	97,013
Mohegan Tribal Gaming Authority
Term Loan B, 6.50%, (3M LIBOR + 4.00%), 10/30/23 (d)	29,766	28,128
NPC International Inc.
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.50%), 04/05/24 (d)	29,209	26,093
1st Lien Term Loan, 6.13%, (3M LIBOR + 3.50%), 04/05/24 (d)	20,539	18,348
Numericable Group SA
Term Loan B-11, 5.24%, (3M LIBOR + 2.75%), 07/31/25 (d)	198,485	184,343
NVA Holdings Inc.
Term Loan B-3, 5.25%, (3M LIBOR + 2.75%), 01/31/25 (d)	168,304	162,309
Party City Holdings Inc.
Term Loan B, 5.00%, (3M LIBOR + 2.50%), 08/19/22 (d)	82,557	81,846
Penn National Gaming Inc.
1st Lien Term Loan B, 4.84%, (3M LIBOR + 2.25%), 08/15/25 (d)	89,775	88,765
Petco Animal Supplies Inc.
Term Loan B, 5.99%, (3M LIBOR + 3.25%), 01/12/23 (d)	124,041	94,023
PetSmart Inc.
Term Loan B-2, 5.49%, (3M LIBOR + 3.00%), 03/11/22 (d)	49,613	44,435
Playa Resorts Holding BV
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 04/07/24 (d)	178,189	170,951
ProQuest LLC
Term Loan B, 5.74%, (3M LIBOR + 3.25%), 10/24/21 (d)	79,366	78,904
	Shares/Par[1]	Value ($)
Rodan & Fields LLC
Term Loan B, 6.48%, (3M LIBOR + 4.00%), 06/07/25 (d) (f)	49,625	42,926
Term Loan B, 8.50%, (3M PRIME + 3.00%), 06/07/25 (d) (f)	125	108
Sally Holdings LLC
Term Loan B-1, 4.75%, (3M LIBOR + 2.25%), 07/05/24 (d)	98,995	96,954
Scientific Games International Inc.
Term Loan B-5, 5.31%, (3M LIBOR + 2.75%), 08/14/24 (d)	44,883	43,664
Term Loan B-5, 5.33%, (3M LIBOR + 2.75%), 08/14/24 (d)	186,982	181,907
Serta Simmons Bedding LLC
1st Lien Term Loan, 5.98%, (3M LIBOR + 3.50%), 10/21/23 (d)	96,877	71,477
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.50%), 10/21/23 (d)	27,300	20,142
ServiceMaster Co.
Term Loan B, 4.99%, (3M LIBOR + 2.50%), 11/08/23 (d)	32,132	32,001
Shutterfly Inc.
Term Loan B-2, 5.25%, (3M LIBOR + 2.75%), 08/17/24 (d)	75,070	73,780
Sinclair Television Group Inc.
Term Loan B-2, 0.00%, (3M LIBOR + 2.25%), 01/06/24 (d) (e)	95,000	93,872
SIWF Holdings Inc.
1st Lien Term Loan, 6.74%, (3M LIBOR + 4.25%), 05/25/25 (d)	114,175	112,605
Spin Holdco Inc.
Term Loan B, 6.03%, (3M LIBOR + 3.25%), 11/14/22 (d)	99,244	96,341
SRAM LLC
Term Loan B, 5.33%, (3M LIBOR + 2.75%), 03/15/24 (d)	41,787	41,578
Term Loan B, 5.38%, (3M LIBOR + 2.75%), 03/15/24 (d)	40,816	40,612
Staples Inc.
Term Loan B, 6.49%, (3M LIBOR + 4.00%), 08/15/24 (d)	178,643	177,016
Stars Group Holdings BV
Incremental Term Loan, 6.10%, (3M LIBOR + 3.50%), 06/29/25 (d)	287,429	286,644
Station Casinos LLC
Term Loan B, 5.00%, (3M LIBOR + 2.50%), 05/24/23 (d)	168,255	166,342
Tenneco Inc.
Term Loan B, 5.24%, (3M LIBOR + 2.75%), 10/01/25 (d)	187,031	178,147
TI Group Automotive Systems LLC
Term Loan, 4.99%, (3M LIBOR + 2.50%), 06/25/22 (d)	159,212	156,924
Trader Corp.
Term Loan B, 5.49%, (3M LIBOR + 3.00%), 09/28/23 (d)	45,000	44,550
Truck Hero Inc.
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.75%), 05/17/24 (d)	98,992	95,311
TruGreen Ltd. Partnership
Term Loan, 0.00%, (3M LIBOR + 3.75%), 03/13/26 (d) (e)	60,000	60,075
UFC Holdings LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 07/22/23 (d)	128,123	127,063
Univision Communications Inc.
Term Loan C-5, 5.25%, (3M LIBOR + 2.75%), 03/15/24 (d)	122,313	115,058
USS Ultimate Holdings Inc.
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.75%), 08/11/24 (d)	79,395	78,667
Vivid Seats Ltd.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 06/21/24 - 06/27/24 (d)	74,306	71,753
WASH Multifamily Laundry Systems LLC
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.25%), 05/15/22 (d)	25,708	24,744

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
WideOpenWest Finance LLC
Term Loan B, 5.74%, (3M LIBOR + 3.25%), 08/19/23 (d)	138,693	133,318
William Morris Endeavor Entertainment LLC
1st Lien Term Loan, 5.36%, (3M LIBOR + 2.75%), 05/11/25 (d)	209,466	198,119
WMG Acquisition Corp.
Term Loan F, 4.62%, (3M LIBOR + 2.13%), 11/01/23 (d)	170,000	166,122
		10,405,464
Consumer Staples 3.9%
8th Avenue Food & Provisions Inc.
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.75%), 09/19/25 (d)	69,825	69,755
Albertsons LLC
Term Loan B-6, 5.48%, (3M LIBOR + 3.00%), 06/22/23 (d)	158,788	157,260
American Seafoods Group LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 2.75%), 07/27/23 (d)	1,041	1,032
1st Lien Term Loan, 5.25%, (3M LIBOR + 2.75%), 07/27/23 (d)	67,918	67,324
ATS Consolidated Inc.
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.75%), 02/23/25 (d)	136,683	136,555
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 01/26/24 (d)	256,264	255,362
Coty Inc.
Term Loan B, 4.74%, (3M LIBOR + 2.25%), 03/29/25 (d)	169,150	163,441
Del Monte Foods Inc.
1st Lien Term Loan, 5.90%, (6M LIBOR + 3.25%), 01/26/21 (d)	34,726	27,318
Diamond (BC) BV
Term Loan, 5.74%, (1M LIBOR + 3.00%), 07/24/24 (d)	84,359	80,879
Dole Food Co. Inc.
Term Loan B, 5.24%, (1M LIBOR + 2.75%), 03/22/24 (d)	77,220	73,474
Term Loan B, 5.55%, (1M LIBOR + 2.75%), 03/22/24 (d)	1,209	1,151
Term Loan B, 7.25%, (1M PRIME + 1.75%), 03/22/24 (d)	32	31
Hearthside Food Solutions LLC
Term Loan B, 6.18%, (3M LIBOR + 3.69%), 05/17/25 (d)	168,725	163,663
JBS USA LLC
Term Loan B, 4.99%, (3M LIBOR + 2.50%), 10/30/22 (d)	24,261	24,070
Term Loan B, 4.98%, (3M LIBOR + 2.50%), 06/30/24 (d)	144,022	142,889
Portillo's Holdings LLC
1st Lien Term Loan, 7.30%, (3M LIBOR + 4.50%), 08/01/21 (d) (f)	88,861	88,528
Post Holdings Inc.
Incremental Term Loan, 4.49%, (3M LIBOR + 2.00%), 05/24/24 (d)	59,972	59,382
Sigma Bidco BV
Term Loan B-2, 5.80%, (3M LIBOR + 3.00%), 03/07/25 (d)	99,250	96,024
U.S. Foods Inc.
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 06/27/23 (d)	168,270	165,535
United Natural Foods Inc.
Term Loan B, 6.75%, (3M LIBOR + 4.25%), 10/22/25 (d)	184,000	158,056
Utz Quality Foods LLC
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.50%), 11/14/24 (d)	59,548	59,306
		1,991,035
Energy 3.0%
Arctic LNG Carriers Ltd.
Term Loan, 6.99%, (3M LIBOR + 4.50%), 04/21/23 (d)	49,496	47,888
	Shares/Par[1]	Value ($)
Calpine Corp.
Term Loan B-9, 0.00%, (3M LIBOR + 2.75%), 03/22/26 (d) (e)	170,000	168,183
EG Finco Ltd.
Term Loan, 6.60%, (3M LIBOR + 4.00%), 06/30/25 (d)	198,000	193,150
Encino Acquisition Partners Holdings LLC
2nd Lien Term Loan, 9.24%, (3M LIBOR + 6.75%), 09/26/25 (d) (f)	90,000	86,625
Equitrans Midstream Corp.
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 12/13/23 (d) (e)	80,000	80,066
Term Loan B, 7.00%, (3M LIBOR + 4.50%), 12/13/23 (d)	23,940	23,960
HFOTCO LLC
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 06/19/25 (d) (e)	30,000	29,813
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 06/19/25 (d)	64,513	64,109
Johnson Controls International Plc
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 03/13/26 (d) (e)	177,300	175,195
Lucid Energy Group II LLC
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.00%), 01/31/25 (d)	198,248	187,295
Medallion Midland Acquisition LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 10/31/24 (d)	98,997	96,275
Natgasoline LLC
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 10/31/25 (d) (e)	50,000	50,000
Term Loan B, 6.25%, (3M LIBOR + 3.50%), 10/31/25 (d)	44,888	44,888
Summit Midstream Partners Holdings LLC
Term Loan B, 8.49%, (3M LIBOR + 6.00%), 05/15/22 (d)	42,687	42,242
Traverse Midstream Partners LLC
Term Loan, 6.50%, (3M LIBOR + 4.00%), 09/22/24 (d)	199,000	198,502
Ultra Resources Inc.
1st Lien Term Loan, 6.49%, (3M LIBOR + 4.00%), 04/14/24 (d)	54,000	46,643
		1,534,834
Financials 10.9%
Acrisure LLC
Term Loan B, 6.88%, (3M LIBOR + 4.25%), 11/22/23 (d)	242,725	240,853
Advisor Group Inc.
Term Loan , 6.24%, (3M LIBOR + 3.75%), 08/13/25 (d)	109,450	109,450
AlixPartners LLP
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 03/28/24 (d)	141,867	140,732
Alliant Holdings I Inc.
Term Loan B, 5.23%, (3M LIBOR + 2.75%), 05/07/25 (d)	119,250	114,406
Altice Financing SA
Term Loan B, 5.23%, (3M LIBOR + 2.75%), 07/31/25 (d)	104,468	99,376
Altice France SA
Term Loan B-13, 6.48%, (3M LIBOR + 4.00%), 07/13/26 (d)	229,425	219,330
AmWINS Group Inc.
Term Loan B, 5.24%, (3M LIBOR + 2.75%), 01/19/24 (d)	98,987	97,503
AssuredPartners Inc.
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 10/22/24 (d)	192,977	186,464
Asurion LLC
Term Loan B-4, 5.49%, (3M LIBOR + 3.00%), 08/04/22 (d)	398,037	395,621
Auris Luxembourg III SARL
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 07/23/25 (d) (e)	150,000	149,688
BCP Renaissance Parent LLC
Term Loan B, 6.24%, (3M LIBOR + 3.50%), 09/20/24 (d)	199,000	198,005

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
Belron Finance US LLC
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 11/19/25 (d) (e)	95,000	93,635
Cetera Group Inc.
Term Loan , 6.74%, (3M LIBOR + 4.25%), 08/15/25 (d)	83,790	82,603
Crown Finance US Inc.
Term Loan, 5.00%, (3M LIBOR + 2.50%), 02/05/25 (d)	188,977	184,363
Duff & Phelps Corp.
Term Loan B, 5.75%, (1M LIBOR + 3.25%), 12/04/24 (d)	89,199	87,230
Edelman Financial Group
1st Lien Term Loan, 6.04%, (3M LIBOR + 3.25%), 06/26/25 (d)	92,269	91,433
Encapsys LLC
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.25%), 10/27/24 (d)	49,624	48,508
Garrett LX III SARL
Term Loan B, 5.11%, (3M LIBOR + 2.50%), 09/22/25 (d)	49,750	48,755
GTCR Valor Cos. Inc.
Term Loan B-1, 5.35%, (3M LIBOR + 2.75%), 06/30/23 (d)	78,561	77,849
HUB International Ltd.
Term Loan B, 5.38%, (3M LIBOR + 2.75%), 04/25/25 (d)	274	265
Term Loan B, 5.51%, (3M LIBOR + 2.75%), 04/25/25 (d)	108,627	104,915
Ineos US Finance LLC
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 03/31/24 (d)	168,296	164,987
ION Trading Technologies SARL
Incremental Term Loan B, 6.65%, (1M LIBOR + 4.00%), 11/21/24 (d)	125,964	121,983
iStar Inc.
Term Loan B, 5.23%, (3M LIBOR + 2.75%), 06/30/20 (d)	73,875	73,229
Term Loan B, 5.24%, (3M LIBOR + 2.75%), 06/30/20 (d)	75,000	74,344
Jane Street Group LLC
Term Loan B, 5.50%, (3M LIBOR + 3.00%), 08/25/22 (d)	147,361	146,717
Level 3 Financing Inc.
Term Loan B, 4.74%, (3M LIBOR + 2.25%), 02/16/24 (d)	340,000	335,679
LPL Holdings Inc.
1st Lien Term Loan B, 4.74%, (3M LIBOR + 2.25%), 09/23/24 (d)	168,719	167,102
NAB Holdings LLC
Term Loan, 5.80%, (3M LIBOR + 3.00%), 01/15/25 (d)	59,549	57,614
NFP Corp.
Term Loan B, 5.49%, (3M LIBOR + 3.00%), 01/06/24 (d)	168,278	161,968
PMHC II Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 03/20/25 (d)	19,341	18,769
1st Lien Term Loan, 6.41%, (3M LIBOR + 3.50%), 03/20/25 (d)	14,600	14,168
Sedgwick Claims Management Services Inc.
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 11/06/25 (d)	209,475	204,806
SolarWinds Holdings Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 02/06/24 (d)	168,296	166,263
Solera LLC
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 03/03/23 (d)	168,696	167,115
Telenet Financing USD LLC
Term Loan AN, 4.73%, (3M LIBOR + 2.25%), 08/31/26 (d)	170,000	166,138
TKC Holdings Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 02/08/23 (d)	168,283	164,798
Travelport Finance Lux SARL
Term Loan B, 5.18%, (3M LIBOR + 2.50%), 03/16/25 (d)	167,511	167,316
	Shares/Par[1]	Value ($)
Term Loan, 0.00%, (3M LIBOR + 5.00%), 03/18/26 (d) (e)	90,000	87,412
Unitymedia Finance LLC
Term Loan E, 4.48%, (3M LIBOR + 2.00%), 05/24/23 (d)	100,000	98,719
Veritas Bermuda Ltd.
Term Loan B, 6.99%, (3M LIBOR + 4.50%), 01/27/23 (d)	37,338	34,473
Term Loan B, 7.30%, (3M LIBOR + 4.50%), 01/27/23 (d)	12,282	11,340
VFH Parent LLC
Term Loan B, 6.13%, (3M LIBOR + 3.50%), 03/02/26 (d)	150,000	150,187
		5,526,111
Health Care 11.6%
Accelerated Health Systems LLC
Term Loan B, 5.99%, (3M LIBOR + 3.50%), 11/02/25 (d)	20,000	19,925
ADMI Corp.
Term Loan B, 5.50%, (3M LIBOR + 3.00%), 04/06/24 (d)	79,400	78,441
Agiliti Health Inc.
Term Loan, 5.50%, (3M LIBOR + 3.00%), 10/18/25 (d)	63,000	62,764
Air Methods Corp.
Term Loan B, 6.10%, (3M LIBOR + 3.50%), 04/12/24 (d)	34,967	26,116
Alliance Healthcare Services Inc.
Term Loan B, 6.99%, (3M LIBOR + 4.50%), 10/20/23 (d)	126,730	125,040
Alphabet Holding Co. Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 08/15/24 (d)	64,509	59,711
Amneal Pharmaceuticals LLC
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 03/26/25 (d)	248,086	247,155
ATI Holdings Acquisition Inc.
Term Loan, 5.99%, (3M LIBOR + 3.50%), 05/10/23 - 05/15/23 (d)	128,678	124,816
Catalent Pharma Solutions Inc.
Term Loan B, 4.74%, (1M LIBOR + 2.25%), 05/08/21 (d)	106,455	105,857
CCS-CMGC Holdings, Inc.
1st Lien Term Loan, 7.99%, (3M LIBOR + 5.50%), 09/25/25 (d) (f)	99,750	95,261
Change Healthcare Holdings Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (d)	227,432	224,233
CHG Healthcare Services Inc.
1st Lien Term Loan B, 5.66%, (3M LIBOR + 3.00%), 06/07/23 (d)	61,115	60,722
1st Lien Term Loan B, 5.74%, (3M LIBOR + 3.00%), 06/07/23 (d)	108,883	108,183
Civitas Solutions Inc.
Term Loan B, 6.75%, (3M LIBOR + 4.25%), 03/09/26 (d)	115,706	115,995
Term Loan C, 6.75%, (3M LIBOR + 4.25%), 03/09/26 (d)	7,187	7,205
Concentra Inc.
1st Lien Term Loan, 5.24%, (3M LIBOR + 2.75%), 06/01/22 (d)	145,619	144,406
DaVita Inc.
Term Loan B, 5.24%, (1M LIBOR + 2.75%), 06/20/21 (d)	168,234	167,971
Diplomat Pharmacy Inc.
Term Loan B, 7.00%, (3M LIBOR + 4.50%), 12/31/24 (d)	37,153	35,295
Endo Luxembourg Finance Co. I SARL
Term Loan B, 6.75%, (3M LIBOR + 4.25%), 04/12/24 (d)	153,967	150,863
Envision Healthcare Corp.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/27/25 (d)	247,380	231,095
Equian LLC
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 05/20/24 (d)	74,307	72,821

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
ExamWorks Group Inc.
Term Loan, 5.74%, (1M LIBOR + 3.25%), 07/27/23 (d)	168,284	167,358
Gentiva Health Services Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 06/20/25 (d)	175,723	175,943
GHX Ultimate Parent Corp.
1st Lien Term Loan, 6.06%, (3M LIBOR + 3.25%), 06/24/24 (d)	128,690	125,795
Global Medical Response Inc.
Term Loan B-1, 5.74%, (3M LIBOR + 3.25%), 04/28/22 (d)	168,296	158,269
Jaguar Holding Co. II
Term Loan, 5.00%, (3M LIBOR + 2.50%), 08/18/22 (d)	127,431	126,013
Kindred Healthcare Inc.
1st Lien Term Loan, 7.50%, (3M LIBOR + 5.00%), 06/21/25 (d)	94,525	92,398
Kinetic Concepts Inc.
Term Loan B, 6.05%, (3M LIBOR + 3.25%), 01/30/24 (d)	58,844	58,458
MPH Acquisition Holdings LLC
Term Loan B, 5.35%, (3M LIBOR + 2.75%), 06/07/23 (d)	264,916	256,060
Ortho-Clinical Diagnostics SA
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 06/01/25 (d)	184,199	177,215
Parexel International Corp.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 08/06/24 (d)	197,838	190,419
Phoenix Guarantor Inc.
Term Loan B, 6.98%, (3M LIBOR + 4.50%), 02/12/26 (d)	125,787	123,680
Prestige Brands Inc.
Term Loan B-4, 4.49%, (3M LIBOR + 2.00%), 01/20/24 (d)	88,643	87,576
Prospect Medical Holdings Inc.
Term Loan B, 7.99%, (3M LIBOR + 5.50%), 02/12/24 (d)	71,725	65,090
Radiology Partners Holdings LLC
1st Lien Term Loan B, 6.87%, (3M LIBOR + 4.75%), 06/28/25 (d)	32,360	32,387
1st Lien Term Loan B, 7.05%, (3M LIBOR + 4.75%), 06/28/25 (d)	32,360	32,387
1st Lien Term Loan B, 7.34%, (3M LIBOR + 4.75%), 06/28/25 (d)	12,493	12,503
RadNet Inc.
Term Loan, 6.53%, (3M LIBOR + 3.75%), 06/30/23 (d)	71,270	71,270
RegionalCare Hospital Partners Holdings Inc.
Term Loan B, 6.98%, (3M LIBOR + 4.50%), 11/09/25 (d)	166,582	164,579
Select Medical Corp.
Term Loan B, 4.99%, (3M LIBOR + 2.50%), 03/06/25 (d)	153,852	153,083
Sound Inpatient Physicians
1st Lien Term Loan, 5.25%, (3M LIBOR + 2.75%), 06/19/25 (d)	136,469	134,592
Surgery Center Holdings Inc.
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 06/18/24 (d)	168,291	165,207
Team Health Holdings Inc.
1st Lien Term Loan, 5.24%, (3M LIBOR + 2.75%), 01/12/24 (d)	188,104	166,786
Tivity Health Inc.
Term Loan A, 6.74%, (3M LIBOR + 4.25%), 03/08/24 (d)	29,229	28,936
Term Loan B, 7.74%, (3M LIBOR + 5.25%), 03/08/26 (d)	29,783	29,138
U.S. Anesthesia Partners Inc.
Term Loan, 5.49%, (3M LIBOR + 3.00%), 06/16/24 (d)	148,614	146,867
U.S. Renal Care Inc.
1st Lien Term Loan, 7.05%, (3M LIBOR + 4.25%), 11/17/22 (d)	88,467	88,283
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.48%, (3M LIBOR + 3.00%), 05/19/25 (d)	239,253	237,545
	Shares/Par[1]	Value ($)
Verscend Holding Corp.
Term Loan B, 7.00%, (3M LIBOR + 4.50%), 08/08/25 (d)	189,050	187,396
Vizient Inc.
Term Loan B-4, 0.00%, (3M LIBOR + 2.75%), 02/13/23 (d) (e)	45,000	44,738
Term Loan B-4, 5.24%, (3M LIBOR + 2.75%), 02/13/23 (d)	50,000	49,708
VVC Holding Corp.
Term Loan B, 7.20%, (3M LIBOR + 4.50%), 01/25/26 (d)	90,000	88,650
		5,902,204
Industrials 12.1%
Accudyne Industries LLC
Term Loan, 5.49%, (3M LIBOR + 3.00%), 08/02/24 (d)	151,776	151,565
AI Mistral Holdco Ltd.
Term Loan B, 5.49%, (3M LIBOR + 3.00%), 01/26/24 (d)	114,127	106,280
Allegiant Travel Co.
Term Loan B, 7.23%, (3M LIBOR + 4.50%), 01/29/24 (d)	90,000	89,550
Altra Industrial Motion
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 09/26/25 (d) (e)	40,000	39,250
Altran Technologies SA
Term Loan B, 4.88%, (3M LIBOR + 2.25%), 01/31/25 (d)	59,549	58,395
American Airlines Inc.
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 04/28/23 (d)	235,000	230,227
Avolon LLC
Term Loan B-3, 4.49%, (3M LIBOR + 2.00%), 01/15/25 (d)	121,066	119,963
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.90%, (3M LIBOR + 4.25%), 06/16/24 (d)	76,143	72,790
Term Loan, 7.01%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (d)	87,132	83,295
Brickman Group Ltd. LLC
1st Lien Term Loan B, 5.00%, (3M LIBOR + 2.50%), 08/09/25 - 08/15/25 (d)	126,365	125,364
Brookfield WEC Holdings Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 07/26/25 (d)	224,437	223,722
Builders FirstSource Inc.
Term Loan B, 5.60%, (3M LIBOR + 3.00%), 02/29/24 (d)	99,235	95,865
Cortes NP Acquisition Corp.
Term Loan B, 6.63%, (3M LIBOR + 4.00%), 11/30/23 (d)	250,000	234,375
DAE Aviation Holdings Inc.
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.75%), 06/25/22 (d)	144,380	144,471
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 01/22/26 (d) (e)	44,874	44,862
Term Loan, 0.00%, (3M LIBOR + 4.00%), 01/24/26 (d) (e)	24,126	24,119
DG Investment Intermediate Holdings 2 Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 01/31/25 (d)	99,041	95,699
Electrical Components International Inc.
1st Lien Term Loan, 7.05%, (3M LIBOR + 4.25%), 06/22/25 (d)	62,031	59,550
Element Materials Technology Group US Holdings Inc.
Term Loan B, 6.30%, (1M LIBOR + 3.50%), 06/28/24 - 06/29/24 (d)	79,397	78,777
Engineered Machinery Holdings Inc.
1st Lien Term Loan, 6.05%, (3M LIBOR + 3.25%), 07/25/24 (d)	59,548	57,389
EWT Holdings III Corp.
Term Loan, 5.49%, (1M LIBOR + 3.00%), 12/13/24 (d)	64,509	63,702
Filtration Group Corp.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 03/27/25 (d)	168,300	167,073

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
Gardner Denver Inc.
Term Loan B, 5.24%, (1M LIBOR + 2.75%), 07/30/24 (d)	123,285	123,084
Garrett LX III SARL
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 09/22/25 (d) (e)	50,000	49,041
Gates Global LLC
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 04/01/24 (d)	197,464	194,713
GFL Environmental Inc.
Term Loan B, 5.49%, (3M LIBOR + 3.00%), 05/11/25 (d)	168,772	162,838
Harbor Freight Tools USA Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.50%), 08/16/23 (d)	168,660	164,444
Hillman Group Inc.
Term Loan B, 6.80%, (1M LIBOR + 4.00%), 05/16/25 (d)	119,100	113,443
IBC Capital Ltd.
1st Lien Term Loan, 6.36%, (3M LIBOR + 3.75%), 09/11/23 (d)	67,219	65,076
Janus International Group LLC
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.00%), 02/07/25 (d)	91,973	88,524
L&W Inc.
Term Loan B, 6.49%, (1M LIBOR + 4.00%), 05/18/25 (d) (f)	99,250	97,761
Minimax GmbH & Co. KG
Term Loan B-1C, 5.49%, (3M LIBOR + 3.00%), 06/18/25 (d)	74,625	74,221
Navistar Financial Corp.
Term Loan B, 6.25%, (1M LIBOR + 3.75%), 07/25/25 (d)	223,875	223,315
Pelican Products Inc.
1st Lien Term Loan, 5.98%, (3M LIBOR + 3.50%), 04/18/25 (d)	99,250	97,595
Pike Corp.
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 03/13/25 (d)	92,195	92,056
PODS LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 2.75%), 11/21/24 (d)	98,995	96,933
Prime Security Services Borrower LLC
1st Lien Term Loan, 5.25%, (3M LIBOR + 2.75%), 05/02/22 (d)	386,708	382,215
Reece Ltd.
Term Loan B, 4.81%, (3M LIBOR + 2.00%), 06/01/25 (d)	74,437	73,693
Rexnord LLC
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 08/21/24 (d)	140,000	138,473
Robertshaw US Holding Corp.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 02/14/25 (d)	99,000	92,689
Spectrum Holdings III Corp.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.25%), 01/26/25 (d)	90,090	84,797
Tempo Acquisition LLC
Term Loan, 5.50%, (3M LIBOR + 3.00%), 04/20/24 (d)	194,263	192,272
Titan Acquisition Ltd.
Term Loan B, 5.50%, (3M LIBOR + 3.00%), 03/16/25 (d)	203,037	188,418
Trans Union LLC
Term Loan B-3, 4.49%, (3M LIBOR + 2.00%), 04/09/23 (d)	163,131	161,470
TransDigm Inc.
Term Loan G, 4.99%, (3M LIBOR + 2.50%), 08/22/24 (d)	197,995	192,748
Term Loan E, 4.99%, (3M LIBOR + 2.50%), 05/14/25 (d)	119,098	115,823
USI Inc.
Term Loan, 5.80%, (3M LIBOR + 3.00%), 05/16/24 (d)	98,492	95,373
USIC Holdings Inc.
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 12/09/23 (d)	89,070	86,658
	Shares/Par[1]	Value ($)
VC GB Holdings Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.00%), 02/28/24 (d)	59,562	58,222
West Corp.
Term Loan, 6.63%, (3M LIBOR + 4.00%), 10/03/24 (d)	198,069	185,479
XPO Logistics Inc.
Term Loan B-1, 0.00%, (3M LIBOR + 2.50%), 02/24/25 (d) (e)	65,000	64,536
Term Loan B-1, 4.98%, (3M LIBOR + 2.50%), 02/24/25 (d)	30,000	29,786
		6,151,979
Information Technology 14.2%
Almonde Inc.
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (d)	190,257	183,243
2nd Lien Term Loan, 9.85%, (3M LIBOR + 7.25%), 04/27/25 (d)	50,000	48,073
Ancestry.com Operations Inc.
1st Lien Term Loan, 5.75%, (1M LIBOR + 3.25%), 10/19/23 (d)	172,579	171,357
Applied Systems Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 09/06/24 (d)	168,291	166,450
AppLovin Corp.
Term Loan B, 6.24%, (3M LIBOR + 3.75%), 07/13/26 (d)	85,785	85,356
Avast Software BV
Term Loan B, 5.11%, (3M LIBOR + 2.50%), 09/30/23 (d)	72,705	72,557
Avaya Inc.
Term Loan B, 6.73%, (3M LIBOR + 4.25%), 12/14/24 (d)	157,634	156,813
Term Loan B, 6.85%, (3M LIBOR + 4.25%), 12/14/24 (d)	95,319	94,823
Blackhawk Network Holdings Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 05/31/25 (d)	114,137	111,969
BMC Software Finance Inc.
Term Loan B, 6.85%, (3M LIBOR + 4.25%), 06/30/25 (d)	216,956	212,220
Brave Parent Holdings Inc.
1st Lien Term Loan, 6.49%, (3M LIBOR + 4.00%), 04/17/25 (d)	49,749	49,086
Cabot Microelectronics Corp.
Term Loan B, 4.75%, (3M LIBOR + 2.25%), 11/01/25 (d)	42,986	42,825
Camelot UK Holdco Ltd.
Term Loan, 5.74%, (1M LIBOR + 3.25%), 10/03/23 (d)	11,646	11,574
CommScope Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 02/07/26 (d) (e)	97,300	97,138
Cvent Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 11/30/24 (d)	99,124	96,894
Cypress Intermediate Holdings III Inc.
1st Lien Term Loan, 5.50%, (1M LIBOR + 3.00%), 03/30/24 (d)	168,287	165,027
Dell International LLC
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 09/07/23 (d)	267,965	264,720
DigiCert Inc.
Term Loan B-1, 6.49%, (3M LIBOR + 4.00%), 09/19/24 (d)	168,727	165,353
DTI Holdco Inc.
Term Loan B, 7.49%, (1M LIBOR + 4.75%), 09/29/23 (d)	98,984	92,550
Dynatrace LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 08/08/25 (d)	82,792	82,379
Entegris Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 11/05/25 (d) (e)	45,000	44,663
EVO Payments International LLC
1st Lien Term Loan, 5.73%, (3M LIBOR + 3.25%), 12/22/23 (d)	93,477	93,244

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
First Data Corp.
Term Loan, 4.49%, (1M LIBOR + 2.00%), 04/26/24 (d)	400,000	398,744
Global Tel*Link Corp.
1st Lien Term Loan, 6.74%, (1M LIBOR + 4.25%), 11/29/25 (d)	149,044	147,852
GlobalLogic Holdings Inc.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.25%), 07/27/25 (d)	87,281	86,845
Go Daddy Operating Co. LLC
Term Loan, 4.74%, (3M LIBOR + 2.25%), 02/15/24 (d)	168,286	166,907
Infor US Inc.
Term Loan B-6, 5.24%, (3M LIBOR + 2.75%), 02/07/22 (d)	82,411	81,961
Information Resources Inc.
1st Lien Term Loan, 7.13%, (3M LIBOR + 4.50%), 11/06/25 (d)	209,475	206,176
Kronos Inc.
Term Loan B, 5.74%, (3M LIBOR + 3.00%), 11/01/23 (d)	115,973	114,781
Lumentum Holdings
1st Lien Term Loan, 0.00%, (3M LIBOR + 2.50%), 08/07/25 (d) (e)	75,000	74,812
1st Lien Term Loan, 4.99%, (3M LIBOR + 2.50%), 08/08/25 (d)	21,945	21,890
MA FinanceCo. LLC
Term Loan B-3, 5.00%, (3M LIBOR + 2.50%), 04/19/24 (d)	32,002	31,138
McAfee LLC
Term Loan B, 6.24%, (3M LIBOR + 3.75%), 09/30/24 (d)	196,029	195,701
MH Sub I LLC
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.75%), 08/09/24 (d)	198,239	195,268
MKS Instruments Inc.
Term Loan B-5, 0.00%, (3M LIBOR + 2.25%), 01/18/26 (d) (e)	45,000	44,986
MLN US HoldCo LLC
1st Lien Term Loan, 7.00%, (3M LIBOR + 4.50%), 07/13/25 (d)	74,812	73,354
MYOB Group Ltd.
Term Loan, 0.00%, (3M LIBOR + 4.00%), 03/08/26 (d) (e)	60,000	59,925
NaviHealth Inc.
Term Loan B, 7.48%, (3M LIBOR + 5.00%), 08/01/25 (d)	89,550	86,752
NeuStar Inc.
Term Loan B-4, 6.00%, (3M LIBOR + 3.50%), 08/08/24 (d)	197,990	190,482
ON Semiconductor Corp.
1st Lien Term Loan B, 4.24%, (3M LIBOR + 1.75%), 03/31/23 (d)	80,000	79,138
PowerSchool
Term Loan B, 5.99%, (3M LIBOR + 3.25%), 06/15/25 (d)	124,687	120,791
Presidio Inc.
Term Loan B, 5.24%, (3M LIBOR + 2.75%), 02/02/24 (d)	1,524	1,503
Term Loan B, 5.55%, (3M LIBOR + 2.75%), 02/02/24 (d)	116,103	114,434
PSAV Holdings LLC
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.25%), 02/23/25 (d)	49,831	48,460
1st Lien Term Loan, 5.88%, (3M LIBOR + 3.25%), 02/23/25 (d)	25,863	25,152
1st Lien Term Loan, 6.05%, (3M LIBOR + 3.25%), 02/23/25 (d)	27,785	27,021
Rackspace Hosting Inc.
Incremental 1st Lien Term Loan, 5.74%, (1M LIBOR + 3.00%), 11/03/23 (d)	166,365	155,438
Radiate Holdco LLC
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 12/09/23 (d)	178,382	174,147
Refinitiv US Holdings Inc.
Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/12/25 (d)	169,575	164,518
	Shares/Par[1]	Value ($)
Riverbed Technology Inc.
Term Loan, 5.75%, (3M LIBOR + 3.25%), 04/22/22 (d)	170,000	154,062
Rocket Software Inc.
Term Loan, 6.74%, (3M LIBOR + 4.25%), 11/20/25 (d)	120,000	119,476
Seattle Spinco Inc.
Term Loan B-3, 5.00%, (3M LIBOR + 2.50%), 04/19/24 (d)	216,118	210,283
Sirius Computer Solutions Inc.
Term Loan, 6.75%, (3M LIBOR + 4.25%), 10/30/22 (d)	107,337	107,471
Sophia LP
Term Loan B, 5.86%, (1M LIBOR + 3.25%), 09/30/22 (d)	163,719	162,457
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 4.75%, (3M LIBOR + 2.25%), 02/27/25 (d)	81,386	80,634
SS&C Technologies Inc.
Term Loan B-3, 4.75%, (3M LIBOR + 2.25%), 02/27/25 (d)	112,836	111,793
SurveyMonkey Inc.
Term Loan B, 6.17%, (3M LIBOR + 3.75%), 10/10/25 (d) (f)	73,703	72,229
TriTech Software Systems
Term Loan B, 6.24%, (3M LIBOR + 3.75%), 08/16/25 (d)	89,775	88,316
VeriFone Inc.
1st Lien Term Loan, 6.68%, (3M LIBOR + 4.00%), 08/09/25 (d)	179,550	176,632
Vertafore Inc.
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 06/04/25 (d)	56,109	55,027
Western Digital Corp.
Term Loan B-4, 4.25%, (3M LIBOR + 1.75%), 04/29/23 (d)	199,496	193,926
WEX Inc.
Term Loan B-2, 4.75%, (3M LIBOR + 2.25%), 06/30/24 (d)	98,982	97,922
		7,226,718
Materials 9.3%
American Builders & Contractors Supply Co. Inc.
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 10/31/23 (d)	128,687	125,248
Avantor Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/22/24 (d)	188,346	188,502
Ball Metalpack Finco LLC
1st Lien Term Loan B, 6.99%, (3M LIBOR + 4.50%), 07/25/25 (d)	99,250	98,754
Berry Global Inc.
Term Loan S, 4.24%, (3M LIBOR + 1.75%), 02/02/20 (d)	113,750	113,303
BOYD Corp.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 08/15/25 (d)	119,400	114,723
BWAY Holding Co.
Term Loan B, 6.03%, (3M LIBOR + 3.25%), 04/03/24 (d)	337,001	328,323
Composite Resins Holding BV
Term Loan B, 6.98%, (3M LIBOR + 4.25%), 06/27/25 (d) (f)	64,513	63,866
Consolidated Container Co. LLC
1st Lien Term Loan, 5.25%, (1M LIBOR + 2.75%), 05/10/24 - 05/22/24 (d)	128,697	126,471
Cyanco Intermediate Corp.
Term Loan B, 5.99%, (1M LIBOR + 3.50%), 03/07/25 (d)	29,700	29,292
Element Solutions
Term Loan, 4.74%, (3M LIBOR + 2.25%), 11/14/25 (d)	79,800	79,052
Emerald Performance Materials LLC
1st Lien Term Loan, 6.00%, (1M LIBOR + 3.50%), 07/23/21 (d)	49,560	49,023
Ferro Corp.
Term Loan B-2, 0.00%, (3M LIBOR + 2.25%), 02/14/24 (d) (e)	22,742	22,429

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
Term Loan B-3, 0.00%, (3M LIBOR + 2.25%), 02/14/24 (d) (e)	22,258	21,952
Flex Acquisition Co. Inc.
1st Lien Term Loan, 5.63%, (3M LIBOR + 3.00%), 12/15/23 (d)	168,283	162,743
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.00%), 12/29/23 (d)	429	415
GYP Holdings III Corp.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 05/15/25 (d)	94,287	91,184
Houghton International Inc.
Term Loan B, 5.74%, (1M LIBOR + 3.25%), 12/13/19 (d)	59,524	59,449
Invictus U.S. LLC
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.00%), 02/14/25 (d)	57,838	57,224
2nd Lien Term Loan, 9.24%, (3M LIBOR + 6.75%), 02/15/26 (d) (f)	40,000	39,600
Israel Chemicals Ltd.
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.00%), 02/14/25 (d)	1,711	1,693
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.75%, (3M LIBOR + 4.25%), 06/30/22 (d)	197,990	173,118
Kraton Polymers LLC
Term Loan, 4.99%, (3M LIBOR + 2.50%), 03/03/25 (d)	148,513	146,953
Messer Industries GmbH
Term Loan, 0.00%, (3M LIBOR + 2.50%), 09/19/25 (d) (e)	121,000	118,354
OCI Beaumont LLC
Term Loan, 6.80%, (3M LIBOR + 4.00%), 02/14/25 (d)	49,624	49,438
Onex TSG Holdings II Corp.
1st Lien Term Loan, 6.49%, (3M LIBOR + 4.00%), 07/31/22 (d)	50,000	49,031
Polymer Additives Inc.
1st Lien Term Loan, 8.49%, (3M LIBOR + 6.00%), 07/25/25 (d) (f)	99,750	88,777
PQ Corp.
Term Loan B, 5.24%, (3M LIBOR + 2.50%), 02/08/25 (d)	155,697	153,751
Prince Minerals Inc.
1st Lien Term Loan, 6.15%, (3M LIBOR + 3.50%), 03/20/25 (d)	15,684	15,220
Pro Mach Group Inc.
Term Loan B, 5.49%, (3M LIBOR + 2.75%), 03/07/25 (d)	128,700	124,223
Proampac PG Borrower LLC
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.50%), 11/18/23 (d)	75,813	73,089
1st Lien Term Loan, 6.19%, (3M LIBOR + 3.50%), 11/18/23 (d)	45,921	44,271
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.50%), 11/18/23 (d)	52,123	50,250
1st Lien Term Loan, 6.26%, (3M LIBOR + 3.50%), 11/18/23 (d)	34,116	32,890
Quikrete Holdings Inc.
1st Lien Term Loan, 5.24%, (3M LIBOR + 2.75%), 11/03/23 (d)	205,000	199,838
Reynolds Group Holdings Inc.
Term Loan, 5.25%, (3M LIBOR + 2.75%), 02/05/23 (d)	220,914	218,152
Schenectady International Group Inc.
1st Lien Term Loan, 7.54%, (3M LIBOR + 4.75%), 08/21/25 (d)	179,549	179,100
Solenis International LP
1st Lien Term Loan, 6.63%, (3M LIBOR + 4.00%), 06/26/25 (d)	62,031	60,946
Starfruit Finco BV
Term Loan B, 5.74%, (3M LIBOR + 3.25%), 09/20/25 (d)	192,000	189,001
TricorBraun Holdings Inc.
1st Lien Term Loan, 6.36%, (3M LIBOR + 3.75%), 11/29/23 (d)	17,462	17,365
1st Lien Term Loan, 6.55%, (3M LIBOR + 3.75%), 11/29/23 (d)	196,874	195,783
	Shares/Par[1]	Value ($)
Trident TPI Holdings Inc.
Term Loan B-1, 5.74%, (3M LIBOR + 3.25%), 10/05/24 (d)	49,499	47,643
Trinseo Materials Operating SCA
Term Loan, 4.49%, (3M LIBOR + 2.00%), 09/06/24 (d)	98,995	97,362
Tronox Blocked Borrower LLC
Term Loan B, 5.49%, (3M LIBOR + 3.00%), 09/15/24 (d)	50,880	50,610
Tronox Finance LLC
Term Loan B, 5.49%, (3M LIBOR + 3.00%), 09/11/24 (d)	109,885	109,302
Univar Inc.
Term Loan B, 4.75%, (3M LIBOR + 2.25%), 07/01/24 (d)	211,039	208,401
Venator Materials Corp.
Term Loan B, 0.00%, (1M LIBOR + 3.00%), 06/28/24 (d) (e)	54,861	54,038
Term Loan B, 5.49%, (1M LIBOR + 3.00%), 08/08/24 (d)	39,698	39,102
Wilsonart LLC
Term Loan B, 6.06%, (3M LIBOR + 3.25%), 12/19/23 (d)	158,538	153,485
		4,712,739
Real Estate 0.8%
Capital Automotive LP
1st Lien Term Loan, 5.00%, (1M LIBOR + 2.50%), 03/21/24 (d)	93,624	92,600
2nd Lien Term Loan, 8.50%, (3M LIBOR + 6.00%), 03/21/25 (d)	123,522	123,291
MGM Growth Properies Operating Partnership LP
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 04/20/23 (d)	98,980	97,531
VICI Properties 1 LLC
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 12/13/24 (d)	100,000	98,125
		411,547
Utilities 1.2%
Calpine Corp.
Term Loan B-5, 5.11%, (3M LIBOR + 2.50%), 05/23/22 (d)	158,150	156,453
NEP/NCP Holdco Inc.
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 10/05/25 (d)	119,700	118,533
NRG Energy Inc.
Term Loan B, 4.24%, (3M LIBOR + 1.75%), 06/14/23 (d)	149,615	147,729
Vistra Energy Corp.
Lien Term Loan B-3, 4.48%, (3M LIBOR + 2.00%), 12/11/25 (d)	146,341	144,000
Lien Term Loan B-3, 4.50%, (3M LIBOR + 2.00%), 12/11/25 (d)	52,159	51,324
		618,039
Total Senior Loan Interests (cost $48,148,685)		47,051,414
INVESTMENT COMPANIES 0.1%
Eaton Vance Senior Floating-Rate Trust	900	11,718
Invesco Senior Income Trust	3,500	14,700
Voya Prime Rate Trust	3,080	14,722
Total Investment Companies (cost $42,453)		41,140
SHORT TERM INVESTMENTS 5.7%
Investment Companies 5.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.40% (j)	2,651,873	2,651,873
Securities Lending Collateral 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (j)	257,703	257,703
Total Short Term Investments (cost $2,909,576)		2,909,576
Total Investments 101.8% (cost $52,854,958)		51,762,666
Other Derivative Instruments 0.0%		1,695
Other Assets and Liabilities, Net (1.8)%		(904,199)
Total Net Assets 100.0%		50,860,162

(a) The Fund had an unfunded commitment at March 31, 2019. See the table of Unfunded Commitments in the Schedules of Investments.

(b) The Adviser has deemed this security, which is exempt from registration under the

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

Securities Act of 1933, as amended, to be liquid based on procedures approved by the PPM Funds' Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $769,475 and 1.5%, respectively.

(c) All or a portion of the security was on loan.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) This senior loan will settle after March 31, 2019. The reference rate and spread presented will go into effect upon settlement.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the PPM Funds' Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Non-income producing security.

(h) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) The Adviser has deemed this security to be illiquid based on procedures approved by the PPM Funds' Board of Trustees.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

GlobalLogic Holdings Inc. – Delayed Draw Term Loan	12,438	—
Mavis Tire Express Services Corp. – Delayed Draw Term Loan‡	25,579	(630)
PG&E Corp. – DIP Term Loan	126,863	637
PG&E Corp. – DIP Delayed Draw Term Loan	42,288	213
Phoenix Guarantor Inc. – Delayed Draw Term Loan	11,295	(51)
	218,463	169

‡ Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the PPM Funds' Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB

ASC Topic 820 in the Schedules of Investments.

PPM Floating Rate Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury Note, 10-Year	(2)	June 2019	(244,553)	562	(3,885)
U.S. Treasury Note, 5-Year	(5)	June 2019	(573,239)	1,133	(5,901)
				1,695	(9,786)

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
PPM High Yield Core Fund (a)
CORPORATE BONDS AND NOTES 87.9%
Communication Services 16.1%
Altice Luxembourg SA
8.13%, 02/01/27 (b)	200,000	202,521
AMC Entertainment Holdings Inc.
6.13%, 05/15/27	169,000	152,816
CB Escrow Corp.
8.00%, 10/15/25 (b)	267,000	244,508
CCO Holdings LLC
5.13%, 02/15/23	167,000	169,928
5.88%, 05/01/27 (b)	270,000	280,234
CenturyLink Inc.
6.75%, 12/01/23 (c)	125,000	130,745
5.63%, 04/01/25	125,000	121,077
Charter Communications Operating LLC
5.38%, 05/01/47	434,000	432,913
Clear Channel Worldwide Holdings Inc.
9.25%, 02/15/24 (b)	71,000	75,096
CSC Holdings LLC
7.50%, 04/01/28 (b)	625,000	670,794
DISH DBS Corp.
5.13%, 05/01/20	150,000	150,951
5.00%, 03/15/23 (c)	175,000	157,712
Frontier Communications Corp.
11.00%, 09/15/25 (c)	300,000	197,597
8.50%, 04/01/26	100,000	92,858
9.00%, 08/15/31	50,000	27,634
Gannett Co. Inc.
5.50%, 09/15/24 (b)	125,000	126,163
Hughes Satellite Systems Corp.
6.63%, 08/01/26	250,000	245,729
iHeartCommunications Inc.
0.00%, 03/01/21 (d) (e)	208,000	146,986
0.00%, 03/01/21 (b) (d) (e)	107,000	71,094
Intelsat Jackson Holdings SA
5.50%, 08/01/23	115,000	102,030
8.50%, 10/15/24 (b)	260,000	252,833
9.75%, 07/15/25 (b)	200,000	203,215
Level 3 Communications Inc.
5.75%, 12/01/22	167,000	168,897
Live Nation Entertainment Inc.
4.88%, 11/01/24 (b)	235,000	236,316
5.63%, 03/15/26 (b)	57,000	58,769
MDC Partners Inc.
6.50%, 05/01/24 (b)	235,000	194,216
Netflix Inc.
5.75%, 03/01/24	167,000	178,902
5.88%, 11/15/28 (b)	150,000	158,450
6.38%, 05/15/29 (b)	76,000	82,286
Numericable - SFR SA
7.38%, 05/01/26 (b)	320,000	313,708
Radiate Holdco LLC
6.63%, 02/15/25 (b)	125,000	120,280
Sinclair Television Group Inc.
5.88%, 03/15/26 (b)	250,000	253,229
Sirius XM Radio Inc.
5.38%, 07/15/26 (b)	425,000	433,602
Sprint Capital Corp.
6.88%, 11/15/28	200,000	192,221
Sprint Corp.
7.13%, 06/15/24	500,000	506,837
Sprint Nextel Corp.
6.00%, 11/15/22	167,000	168,546
Telesat Canada
8.88%, 11/15/24 (b)	186,000	202,112
T-Mobile USA Inc.
6.50%, 01/15/24	167,000	173,490
5.13%, 04/15/25	167,000	171,050
4.75%, 02/01/28	62,000	61,509
Windstream Services LLC
0.00%, 08/01/23 (b) (d) (e)	180,000	45,203
	Shares/Par[1]	Value ($)
Zayo Group LLC
6.00%, 04/01/23	304,000	307,923
		8,282,980
Consumer Discretionary 12.1%
1011778 B.C. Unltd. Liability Co.
5.00%, 10/15/25	250,000	247,256
Altice SA
7.63%, 02/15/25 (b)	200,000	175,716
American Axle & Manufacturing Inc.
6.50%, 04/01/27 (c)	169,000	163,908
Aramark Services Inc.
4.75%, 06/01/26	152,000	151,977
5.00%, 02/01/28 (b)	39,000	38,870
Beazer Homes USA Inc.
6.75%, 03/15/25	75,000	70,972
Churchill Downs Inc.
4.75%, 01/15/28 (b)	136,000	129,700
CRC Escrow Issuer LLC
5.25%, 10/15/25 (b)	125,000	120,619
Delphi Jersey Holdings Plc
5.00%, 10/01/25 (b)	250,000	220,539
Fiat Chrysler Automobiles NV
5.25%, 04/15/23	84,000	87,002
GLP Capital LP
5.38%, 04/15/26	126,000	132,089
5.75%, 06/01/28	15,000	16,146
Golden Nugget Inc.
6.75%, 10/15/24 (b)	150,000	150,611
8.75%, 10/01/25 (b)	100,000	104,975
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	170,000	169,898
Hilton Worldwide Finance LLC
4.63%, 04/01/25	21,000	21,255
JC Penney Corp. Inc.
5.88%, 07/01/23 (b) (c)	125,000	105,521
KB Home
7.63%, 05/15/23 (c)	201,000	218,709
KFC Holding Co.
5.00%, 06/01/24 (b)	12,000	12,236
5.25%, 06/01/26 (b)	44,000	44,452
4.75%, 06/01/27 (b)	140,000	137,642
L Brands Inc.
5.25%, 02/01/28	200,000	178,198
Lennar Corp.
4.75%, 11/29/27	198,000	198,429
M/I Homes Inc.
6.75%, 01/15/21	267,000	270,807
Marriott International Inc.
6.50%, 09/15/26 (b)	180,000	188,685
Men's Wearhouse Inc.
7.00%, 07/01/22 (c)	105,000	104,278
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (b) (c)	189,000	187,561
National Football League Reciprocal Trust
3.96%, 10/05/28 (f)	200,000	211,635
Nemak SAB de CV
4.75%, 01/23/25 (b)	179,000	175,063
Panther BF Aggregator 2 LP
6.25%, 05/15/26	72,000	73,442
8.50%, 05/15/27 (b)	132,000	132,433
PetSmart Inc.
8.88%, 06/01/25 (b) (c)	267,000	199,420
Sally Holdings LLC
5.63%, 12/01/25 (c)	150,000	148,989
Sands China Ltd.
5.40%, 08/08/28 (g)	167,000	174,830
Schaeffler Verwaltung Zwei GmbH
5.25%, 09/15/23 (b) (h)	213,000	213,180
Scientific Games International Inc.
5.00%, 10/15/25 (b)	346,000	339,170
8.25%, 03/15/26 (b)	125,000	127,471
Sotheby's
4.88%, 12/15/25 (b)	225,000	218,405

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
Stars Group Holdings BV
7.00%, 07/15/26 (b)	85,000	88,616
Viking Cruises Ltd.
5.88%, 09/15/27 (b)	160,000	155,597
VOC Escrow Ltd.
5.00%, 02/15/28 (b)	125,000	121,799
William Lyon Homes Inc.
6.00%, 09/01/23	75,000	72,274
Williams Scotsman International Inc.
6.88%, 08/15/23 (b)	60,000	59,986
Wyndham Destinations Inc.
5.40%, 04/01/24 (i)	100,000	101,077
		6,261,438
Consumer Staples 3.6%
Albertsons Cos. LLC
6.63%, 06/15/24	70,000	70,795
BAT Capital Corp.
3.56%, 08/15/27	150,000	142,126
4.39%, 08/15/37	150,000	135,523
4.54%, 08/15/47	121,000	106,310
Cott Holdings Inc.
5.50%, 04/01/25	125,000	126,122
Coty Inc.
6.50%, 04/15/26 (b) (c)	125,000	122,218
JBS Investments GmbH
7.25%, 04/03/24 (b) (c)	342,000	353,476
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (b)	250,000	216,931
Pilgrim's Pride Corp.
5.88%, 09/30/27 (b)	175,000	176,303
Post Holdings Inc.
5.63%, 01/15/28 (b)	142,000	140,853
Sigma Holdco BV
7.88%, 05/15/26 (b)	125,000	115,422
Spectrum Brands Inc.
5.75%, 07/15/25	159,000	160,810
		1,866,889
Energy 12.5%
Antero Midstream Partners LP
5.75%, 03/01/27 (b)	128,000	129,909
Antero Resources Midstream Management LLC
5.38%, 09/15/24	100,000	100,944
Ascent Resources Utica Holdings LLC
7.00%, 11/01/26 (b)	195,000	187,318
Bruin E&P Partners LLC
8.88%, 08/01/23 (b)	186,000	177,174
Callon Petroleum Co.
6.38%, 07/01/26	125,000	125,243
Chaparral Energy Inc.
8.75%, 07/15/23 (b)	140,000	97,443
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	235,000	255,777
5.13%, 06/30/27	290,000	304,111
Cheniere Energy Partners LP
5.25%, 10/01/25	233,000	238,149
5.63%, 10/01/26	84,000	86,080
Chesapeake Energy Corp.
8.00%, 01/15/25	182,000	185,699
CNX Midstream Partners LP
6.50%, 03/15/26 (b)	108,000	104,481
Continental Resources Inc.
4.50%, 04/15/23	200,000	207,105
Denbury Resources Inc.
7.50%, 02/15/24 (b)	125,000	106,948
Diamondback Energy Inc.
4.75%, 11/01/24 (b)	75,000	76,954
5.38%, 05/31/25	100,000	104,596
Energy Transfer Operating LP
4.25%, 03/15/23	147,000	150,854
5.50%, 06/01/27	220,000	238,650
5.25%, 04/15/29	94,000	100,968
6.25%, 04/15/49	186,000	208,618
Ensco Plc
4.50%, 10/01/24 (c)	133,000	101,745
	Shares/Par[1]	Value ($)
5.20%, 03/15/25 (c)	167,000	129,160
EP Energy LLC
8.00%, 11/29/24 (b)	115,000	63,793
Everest Acquisition Finance Inc.
7.75%, 05/15/26	32,000	26,130
Extraction Oil & Gas Inc.
7.38%, 05/15/24 (b)	167,000	139,440
Hess Infrastructure Partners LP
5.63%, 02/15/26	91,000	92,560
Nabors Industries Inc.
5.50%, 01/15/23 (c)	117,000	112,164
5.75%, 02/01/25	75,000	67,273
NGPL PipeCo LLC
4.88%, 08/15/27 (b)	100,000	101,850
Noble Holding International Ltd.
7.88%, 02/01/26 (b)	200,000	186,267
Parsley Energy LLC
5.25%, 08/15/25 (b)	150,000	148,676
PBF Logistics LP
6.88%, 05/15/23	200,000	203,883
Precision Drilling Corp.
5.25%, 11/15/24	100,000	93,800
7.13%, 01/15/26 (b)	167,000	165,645
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	150,000	151,401
Shelf Drilling Holdings Ltd.
8.25%, 02/15/25 (b)	204,000	193,978
Southwestern Energy Co.
7.50%, 04/01/26	100,000	102,357
SRC Energy Inc.
6.25%, 12/01/25	72,000	64,370
Summit Midstream Partners LP
9.50%, (callable at 104 beginning 12/15/22) (j)	42,000	39,388
Transocean Inc.
7.50%, 04/15/31 (c)	399,000	343,193
Transocean Poseidon Ltd.
6.88%, 02/01/27 (b)	69,000	71,760
Transocean Proteus Ltd.
6.25%, 12/01/24 (b)	304,000	311,699
Weatherford International Ltd.
9.88%, 02/15/24	167,000	120,406
WildHorse Resource Development Corp.
6.88%, 02/01/25	213,000	215,048
		6,433,007
Financials 13.4%
Acrisure LLC
7.00%, 11/15/25 (b)	225,000	203,011
AerCap Ireland Capital DAC
4.88%, 01/16/24	150,000	155,922
Ally Financial Inc.
4.63%, 05/19/22	167,000	170,610
5.75%, 11/20/25 (c)	217,000	230,807
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (b)	267,000	266,602
Barclays Plc
4.97%, 05/16/29 (k) (l)	47,000	48,643
CIT Group Inc.
4.75%, 02/16/24	125,000	129,566
5.25%, 03/07/25 (c)	19,000	20,232
6.13%, 03/09/28	20,000	22,254
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (j)	118,000	120,207
CommScope Finance LLC
6.00%, 03/01/26	95,000	98,099
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (b) (j)	250,000	249,375
Dana Financing Luxembourg SARL
5.75%, 04/15/25 (b)	35,000	35,009
6.50%, 06/01/26 (b)	125,000	127,583
Dell EMC
5.88%, 06/15/21 (b)	142,000	144,627
7.13%, 06/15/24	224,000	237,433
6.02%, 06/15/26 (b)	50,000	53,781

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
Glencore Funding LLC
4.13%, 03/12/24 (b)	75,000	75,751
4.88%, 03/12/29 (b) (c)	75,000	75,563
GLP Capital LP
5.30%, 01/15/29	110,000	115,433
Hexion US Finance Corp.
6.63%, 04/15/20 (c)	167,000	139,451
HSBC Holdings Plc
6.38%, (callable at 100 beginning 09/17/24) (j) (l)	125,000	126,875
Icahn Enterprises LP
6.38%, 12/15/25	173,000	177,193
Intelsat Connect Finance SA
9.50%, 02/15/23 (b)	115,000	101,906
Jack Ohio Finance LLC
10.25%, 11/15/22	167,000	179,733
James Hardie International Finance DAC
5.00%, 01/15/28 (b)	78,000	74,349
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (j)	222,000	224,164
Level 3 Financing Inc.
5.38%, 01/15/24	167,000	170,311
5.25%, 03/15/26	267,000	266,497
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (b)	150,000	154,457
Lloyds Banking Group Plc
7.50%, (callable at 100 beginning 09/27/25) (j)	200,000	203,132
Navient Corp.
6.75%, 06/15/26	82,000	78,769
Nexstar Escrow Corp.
5.63%, 08/01/24	250,000	254,824
Nordic Aviation Capital A/S
0.84%, 02/22/23 (f)	100,000	100,000
0.86%, 02/22/25 (f)	100,000	100,000
5.83%, 03/14/26 (f)	125,000	128,079
1.05%, 02/22/28 (f)	100,000	100,000
Resideo Funding Inc.
6.13%, 11/01/26 (b)	44,000	45,429
SLM Corp.
5.50%, 01/25/23	140,000	140,846
Springleaf Finance Corp.
6.13%, 03/15/24	232,000	237,287
7.13%, 03/15/26	128,000	130,223
Synchrony Financial
4.38%, 03/19/24	42,000	42,608
5.15%, 03/19/29	59,000	60,067
Telenet Finance Luxembourg SARL
5.50%, 03/01/28	200,000	194,750
Toll Brothers Finance Corp.
4.88%, 03/15/27	105,000	103,311
USA Compression Partners LP
6.88%, 04/01/26	79,000	80,873
6.88%, 09/01/27 (b)	242,000	246,720
Vertiv Intermediate Holding Corp.
13.00%, 02/15/22 (b) (h)	283,000	270,316
Ziggo Bond Finance BV
6.00%, 01/15/27 (b)	200,000	192,316
		6,904,994
Health Care 11.1%
Bausch Health Cos. Inc.
5.75%, 08/15/27 (b) (c)	40,000	41,035
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (b)	21,000	20,828
Centene Corp.
4.75%, 05/15/22	76,000	77,302
6.13%, 02/15/24	142,000	148,981
Centene Escrow I Corp.
5.38%, 06/01/26 (b)	281,000	292,973
Community Health Systems Inc.
8.63%, 01/15/24	100,000	100,216
8.00%, 03/15/26 (b) (c)	125,000	119,448
Crimson Merger Sub Inc.
6.63%, 05/15/22 (b)	333,000	315,488
HCA Inc.
5.00%, 03/15/24	167,000	176,910
	Shares/Par[1]	Value ($)
5.25%, 06/15/26	325,000	348,595
5.38%, 09/01/26 (c)	62,000	65,173
4.50%, 02/15/27	267,000	274,751
5.63%, 09/01/28	220,000	232,432
5.88%, 02/01/29	34,000	36,585
Hologic Inc.
4.38%, 10/15/25 (b)	104,000	103,524
Lifepoint Health Inc.
9.75%, 12/01/26 (b) (c)	200,000	207,594
Mednax Inc.
6.25%, 01/15/27 (b) (c)	252,000	254,549
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (b)	199,000	198,428
Mylan Inc.
4.55%, 04/15/28	78,000	76,107
5.20%, 04/15/48	125,000	112,813
Par Pharmaceutical Inc.
7.50%, 04/01/27 (b)	147,000	149,001
Prestige Brands Inc.
6.38%, 03/01/24 (b) (c)	19,000	19,343
Tenet Healthcare Corp.
4.50%, 04/01/21	160,000	162,400
8.13%, 04/01/22	204,000	219,661
6.75%, 06/15/23 (c)	296,000	304,860
6.25%, 02/01/27 (b)	118,000	122,666
Tennessee Merger Sub Inc.
6.38%, 02/01/25 (b) (c)	161,000	130,896
Valeant Pharmaceuticals International Inc.
6.13%, 04/15/25 (b)	583,000	577,584
5.50%, 11/01/25 (b)	200,000	204,313
8.50%, 01/31/27 (b)	162,000	171,858
Verscend Escrow Corp.
9.75%, 08/15/26 (b)	62,000	61,910
WellCare Health Plans Inc.
5.25%, 04/01/25	339,000	351,804
5.38%, 08/15/26 (b) (c)	48,000	50,244
		5,730,272
Industrials 6.6%
ACCO Brands Corp.
5.25%, 12/15/24 (b)	120,000	117,760
Advanced Disposal Services Inc.
5.63%, 11/15/24 (b)	167,000	169,831
Aircastle Ltd.
4.13%, 05/01/24	207,000	207,333
Ashtead Capital Inc.
4.13%, 08/15/25 (b)	33,000	32,422
5.25%, 08/01/26 (b)	214,000	218,815
4.38%, 08/15/27 (b)	75,000	72,508
Avolon Holdings Funding Ltd.
5.25%, 05/15/24 (b)	150,000	154,362
Bombardier Inc.
5.75%, 03/15/22 (b) (c)	171,000	174,962
7.50%, 03/15/25 (b) (c)	225,000	232,070
7.88%, 04/15/27 (b)	80,000	82,392
Hertz Corp.
7.63%, 06/01/22 (b)	100,000	102,449
5.50%, 10/15/24 (b)	200,000	168,035
Navistar International Corp.
6.63%, 11/01/25 (b)	184,000	186,920
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (b)	170,000	169,147
5.50%, 02/15/24	30,000	31,159
Prime Security Services Borrower LLC
9.25%, 05/15/23	125,000	131,379
Sensata Technologies BV
5.00%, 10/01/25 (b)	125,000	127,699
Standard Industries Inc.
4.75%, 01/15/28 (b)	170,000	163,614
Tempo Acquisition LLC
6.75%, 06/01/25 (b)	100,000	101,128
TransDigm Inc.
6.50%, 05/15/25	100,000	101,060
6.25%, 03/15/26	195,000	202,229

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
United Rentals North America Inc.
4.88%, 01/15/28	467,000	454,639
		3,401,913
Information Technology 3.3%
Broadcom Inc.
4.25%, 04/15/26 (b)	175,000	173,707
CommScope Technologies LLC
5.00%, 03/15/27 (b)	160,000	142,086
Dell International LLC
5.30%, 10/01/29 (b) (g)	75,000	75,609
First Data Corp.
5.00%, 01/15/24 (b)	233,000	239,163
NXP BV
3.88%, 09/01/22 (b)	250,000	253,555
Radiate Holdco LLC
6.88%, 02/15/23 (b)	88,000	87,116
Refinitiv US Holdings Inc.
8.25%, 11/15/26 (b) (c)	182,000	178,957
Sanmina Corp.
4.38%, 06/01/19 (b)	100,000	100,144
ViaSat Inc.
5.63%, 09/15/25 - 04/15/27 (b)	244,000	236,443
Western Digital Corp.
4.75%, 02/15/26	198,000	188,842
		1,675,622
Materials 6.0%
Anglo American Capital Plc
4.75%, 04/10/27 (b)	367,000	375,156
Berry Global Inc.
4.50%, 02/15/26 (b)	53,000	50,320
Berry Plastics Corp.
5.13%, 07/15/23	125,000	126,949
BWAY Holding Co.
7.25%, 04/15/25 (b)	108,000	104,247
Cemex SAB de CV
5.70%, 01/11/25 (b)	250,000	256,521
CF Industries Inc.
5.38%, 03/15/44	50,000	45,071
Chemours Co.
7.00%, 05/15/25	125,000	132,274
5.38%, 05/15/27	49,000	48,732
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (b) (c)	179,000	179,427
5.13%, 03/15/23 (b) (c)	174,000	174,577
5.13%, 05/15/24 (b)	141,000	140,499
Freeport-McMoRan Inc.
5.40%, 11/14/34	267,000	243,338
FXI Holdings Inc.
7.88%, 11/01/24 (b) (c)	188,000	175,236
Koppers Inc.
6.00%, 02/15/25 (b)	70,000	68,451
NOVA Chemicals Corp.
4.88%, 06/01/24	28,000	27,499
5.25%, 06/01/27 (b)	76,000	74,668
Olin Corp.
5.13%, 09/15/27 (c)	200,000	202,262
5.00%, 02/01/30	39,000	38,212
Rain CII Carbon LLC
7.25%, 04/01/25 (b)	87,000	77,158
Reynolds Group Issuer Inc.
5.13%, 07/15/23	221,000	224,879
Silgan Holdings Inc.
4.75%, 03/15/25	220,000	216,697
Trinseo Materials Operating SCA
5.38%, 09/01/25 (b)	125,000	118,782
		3,100,955
Real Estate 1.4%
Equinix Inc.
5.38%, 05/15/27	280,000	293,216
ESH Hospitality Inc.
5.25%, 05/01/25 (b)	281,000	279,056
PulteGroup Inc.
5.00%, 01/15/27	165,000	165,077
		737,349
	Shares/Par[1]	Value ($)
Utilities 1.8%
AES Corp.
5.50%, 04/15/25	369,000	382,487
5.13%, 09/01/27	200,000	208,335
Calpine Corp.
5.75%, 01/15/25 (c)	75,000	74,499
5.25%, 06/01/26 (b)	284,000	282,896
		948,217
Total Corporate Bonds And Notes (cost $45,062,838)		45,343,636
SENIOR LOAN INTERESTS 5.8%
Communication Services 0.4%
AMC Entertainment Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 03/20/26 (k) (m)	27,000	26,784
Frontier Communications Corp.
Term Loan B-1, 6.25%, (3M LIBOR + 3.75%), 05/31/24 (k)	98,496	96,034
Windstream Holdings Inc.
DIP Term Loan, 0.00%, (3M LIBOR + 2.50%), 03/08/21 (k) (m)	77,000	76,784
		199,602
Consumer Discretionary 1.0%
Bass Pro Group LLC
Term Loan B, 7.50%, (3M LIBOR + 5.00%), 11/15/23 (k)	243,756	237,906
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 5.98%, (3M LIBOR + 3.50%), 12/24/21 (k)	100,000	98,938
Stars Group Holdings BV
Incremental Term Loan, 6.10%, (3M LIBOR + 3.50%), 06/29/25 (k)	54,014	53,866
UFC Holdings LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 08/18/23 (k) (m)	100,000	99,173
		489,883
Consumer Staples 0.2%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 01/26/24 (k)	91,717	91,394
Energy 0.7%
Encino Acquisition Partners Holdings LLC
2nd Lien Term Loan, 9.24%, (3M LIBOR + 6.75%), 09/26/25 (f) (k)	170,000	163,625
Foresight Energy LLC
1st Lien Term Loan, 8.38%, (1M LIBOR + 5.75%), 03/16/22 (k)	100,000	97,583
Johnson Controls International Plc
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 03/13/26 (k) (m)	54,700	54,051
Medallion Midland Acquisition LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 10/31/24 (k)	49,375	48,017
		363,276
Financials 0.2%
Acrisure LLC
Term Loan B, 6.88%, (3M LIBOR + 4.25%), 11/22/23 (k)	98,500	97,741
Health Care 1.3%
Alphabet Holding Co. Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 08/15/24 (k)	246,250	227,936
2nd Lien Term Loan, 10.24%, (3M LIBOR + 7.75%), 08/09/25 (k)	100,000	80,875
Envision Healthcare Corp.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/27/25 (k)	198,502	185,435
RegionalCare Hospital Partners Holdings Inc.
Term Loan B, 6.98%, (3M LIBOR + 4.50%), 11/09/25 (k)	199,500	197,100
		691,346
Industrials 0.3%
DAE Aviation Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 01/22/26 (k) (m)	44,874	44,862

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
Term Loan, 0.00%, (3M LIBOR + 4.00%), 01/24/26 (k) (m)	24,126	24,119
Tempo Acquisition LLC
Term Loan, 5.50%, (3M LIBOR + 3.00%), 04/20/24 (k)	99,908	98,884
		167,865
Information Technology 0.8%
Almonde Inc.
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (k)	99,734	96,056
Radiate Holdco LLC
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 12/09/23 (k)	99,745	97,378
Refinitiv US Holdings Inc.
Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/12/25 (k)	79,800	77,420
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 4.75%, (3M LIBOR + 2.25%), 02/27/25 (k)	27,062	26,812
SS&C Technologies Inc.
Term Loan B-3, 4.75%, (3M LIBOR + 2.25%), 02/27/25 (k)	37,520	37,173
Verifone Systems Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 08/09/25 (k) (m)	100,000	98,375
		433,214
Materials 0.5%
BWAY Holding Co.
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 04/03/24 (k) (m)	167,000	162,700
Schenectady International Group Inc.
1st Lien Term Loan, 7.54%, (3M LIBOR + 4.75%), 08/21/25 (k)	99,749	99,500
		262,200
Real Estate 0.4%
Communications Sales & Leasing Inc.
Term Loan B, 0.00%, (1M LIBOR + 5.00%), 10/24/22 (k) (m)	200,000	195,166
Total Senior Loan Interests (cost $3,026,843)		2,991,687
COMMON STOCKS 1.1%
Consumer Discretionary 0.1%
MGM Resorts International	3,000	76,980
Energy 0.2%
Chaparral Energy Inc. - Class A (d)	10,008	57,046
MPLX LP	2,200	72,358
		129,404
Financials 0.5%
JPMorgan Chase & Co.	2,500	253,075
Materials 0.3%
Freeport-McMoRan Inc. - Class B	6,700	86,363
LyondellBasell Industries NV - Class A	560	47,085
		133,448
Total Common Stocks (cost $785,299)		592,907
INVESTMENT COMPANIES 2.5%
Eaton Vance Senior Floating-Rate Trust	5,500	71,610
Invesco Senior Income Trust	17,500	73,500
PIMCO Floating Rate Strategy Fund	7,300	75,117
SPDR Barclays High Yield Bond ETF	29,350	1,055,719
Total Investment Companies (cost $1,241,585)		1,275,946
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 15.4%
Investment Companies 4.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.40% (n)	2,138,767	2,138,767
Securities Lending Collateral 11.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (n)	5,833,798	5,833,798
Total Short Term Investments (cost $7,972,565)		7,972,565
Total Investments 112.7% (cost $58,089,130)		58,176,741
Other Derivative Instruments 0.0%		10,827
Other Assets and Liabilities, Net (12.7)%		(6,578,205)
Total Net Assets 100.0%		51,609,363

(a) The Fund had an unfunded commitment at March 31, 2019. See the table of Unfunded Commitments in the Schedules of Investments.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the PPM Funds' Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $22,537,799 and 43.7%, respectively.

(c) All or a portion of the security was on loan.

(d) Non-income producing security.

(e) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.5% of the Fund’s net assets.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the PPM Funds' Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2019.

(j) Perpetual security. Next contractual call date presented, if applicable.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Convertible security.

(m) This senior loan will settle after March 31, 2019. The reference rate and spread presented will go into effect upon settlement.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

PG&E Corp. – DIP Term Loan	52,238	263
PG&E Corp. – DIP Delayed Draw Term Loan	17,413	87
	69,651	350

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

PPM High Yield Core Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury Long Bond	(9)	June 2019	(1,309,206)	3,375	(37,701)
U.S. Treasury Note, 10-Year	(12)	June 2019	(1,469,262)	3,108	(21,362)
U.S. Treasury Note, 5-Year	(8)	June 2019	(917,336)	1,813	(9,289)
Ultra 10-Year U.S. Treasury Note	(9)	June 2019	(1,167,589)	2,531	(27,442)
				10,827	(95,794)

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
PPM Long Short Credit Fund (a)
COMMON STOCKS 0.1%
Energy 0.1%
Chaparral Energy Inc. - Class A (b)	8,604	49,043
Total Common Stocks (cost $159,653)		49,043
INVESTMENT COMPANIES 2.6%
Kayne Anderson MLP Investment Co.	2,582	41,389
SPDR Barclays High Yield Bond ETF (c)	36,000	1,294,920
Total Investment Companies (cost $1,329,960)		1,336,309
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.6%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (d)	90,873	91,999
American Express Credit Account Master Trust
Series 2017-A-4, 1.64%, 05/15/19 (c)	400,000	399,537
Ascentium Equipment Receivables Trust
Series 2018-A2-1A, 2.92%, 12/10/20	50,397	50,443
Series 2017-A3-2A, 2.31%, 12/10/21	75,000	74,365
BCC Funding XIV LLC
Series 2018-A2-1A, 2.96%, 06/20/23 (d)	83,812	83,900
BMW Floorplan Master Owner Trust
Series 2018-A1-1, 3.15%, 05/17/21 (d)	121,000	122,256
BX Trust
Series 2018-A-IND, 3.23%, (1M USD LIBOR + 0.75%), 10/15/20 (c) (d) (e)	613,326	611,798
CCG Receivables Trust
Series 2018-A1-2, 2.47%, 08/14/19 (d)	102,940	102,914
Series 2018-A2-1, 2.50%, 02/14/21 (d)	78,984	78,838
Chrysler Capital Auto Receivables Trust
Series 2016-A3-BA, 1.64%, 07/15/21 (c) (d)	352,825	351,771
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (d)	28,529	28,452
Citibank Credit Card Issuance Trust
Series 2017-A9-A9, 1.80%, 09/20/19	300,000	298,809
Series 2017-A4-A4, 2.70%, (1M USD LIBOR + 0.22%), 04/07/20 (c) (e)	500,000	500,253
Dell Equipment Finance Trust
Series 2018-A2A-1, 2.97%, 10/22/20 (d)	89,491	89,611
Engs Commercial Finance Trust
Series 2018-A1-1A, 2.97%, 02/22/21 (d)	47,655	47,637
Freddie Mac Multifamily Aggregation Risk Transfer
Series 2017-A-KT01, REMIC, 2.81%, (1M USD LIBOR + 0.32%), 02/25/20 (e)	257,000	256,814
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21 (d)	148,854	149,090
Series 2018-A-3A, 3.35%, 08/15/22 (d)	64,816	64,924
Great American Auto Leasing Inc.
Series 2019-A2-1, 2.97%, 09/15/20 (d)	136,000	136,300
GS Mortgage Securities Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/12/22 (d)	175,000	177,514
Santander Retail Auto Lease Trust
Series 2018-A2B-A, REMIC, 2.76%, (1M USD LIBOR + 0.27%), 01/20/20 (d) (e)	375,968	375,913
United Auto Credit Securitization Trust
Series 2018-A-2, 2.89%, 03/10/21 (d)	37,352	37,354
Verizon Owner Trust
Series 2016-A-1A, 1.42%, 01/20/21 (d)	119,772	119,435
Volvo Financial Equipment LLC
Series 2019-A2-1A, 2.90%, 11/15/21 (d)	110,000	110,211
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,354,946)		4,360,138
CORPORATE BONDS AND NOTES 73.1%
Communication Services 7.2%
AT&T Inc.
3.78%, (3M USD LIBOR + 1.18%), 06/12/24 (e)	250,000	247,992
5.25%, 03/01/37	80,000	84,346
CB Escrow Corp.
8.00%, 10/15/25 (d)	125,000	114,470
Charter Communications Operating LLC
4.91%, 07/23/25	330,000	347,995
6.83%, 10/23/55	40,000	45,176
Comcast Corp.
4.15%, 10/15/28	54,000	56,924
4.60%, 10/15/38	143,000	153,501
	Shares/Par[1]	Value ($)
4.95%, 10/15/58	64,000	70,785
DISH DBS Corp.
7.75%, 07/01/26	66,000	57,487
Hughes Satellite Systems Corp.
5.25%, 08/01/26	83,000	82,361
iHeartCommunications Inc.
0.00%, 03/01/21 (b) (f)	250,000	176,666
Intelsat Jackson Holdings SA
8.50%, 10/15/24 (d)	63,000	61,263
9.75%, 07/15/25 (d)	64,000	65,029
Numericable - SFR SA
7.38%, 05/01/26 (d)	200,000	196,067
Radiate Holdco LLC
6.63%, 02/15/25 (d)	33,000	31,754
Sprint Corp.
7.13%, 06/15/24	58,000	58,793
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (d)	125,000	124,969
Telesat Canada
8.88%, 11/15/24 (d)	77,000	83,670
Verizon Communications Inc.
4.02%, 12/03/29 (c)	1,510,000	1,560,482
		3,619,730
Consumer Discretionary 3.3%
American Axle & Manufacturing Inc.
6.50%, 04/01/27	135,000	130,933
Dollar Tree Inc.
3.47%, (3M USD LIBOR + 0.70%), 04/17/20 (e)	400,000	400,180
Fiat Chrysler Automobiles NV
5.25%, 04/15/23	84,000	87,002
GLP Capital LP
5.75%, 06/01/28	14,000	15,070
Golden Nugget Inc.
6.75%, 10/15/24 (d)	72,000	72,293
Hilton Worldwide Finance LLC
4.63%, 04/01/25 (c)	8,000	8,097
KB Home
7.63%, 05/15/23	127,000	138,190
Leggett & Platt Inc.
4.40%, 03/15/29	190,000	191,930
Mattamy Group Corp.
6.50%, 10/01/25 (d)	16,000	15,594
Nemak SAB de CV
4.75%, 01/23/25 (d)	179,000	175,063
Panther BF Aggregator 2 LP
6.25%, 05/15/26	70,000	71,401
Schaeffler Verwaltung Zwei GmbH
4.88%, 09/15/21 (d) (g)	200,000	200,283
Target Corp.
3.90%, 11/15/47	63,000	62,365
VOC Escrow Ltd.
5.00%, 02/15/28 (d)	125,000	121,799
		1,690,200
Consumer Staples 6.2%
Altria Group Inc.
4.40%, 02/14/26	163,000	167,857
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	47,000	50,050
4.90%, 02/01/46 (d)	137,000	137,935
BAT Capital Corp.
3.28%, (3M USD LIBOR + 0.59%), 08/14/20 (e)	416,000	414,986
4.39%, 08/15/37	218,000	196,960
Conagra Brands Inc.
3.51%, (3M USD LIBOR + 0.75%), 10/22/20 (c) (e)	500,000	501,346
High Ridge Brands Co.
8.88%, 03/15/25 (d)	30,000	12,001
JBS Investments GmbH
7.25%, 04/03/24 (d)	75,000	77,517
JBS Investments II GmbH
7.00%, 01/15/26 (d)	200,000	205,488
JBS USA Lux SA
6.75%, 02/15/28 (d)	100,000	103,681

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
Kraft Heinz Foods Co.
3.27%, (3M USD LIBOR + 0.57%), 02/10/21 (e)	333,000	332,151
Mars Inc.
3.95%, 04/01/49	189,000	191,610
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (d)	125,000	108,466
Pilgrim's Pride Corp.
5.88%, 09/30/27 (d)	47,000	47,350
Post Holdings Inc.
5.63%, 01/15/28 (d)	82,000	81,338
Reynolds American Inc.
4.45%, 06/12/25	119,000	121,338
Sigma Holdco BV
7.88%, 05/15/26 (d)	200,000	184,676
Tyson Foods Inc.
4.00%, 03/01/26	150,000	153,324
5.10%, 09/28/48	57,000	58,032
		3,146,106
Energy 8.1%
Alta Mesa Holdings LP
7.88%, 12/15/24	119,000	45,512
Andeavor Logistics LP
3.50%, 12/01/22	46,000	46,488
5.20%, 12/01/47	44,000	44,086
Callon Petroleum Co.
6.38%, 07/01/26	125,000	125,243
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	69,000	75,100
5.13%, 06/30/27	162,000	169,882
CITGO Holding Inc.
10.75%, 02/15/20	62,000	63,548
Columbia Pipeline Group Inc.
5.80%, 06/01/45	91,000	103,305
Continental Resources Inc.
4.38%, 01/15/28	121,000	124,445
Denbury Resources Inc.
9.25%, 03/31/22 (c) (d)	14,000	13,512
7.50%, 02/15/24 (d)	80,000	68,447
Diamondback Energy Inc.
4.75%, 11/01/24 (d)	187,000	191,872
Endeavor Energy Resources LP
5.50%, 01/30/26 (c) (d)	19,000	19,515
5.75%, 01/30/28 (d)	19,000	19,944
Energy Transfer LP
5.80%, 06/15/38	95,000	100,899
Energy Transfer Operating LP
4.25%, 03/15/23	192,000	197,034
5.50%, 06/01/27	284,000	308,075
5.25%, 04/15/29	94,000	100,968
6.25%, 04/15/49	40,000	44,864
Enterprise Products Operating LLC
4.15%, 10/16/28	95,000	100,019
4.80%, 02/01/49	84,000	89,201
EP Energy LLC
8.00%, 11/29/24 (d)	171,000	94,857
Extraction Oil & Gas Inc.
7.38%, 05/15/24 (d)	75,000	62,623
Marathon Petroleum Corp.
3.80%, 04/01/28 (d)	30,000	29,741
4.50%, 04/01/48 (d)	35,000	33,623
MPLX LP
4.00%, 03/15/28	137,000	136,196
Nabors Industries Inc.
5.75%, 02/01/25	124,000	111,225
NGPL PipeCo LLC
4.88%, 08/15/27 (d)	23,000	23,426
Parsley Energy LLC
5.38%, 01/15/25 (d)	166,000	166,093
Petroleos Mexicanos
6.50%, 01/23/29	85,000	84,007
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	88,000	96,729
4.20%, 03/15/28	199,000	200,859
	Shares/Par[1]	Value ($)
Southwestern Energy Co.
7.75%, 10/01/27 (c)	500,000	512,658
Summit Midstream Holdings LLC
5.75%, 04/15/25	74,000	69,855
Summit Midstream Partners LP
9.50%, (callable at 104 beginning 12/15/22) (h)	125,000	117,226
Transocean Pontus Ltd.
6.13%, 08/01/25 (d)	18,900	19,155
Transocean Poseidon Ltd.
6.88%, 02/01/27 (d)	49,000	50,960
Transocean Proteus Ltd.
6.25%, 12/01/24 (d)	218,400	223,931
		4,085,123
Financials 22.5%
Acrisure LLC
7.00%, 11/15/25	128,000	115,490
AerCap Ireland Capital DAC
3.65%, 07/21/27	172,000	160,844
American Express Credit Corp.
3.07%, (3M USD LIBOR + 0.33%), 05/03/19 (c) (e)	499,000	499,159
Athene Global Funding
4.04%, (3M USD LIBOR + 1.23%), 07/01/22 (d) (e)	333,000	334,290
Bank of America Corp.
3.42%, (3M USD LIBOR + 0.66%), 07/21/21 (e)	100,000	100,531
3.78%, (3M USD LIBOR + 1.00%), 04/24/23 (e)	166,000	167,645
4.00%, 01/22/25	209,000	212,993
4.25%, 10/22/26	105,000	107,965
4.33%, 03/15/50	1,199,000	1,236,620
Bayer US Finance II LLC
4.25%, 12/15/25 (d)	78,000	78,828
4.38%, 12/15/28 (d)	75,000	74,568
BMW US Capital LLC
3.17%, (3M USD LIBOR + 0.38%), 04/06/20 (d) (e)	333,000	333,292
Capital One Financial Corp.
3.46%, (3M USD LIBOR + 0.76%), 05/12/20 (e)	333,000	334,435
3.75%, 03/09/27	124,000	122,088
3.80%, 01/31/28	59,000	58,296
Citigroup Inc.
3.73%, (3M USD LIBOR + 0.96%), 04/25/22 (c) (e)	249,000	250,945
4.45%, 09/29/27	253,000	260,050
3.89%, 01/10/28 (e)	67,000	68,075
4.13%, 07/25/28	10,000	10,054
Credit Suisse AG
6.50%, 08/08/23 (d)	225,000	240,733
Credit Suisse Group AG
7.50%, (callable at 100 beginning 07/17/23) (d) (h)	200,000	205,372
Danske Bank A/S
5.38%, 01/12/24 (d)	226,000	234,857
Dell EMC
8.35%, 07/15/46 (d)	99,000	119,574
Ford Motor Credit Co. LLC
5.93%, (3M USD LIBOR + 3.14%), 01/07/22 (e)	250,000	255,451
Glencore Funding LLC
3.00%, 10/27/22 (d)	61,000	60,221
4.88%, 03/12/29	125,000	125,938
GLP Capital LP
5.30%, 01/15/29	110,000	115,433
Goldman Sachs Group Inc.
3.34%, (3M USD LIBOR + 0.73%), 12/27/20 (c) (e)	382,000	383,881
2.91%, 07/24/23	20,000	19,766
4.00%, 03/03/24	43,000	44,315
3.85%, 01/26/27	10,000	10,047
4.22%, 05/01/29	54,000	55,265
Hexion US Finance Corp.
6.63%, 04/15/20	83,000	69,308
HSBC Holdings Plc
3.68%, (3M USD LIBOR + 1.00%), 05/18/24 (e)	200,000	198,361
Icahn Enterprises LP
6.38%, 12/15/25	49,000	50,188

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
James Hardie International Finance DAC
5.00%, 01/15/28 (d)	52,000	49,566
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (h)	200,000	201,950
4.02%, 12/05/24	202,000	209,436
3.78%, 02/01/28 (e)	51,000	51,968
4.20%, 07/23/29	46,000	48,094
JPMorgan Chase Bank NA
2.86%, (3M USD LIBOR + 0.23%), 09/01/20 (c) (e)	500,000	500,790
3.51%, 01/23/29	60,000	59,558
Lloyds Banking Group Plc
7.50%, (callable at 100 beginning 09/27/25) (h)	134,000	136,098
Metropolitan Life Global Funding I
3.60%, 01/11/24 (d)	235,000	242,121
Morgan Stanley
3.69%, (3M USD LIBOR + 0.93%), 07/22/22 (e)	125,000	125,658
4.10%, 05/22/23	349,000	360,344
4.35%, 09/08/26	89,000	91,633
3.63%, 01/20/27	67,000	67,171
New York Life Global Funding
2.96%, (3M USD LIBOR + 0.16%), 10/01/20 (c) (d) (e)	500,000	500,070
Nordic Aviation Capital A/S
5.58%, 03/14/24 (i) (j)	135,000	137,072
PNC Bank NA
2.95%, (3M USD LIBOR + 0.35%), 03/12/21 (c) (e)	500,000	500,156
Santander UK Group Holdings Plc
4.80%, 11/15/24	161,000	165,973
Springleaf Finance Corp.
6.13%, 03/15/24	145,000	148,305
USA Compression Partners LP
6.88%, 09/01/27 (d)	67,000	68,307
Volkswagen Group of America Finance LLC
4.63%, 11/13/25 (d)	250,000	258,983
Wells Fargo & Co.
2.15%, 01/30/20 (c)	500,000	497,859
Woodside Finance Ltd.
4.50%, 03/04/29 (d)	122,000	124,325
Ziggo Secured Finance BV
5.50%, 01/15/27 (d)	130,000	128,743
		11,389,058
Health Care 6.5%
Abbott Laboratories
4.75%, 11/30/36	42,000	47,311
Bausch Health Cos. Inc.
5.75%, 08/15/27 (d)	30,000	30,776
Becton Dickinson & Co.
3.48%, (3M USD LIBOR + 0.88%), 12/29/20 (c) (e)	300,000	300,021
3.36%, 06/06/24	166,000	166,229
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (d)	21,000	20,828
Centene Corp.
4.75%, 05/15/22	52,000	52,891
Centene Escrow I Corp.
5.38%, 06/01/26 (d)	156,000	162,647
Community Health Systems Inc.
8.63%, 01/15/24	50,000	50,108
8.00%, 03/15/26 (d)	125,000	119,448
CVS Health Corp.
4.30%, 03/25/28	156,000	158,209
4.78%, 03/25/38	62,000	61,438
5.05%, 03/25/48	164,000	165,388
Express Scripts Holding Co.
3.40%, 03/01/27	50,000	48,708
Halfmoon Parent Inc.
4.38%, 10/15/28 (c) (d)	210,000	217,751
HCA Inc.
4.25%, 10/15/19 (c)	400,000	402,052
Lifepoint Health Inc.
9.75%, 12/01/26 (d)	200,000	207,594
Par Pharmaceutical Inc.
7.50%, 04/01/27	164,000	166,233
	Shares/Par[1]	Value ($)
Pfizer Inc.
4.00%, 03/15/49	170,000	176,034
Prestige Brands Inc.
6.38%, 03/01/24 (c) (d)	13,000	13,235
Tenet Healthcare Corp.
8.13%, 04/01/22	21,000	22,612
4.63%, 07/15/24	51,000	51,140
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (d)	6,000	6,209
5.50%, 03/01/23	11,000	11,064
5.88%, 05/15/23 (d)	9,000	9,111
7.00%, 03/15/24	19,000	20,093
6.13%, 04/15/25 (c) (d)	65,000	64,396
5.50%, 11/01/25 (d)	89,000	90,919
8.50%, 01/31/27 (d)	17,000	18,034
Watson Pharmaceuticals Inc.
3.25%, 10/01/22	333,000	332,637
WellCare Health Plans Inc.
5.25%, 04/01/25	61,000	63,304
5.38%, 08/15/26 (d)	46,000	48,151
		3,304,571
Industrials 7.0%
AECOM
5.13%, 03/15/27 (c)	605,000	585,552
Aircastle Ltd.
4.40%, 09/25/23	41,000	41,604
4.13%, 05/01/24	46,000	46,074
Ashtead Capital Inc.
5.25%, 08/01/26 (d)	124,000	126,790
Aviation Capital Group LLC
4.38%, 01/30/24 (d)	104,000	105,984
Avolon Holdings Funding Ltd.
5.13%, 10/01/23 (c) (d)	175,000	178,035
5.25%, 05/15/24 (d)	190,000	195,525
Bombardier Inc.
5.75%, 03/15/22 (d)	34,000	34,788
7.50%, 03/15/25 (d)	65,000	67,042
7.88%, 04/15/27 (d)	75,000	77,243
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (c) (h) (j)	479,000	447,266
International Lease Finance Corp.
6.25%, 05/15/19	100,000	100,310
Johnson Controls International Plc
5.13%, 09/14/45 (c)	41,000	42,883
Mexico City Airport Trust
5.50%, 07/31/47 (d)	40,000	37,020
Siemens Financieringsmaatschappij NV
1.30%, 09/13/19 (d)	500,000	497,586
Tempo Acquisition LLC
6.75%, 06/01/25 (d)	56,000	56,632
Union Pacific Corp.
3.60%, 09/15/37	78,000	74,700
4.38%, 09/10/38	50,000	52,269
United Rentals North America Inc.
6.50%, 12/15/26	39,000	41,040
United Technologies Corp.
1.90%, 05/04/20	333,000	330,437
Westinghouse Air Brake Technologies Corp.
3.66%, (3M USD LIBOR + 1.30%), 09/15/21 (e)	375,000	376,652
		3,515,432
Information Technology 2.3%
Broadcom Corp.
3.88%, 01/15/27	100,000	95,618
Broadcom Inc.
3.63%, 10/15/24	125,000	124,023
4.25%, 04/15/26	125,000	124,076
Intel Corp.
2.78%, (3M USD LIBOR + 0.08%), 05/11/20 (e)	250,000	250,178
Microsoft Corp.
3.45%, 08/08/36	133,000	134,458
3.95%, 08/08/56	50,000	52,222
NXP BV
4.13%, 06/01/21 (d)	200,000	203,650

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
Oracle Corp.
4.00%, 11/15/47	33,000	33,281
Radiate Holdco LLC
6.88%, 02/15/23 (d)	85,000	84,146
ViaSat Inc.
5.63%, 04/15/27	43,000	43,927
		1,145,579
Materials 5.7%
Anglo American Capital Plc
4.88%, 05/14/25 (d)	121,000	125,916
4.75%, 04/10/27 (d)	200,000	204,445
4.50%, 03/15/28 (d)	50,000	49,967
BWAY Holding Co.
7.25%, 04/15/25 (d)	92,000	88,803
CF Industries Inc.
3.40%, 12/01/21 (d)	116,000	116,123
4.50%, 12/01/26 (d)	294,000	297,740
Corning Inc.
5.85%, 11/15/68 (d)	58,000	63,091
EI du Pont de Nemours & Co.
3.27%, (3M USD LIBOR + 0.53%), 05/01/20 (e)	352,000	352,879
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (d)	105,000	105,250
Freeport-McMoRan Inc.
4.55%, 11/14/24 (c)	218,000	214,974
5.40%, 11/14/34	90,000	82,024
FXI Holdings Inc.
7.88%, 11/01/24 (d)	153,000	142,612
Hexion Inc.
10.38%, 02/01/22 (d)	57,000	47,886
Martin Marietta Materials Inc.
3.31%, (3M USD LIBOR + 0.65%), 05/22/20 (e)	333,000	332,326
Rain CII Carbon LLC
7.25%, 04/01/25 (d)	100,000	88,687
Reynolds Group Issuer Inc.
6.29%, (3M USD LIBOR + 3.50%), 07/15/21 (d) (e)	161,000	161,701
Sherwin-Williams Co.
2.25%, 05/15/20	333,000	331,135
Trinseo Materials Operating SCA
5.38%, 09/01/25 (d)	71,000	67,468
		2,873,027
Real Estate 0.4%
Boston Properties LP
2.75%, 10/01/26	36,000	34,126
4.50%, 12/01/28	145,000	154,266
		188,392
Utilities 3.9%
AES Corp.
4.00%, 03/15/21	215,000	217,713
Ameren Illinois Co.
4.50%, 03/15/49	104,000	116,316
Avangrid Inc.
3.15%, 12/01/24	159,000	156,933
Basin Electric Power Cooperative
4.75%, 04/26/47 (d)	100,000	106,922
Commonwealth Edison Co.
3.75%, 08/15/47	32,000	31,305
Electricite de France SA
4.50%, 09/21/28 (c) (d)	200,000	206,386
Exelon Corp.
5.10%, 06/15/45	112,000	125,240
FirstEnergy Corp.
3.90%, 07/15/27	207,000	210,231
4.85%, 07/15/47 (k)	37,000	39,611
Indiana Michigan Power Co.
4.25%, 08/15/48	69,000	71,129
Nevada Power Co.
3.70%, 05/01/29	159,000	164,607
Sempra Energy
3.29%, (3M USD LIBOR + 0.50%), 01/15/21 (e)	333,000	330,461
Southern California Edison Co.
4.13%, 03/01/48	46,000	43,947
	Shares/Par[1]	Value ($)
Southern Co.
2.95%, 07/01/23	135,000	134,536
		1,955,337
Total Corporate Bonds And Notes (cost $36,587,601)		36,912,555
SENIOR LOAN INTERESTS 19.3%
Communication Services 1.8%
AMC Entertainment Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 03/20/26 (e) (l)	48,000	47,616
CBS Radio Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 11/18/24 (e)	73,206	71,083
CenturyLink Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 01/15/25 (e)	248,116	242,999
Frontier Communications Corp.
Term Loan B-1, 6.25%, (3M LIBOR + 3.75%), 05/31/24 (e)	123,423	120,338
Sprint Communications Inc.
1st Lien Term Loan B, 5.00%, (3M LIBOR + 2.50%), 02/01/24 (e)	148,861	144,767
Virgin Media Bristol LLC
Term Loan K, 4.98%, (3M LIBOR + 2.50%), 02/10/26 (e)	150,000	148,286
Windstream Services LLC
Term Loan B-6, 10.50%, (3M PRIME + 5.00%), 03/29/21 (e)	149,237	149,353
		924,442
Consumer Discretionary 6.8%
1011778 B.C. Unltd. Liability Co.
Term Loan B-3, 4.75%, (3M LIBOR + 2.25%), 02/15/24 (e)	223,762	220,032
American Axle & Manufacturing Inc.
Term Loan B, 4.74%, (3M LIBOR + 2.25%), 03/10/24 (e)	212,272	207,141
Aramark Services Inc.
Term Loan B-2, 4.24%, (3M LIBOR + 1.75%), 03/28/24 (e)	132,531	131,330
Term Loan, 4.24%, (3M LIBOR + 1.75%), 03/01/25 (e)	187,000	185,364
Caesars Entertainment Operating Co.
Term Loan, 4.49%, (3M LIBOR + 2.00%), 04/03/24 (e)	223,304	217,833
Caesars Resort Collection LLC
1st Lien Term Loan B, 5.25%, (3M LIBOR + 2.75%), 12/23/24 (e)	248,116	244,570
Charter Communications Operating LLC
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 04/30/25 (e)	198,492	197,004
CityCenter Holdings LLC
Term Loan B, 4.74%, (1M LIBOR + 2.25%), 04/14/24 (e)	198,485	194,732
CSC Holdings LLC
1st Lien Term Loan, 4.73%, (3M LIBOR + 2.25%), 07/15/25 (e)	159,190	154,443
Eldorado Resorts LLC
Term Loan B, 4.88%, (1M LIBOR + 2.25%), 03/15/24 (e)	85,000	84,150
Four Seasons Hotels Ltd.
1st Lien Term Loan, 4.49%, (3M LIBOR + 2.00%), 11/30/23 (e)	124,048	122,937
Golden Nugget Inc.
Incremental Term Loan B, 5.23%, (3M LIBOR + 2.75%), 09/07/23 (e)	83,829	82,926
Incremental Term Loan B, 5.24%, (3M LIBOR + 2.75%), 10/04/23 (e)	105,585	104,446
Marriott Ownership Resorts Inc.
Term Loan B, 4.74%, (3M LIBOR + 2.25%), 08/29/25 (e)	347,130	344,960
Mohegan Tribal Gaming Authority
Term Loan B, 6.50%, (3M LIBOR + 4.00%), 10/30/23 (e)	198,437	187,523
Numericable Group SA
Term Loan B-11, 5.24%, (3M LIBOR + 2.75%), 07/31/25 (e)	297,727	276,514

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
SIWF Holdings Inc.
1st Lien Term Loan, 6.74%, (3M LIBOR + 4.25%), 05/25/25 (e)	64,512	63,625
Staples Inc.
Term Loan B, 6.49%, (3M LIBOR + 4.00%), 08/15/24 (e)	124,058	122,928
UFC Holdings LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 07/22/23 (e)	84,351	83,654
Univision Communications Inc.
Term Loan C-5, 5.25%, (3M LIBOR + 2.75%), 03/15/24 (e)	222,518	209,320
		3,435,432
Consumer Staples 1.4%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 01/26/24 (e)	116,484	116,074
Diamond (BC) BV
Term Loan, 5.74%, (1M LIBOR + 3.00%), 07/24/24 (e)	168,719	161,759
Dole Food Co. Inc.
Term Loan B, 5.24%, (1M LIBOR + 2.75%), 03/22/24 (e)	72,393	68,882
Term Loan B, 5.55%, (1M LIBOR + 2.75%), 03/22/24 (e)	1,134	1,079
Term Loan B, 7.25%, (1M PRIME + 1.75%), 03/22/24 (e)	30	29
JBS USA LLC
Term Loan B, 4.99%, (3M LIBOR + 2.50%), 10/30/22 (e)	47,929	47,552
Term Loan B, 4.98%, (3M LIBOR + 2.50%), 06/30/24 (e)	284,527	282,287
		677,662
Energy 2.1%
California Resources Corp.
1st Lien Term Loan, 7.25%, (3M LIBOR + 4.75%), 11/08/22 (e)	125,000	122,735
Encino Acquisition Partners Holdings LLC
2nd Lien Term Loan, 9.24%, (3M LIBOR + 6.75%), 09/26/25 (e) (i)	140,000	134,750
Equitrans Midstream Corp.
Term Loan B, 7.00%, (3M LIBOR + 4.50%), 12/13/23 (e)	74,812	74,875
Foresight Energy LLC
1st Lien Term Loan, 8.38%, (1M LIBOR + 5.75%), 03/16/22 (e)	140,000	136,616
Johnson Controls International Plc
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 03/13/26 (e) (l)	146,600	144,860
TEX Operations Co. LLC
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 08/04/23 (e)	282,830	279,331
Traverse Midstream Partners LLC
Term Loan, 6.50%, (3M LIBOR + 4.00%), 09/22/24 (e)	99,500	99,251
Ultra Resources Inc.
1st Lien Term Loan, 6.49%, (3M LIBOR + 4.00%), 04/14/24 (e)	75,000	64,781
		1,057,199
Financials 0.5%
Level 3 Financing Inc.
Term Loan B, 4.74%, (3M LIBOR + 2.25%), 02/16/24 (e)	250,000	246,823
Health Care 2.4%
Air Methods Corp.
Term Loan B, 6.10%, (3M LIBOR + 3.50%), 04/12/24 (e)	89,914	67,155
Alphabet Holding Co. Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 08/15/24 (e)	89,320	82,677
Change Healthcare Holdings Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (e)	160,405	158,150
Endo Luxembourg Finance Co. I SARL
Term Loan B, 6.75%, (3M LIBOR + 4.25%), 04/12/24 (e)	134,318	131,610
	Shares/Par[1]	Value ($)
Envision Healthcare Corp.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/27/25 (e)	297,255	277,687
Phoenix Guarantor Inc.
Term Loan B, 6.98%, (3M LIBOR + 4.50%), 02/12/26 (e)	152,778	150,219
RegionalCare Hospital Partners Holdings Inc.
Term Loan B, 6.98%, (3M LIBOR + 4.50%), 11/09/25 (e)	249,375	246,375
Surgery Center Holdings Inc.
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 06/18/24 (e)	99,244	97,425
		1,211,298
Industrials 0.6%
Gardner Denver Inc.
Term Loan B, 5.24%, (1M LIBOR + 2.75%), 07/30/24 (e)	94,663	94,509
Tempo Acquisition LLC
Term Loan, 5.50%, (3M LIBOR + 3.00%), 04/20/24 (e)	228,258	225,918
		320,427
Information Technology 1.4%
Ancestry.com Operations Inc.
1st Lien Term Loan, 5.75%, (1M LIBOR + 3.25%), 10/19/23 (e)	213,900	212,386
First Data Corp.
Term Loan, 4.49%, (1M LIBOR + 2.00%), 07/08/22 (e)	172,813	172,378
Radiate Holdco LLC
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 12/09/23 (e)	153,823	150,171
Refinitiv US Holdings Inc.
Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/12/25 (e)	65,835	63,872
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 4.75%, (3M LIBOR + 2.25%), 02/27/25 (e)	43,320	42,919
SS&C Technologies Inc.
Term Loan B-3, 4.75%, (3M LIBOR + 2.25%), 02/27/25 (e)	60,060	59,505
		701,231
Materials 1.5%
Berry Global Inc.
Term Loan S, 4.24%, (3M LIBOR + 1.75%), 02/02/20 (e)	196,875	196,101
BWAY Holding Co.
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 04/03/24 (e) (l)	90,468	88,138
Term Loan B, 6.03%, (3M LIBOR + 3.25%), 04/03/24 (e)	198,485	193,374
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.75%, (3M LIBOR + 4.25%), 06/30/22 (e)	148,866	130,166
Messer Industries GmbH
Term Loan, 0.00%, (3M LIBOR + 2.50%), 09/19/25 (e) (l)	121,000	118,354
		726,133
Real Estate 0.3%
MGM Growth Properies Operating Partnership LP
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 04/20/23 (e)	148,849	146,670
Utilities 0.5%
Calpine Corp.
Term Loan B-5, 5.11%, (3M LIBOR + 2.50%), 05/23/22 (e)	198,454	196,324
Vistra Operations Co. LLC
Term Loan B-2, 4.75%, (3M LIBOR + 2.25%), 12/14/23 (e)	74,429	73,799
		270,123
Total Senior Loan Interests (cost $9,907,895)		9,717,440

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
GOVERNMENT AND AGENCY OBLIGATIONS 0.2%
U.S. Treasury Securities 0.2%
U.S. Treasury Note
2.88%, 07/31/25	79,000	81,666
Total Government And Agency Obligations (cost $79,320)		81,666
SHORT TERM INVESTMENTS 6.5%
Investment Companies 6.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.40% (m)	3,281,839	3,281,839
Total Short Term Investments (cost $3,281,839)		3,281,839
Total Investments 110.4% (cost $55,701,214)		55,738,990
Total Securities Sold Short (10.4)% (proceeds $5,059,114)		(5,239,696)
Other Derivative Instruments 0.1%		36,379
Other Assets and Liabilities, Net (0.1)%		(50,344)
Total Net Assets 100.0%		50,485,329

(a) The Fund had an unfunded commitment at March 31, 2019. See the table of Unfunded Commitments in the Schedules of Investments.

(b) Non-income producing security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the PPM Funds' Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $13,618,709 and 27.0%, respectively.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h) Perpetual security. Next contractual call date presented, if applicable.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the PPM Funds' Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) The Adviser has deemed this security to be illiquid based on procedures approved by the PPM Funds' Board of Trustees.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(l) This senior loan will settle after March 31, 2019. The reference rate and spread presented will go into effect upon settlement.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (10.4%)
CORPORATE BONDS AND NOTES (10.4%)
Communication Services (1.6%)
Verizon Communications Inc
4.52%, 09/15/48	(770,000)	(795,707)
Consumer Discretionary (1.0%)
Harley-Davidson Inc.
3.50%, 07/28/25	(500,000)	(490,783)
Energy (1.3%)
Energy Transfer Operating LP
4.95%, 06/15/28	(202,000)	(212,758)
Southwestern Energy Co.
6.20%, 01/23/25 (a)	(432,000)	(427,181)
		(639,939)
Financials (2.4%)
Bank of America Corp.
3.95%, 01/23/49	(1,250,000)	(1,235,623)
	Shares/Par[1]	Value ($)
Industrials (1.6%)
AECOM
5.88%, 10/15/24	(750,000)	(797,013)
Information Technology (0.6%)
Intel Corp.
4.10%, 05/11/47	(275,000)	(293,120)
Materials (0.9%)
International Paper Co.
3.00%, 02/15/27	(500,000)	(483,346)
Real Estate (1.0%)
Simon Property Group LP
3.30%, 01/15/26	(500,000)	(504,165)
Total Corporate Bonds And Notes (proceeds $5,059,114)		(5,239,696)
Total Securities Sold Short (10.4%) (proceeds $5,059,114)		(5,239,696)

(a) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2019.

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

PG&E Corp. – DIP Term Loan	74,625	375
PG&E Corp. – DIP Delayed Draw Term Loan	24,875	125
Phoenix Guarantor Inc. – Delayed Draw Term Loan	13,681	(24)
	113,181	351

PPM Long Short Credit Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury Long Bond	(13)	June 2019	(1,892,106)	4,875	(53,425)
U.S. Treasury Note, 10-Year	(52)	June 2019	(6,361,037)	14,091	(98,338)
U.S. Treasury Note, 2-Year	(19)	June 2019	(4,033,681)	4,156	(15,100)
U.S. Treasury Note, 5-Year	(58)	June 2019	(6,652,539)	13,141	(65,493)
Ultra 10-Year U.S. Treasury Note	(18)	June 2019	(2,335,763)	5,062	(54,299)

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

PPM Long Short Credit Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Ultra Long Term U.S. Treasury Bond	(2)	June 2019	(325,653)	750	(10,347)
				42,075	(297,002)

PPM Long Short Credit Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[6] (%)	Expiration	Notional[1,5]	Value[4] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.IG.32 (Q)	1.00	06/20/24	3,750,000	(67,188)	(5,696)	(2,903)

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
PPM Strategic Income Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.1%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20	152,212	154,099
Series 2013-A-2, 4.95%, 01/15/23	25,530	26,457
Series 2016-AA-2, 3.20%, 06/15/28 (b)	162,809	158,658
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23	338,000	333,731
Ascentium Equipment Receivables Trust
Series 2017-A2-2A, 2.00%, 05/11/20	47,861	47,749
Series 2018-A2-1A, 2.92%, 12/10/20	64,543	64,602
Series 2017-A3-2A, 2.31%, 12/10/21	113,000	112,044
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21	213,256	212,862
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23	73,670	73,472
Continental Airlines Inc. Pass-Through Trust
Series 2012-A-2, 4.00%, 10/29/24 (b)	104,034	106,156
CSMC Trust
Series 2017-A3-HL2, 3.50%, 09/25/24 (c)	121,400	121,222
Dell Equipment Finance Trust
Series 2018-A2A-1, 2.97%, 10/22/20	95,755	95,884
Series 2017-A3-2, 2.19%, 10/24/22	155,000	154,443
Engs Commercial Finance Trust
Series 2018-A1-1A, 2.97%, 02/22/21	47,655	47,637
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22	140,337	140,004
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21	150,775	151,014
Series 2018-A-3A, 3.35%, 08/15/22	65,597	65,707
GM Financial Automobile Leasing Trust
Series 2018-A3-1, 2.61%, 01/20/21	250,000	249,892
Great American Auto Leasing Inc.
Series 2019-A2-1, 2.97%, 09/15/20	138,000	138,305
GreatAmerica Leasing Receivables Funding LLC
Series 2018-A3-1, 2.60%, 06/15/21	125,000	124,806
Series 2018-A4-1, 2.83%, 06/17/24	100,000	99,984
GS Mortgage Securities Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/12/22	392,000	397,631
Hilton Grand Vacations Trust
Series 2017-A-AA, 2.66%, 08/25/23	155,087	153,854
MVW Owner Trust
Series 2017-A-1A, 2.42%, 12/20/34	135,190	133,757
United Auto Credit Securitization Trust
Series 2018-A-2, 2.89%, 03/10/21	37,352	37,354
Volvo Financial Equipment LLC
Series 2019-A2-1A, 2.90%, 11/15/21	112,000	112,215
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 06/17/27 (c)	125,000	126,077
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,609,143)		3,639,616
CORPORATE BONDS AND NOTES 72.6%
Communication Services 8.8%
Altice Luxembourg SA
5.88%, 02/01/27, EUR (d)	100,000	115,837
AMC Entertainment Holdings Inc.
6.13%, 05/15/27	83,000	75,052
AT&T Inc.
3.78%, (3M USD LIBOR + 1.18%), 06/12/24 (c)	165,000	163,675
5.25%, 03/01/37	48,000	50,608
CB Escrow Corp.
8.00%, 10/15/25	125,000	114,470
CBS Radio Inc.
7.25%, 11/01/24 (e)	72,000	71,664
CCO Holdings LLC
5.88%, 05/01/27	125,000	129,738
Charter Communications Operating LLC
4.91%, 07/23/25	540,000	569,446
5.38%, 04/01/38	123,000	124,268
Comcast Corp.
3.38%, 08/15/25 (b)	68,000	69,002
4.15%, 10/15/28 (b)	101,000	106,469
4.60%, 10/15/38	143,000	153,501
	Shares/Par[1]	Value ($)
3.40%, 07/15/46	75,000	66,468
4.95%, 10/15/58	50,000	55,301
DISH DBS Corp.
5.00%, 03/15/23 (e)	115,000	103,639
7.75%, 07/01/26 (e)	42,000	36,583
Frontier Communications Corp.
11.00%, 09/15/25 (e)	48,000	31,615
Hughes Satellite Systems Corp.
6.50%, 06/15/19	75,000	75,478
iHeartCommunications Inc.
0.00%, 03/01/21 (f) (g)	229,000	161,826
Intelsat Jackson Holdings SA
8.50%, 10/15/24	116,000	112,802
Live Nation Entertainment Inc.
5.38%, 06/15/22 (e)	42,000	42,551
4.88%, 11/01/24	87,000	87,487
5.63%, 03/15/26	40,000	41,242
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (h)	318,000	323,565
Netflix Inc.
4.38%, 11/15/26 (e)	94,000	92,183
5.88%, 11/15/28	70,000	73,943
4.63%, 05/15/29, EUR (d)	150,000	179,373
Numericable - SFR SA
7.38%, 05/01/26	68,000	66,663
Radiate Holdco LLC
6.63%, 02/15/25	45,000	43,301
Sinclair Television Group Inc.
5.88%, 03/15/26	94,000	95,214
Sirius XM Radio Inc.
6.00%, 07/15/24	153,000	158,544
Sprint Corp.
7.13%, 06/15/24	44,000	44,602
Sprint Nextel Corp.
7.00%, 03/01/20	292,000	300,404
Sprint Spectrum Co. LLC
3.36%, 09/20/21	41,875	41,865
Telesat Canada
8.88%, 11/15/24	107,000	116,269
T-Mobile USA Inc.
6.00%, 04/15/24	54,000	56,279
Vodafone Group Plc
5.00%, 05/30/38	36,000	35,789
Wind Tre SpA
2.63%, 01/20/23, EUR (d)	209,000	227,212
Zayo Group LLC
5.75%, 01/15/27	67,000	66,842
		4,480,770
Consumer Discretionary 5.8%
1011778 B.C. Unltd. Liability Co.
5.00%, 10/15/25	113,000	111,760
24 Hour Holdings III LLC
8.00%, 06/01/22 (e)	93,000	93,005
American Axle & Manufacturing Inc.
6.50%, 04/01/27 (e)	200,000	193,974
Beazer Homes USA Inc.
5.88%, 10/15/27	53,000	46,241
Delphi Jersey Holdings Plc
5.00%, 10/01/25	66,000	58,222
Fiat Chrysler Automobiles NV
5.25%, 04/15/23	84,000	87,002
GLP Capital LP
5.38%, 04/15/26	51,000	53,465
5.75%, 06/01/28	15,000	16,146
Golden Nugget Inc.
6.75%, 10/15/24	205,000	205,835
Home Depot Inc.
2.13%, 09/15/26 (b)	146,000	137,700
KB Home
7.50%, 09/15/22	104,000	113,551
KFC Holding Co.
5.00%, 06/01/24	8,000	8,157
Leggett & Platt Inc.
4.40%, 03/15/29	190,000	191,930

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
Mattamy Group Corp.
6.50%, 10/01/25	15,000	14,619
MGM Resorts International
6.75%, 10/01/20	417,000	438,404
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (e)	144,000	142,903
Nemak SAB de CV
4.75%, 01/23/25	170,000	166,261
New Cotai LLC
10.63%, 08/29/19 (i)	65,781	32,685
Panther BF Aggregator 2 LP
4.38%, 05/15/26, EUR (d)	140,000	159,842
Schaeffler Holding Finance BV
3.50%, 05/15/22, EUR (d)	222,000	249,833
Scientific Games International Inc.
5.00%, 10/15/25	258,000	252,907
Target Corp.
3.90%, 11/15/47	54,000	53,456
VOC Escrow Ltd.
5.00%, 02/15/28	130,000	126,671
		2,954,569
Consumer Staples 4.2%
Altria Group Inc.
4.40%, 02/14/26	163,000	167,857
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	47,000	50,050
4.90%, 02/01/46	153,000	154,045
BAT Capital Corp.
4.39%, 08/15/37	165,000	149,076
Cott Holdings Inc.
5.50%, 04/01/25	99,000	99,889
High Ridge Brands Co.
8.88%, 03/15/25	46,000	18,401
JBS Investments GmbH
7.25%, 04/03/24 (e)	143,000	147,799
JBS Investments II GmbH
7.00%, 01/15/26	200,000	205,488
JBS USA Lux SA
6.75%, 02/15/28	101,000	104,718
Mars Inc.
3.95%, 04/01/49	193,000	195,665
Matterhorn Merger Sub LLC
8.50%, 06/01/26	125,000	108,466
Pilgrim's Pride Corp.
5.88%, 09/30/27	75,000	75,559
Post Holdings Inc.
5.63%, 01/15/28	177,000	175,571
Reynolds American Inc.
5.70%, 08/15/35	53,000	54,920
Sigma Holdco BV
7.88%, 05/15/26	250,000	230,845
Tyson Foods Inc.
4.00%, 03/01/26	150,000	153,324
5.10%, 09/28/48	58,000	59,050
		2,150,723
Energy 8.3%
Alta Mesa Holdings LP
7.88%, 12/15/24	138,000	52,778
Andeavor Logistics LP
3.50%, 12/01/22	45,000	45,478
5.20%, 12/01/47	44,000	44,085
Antero Resources Corp.
5.13%, 12/01/22	33,000	33,195
Callon Petroleum Co.
6.38%, 07/01/26	125,000	125,243
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	82,000	89,250
5.13%, 06/30/27	157,000	164,639
CITGO Holding Inc.
10.75%, 02/15/20	94,000	96,347
Columbia Pipeline Group Inc.
5.80%, 06/01/45	42,000	47,679
Continental Resources Inc.
4.50%, 04/15/23	123,000	127,370
	Shares/Par[1]	Value ($)
4.38%, 01/15/28	108,000	111,074
Denbury Resources Inc.
9.25%, 03/31/22	112,000	108,097
7.50%, 02/15/24	80,000	68,447
Diamondback Energy Inc.
4.75%, 11/01/24	187,000	191,872
5.38%, 05/31/25	100,000	104,596
Endeavor Energy Resources LP
5.50%, 01/30/26	19,000	19,515
5.75%, 01/30/28	19,000	19,944
Energy Transfer LP
5.80%, 06/15/38	80,000	84,967
6.13%, 12/15/45	27,000	29,127
Energy Transfer Operating LP
4.25%, 03/15/23 (b)	169,000	173,431
5.50%, 06/01/27	237,000	257,091
5.25%, 04/15/29	94,000	100,968
6.25%, 04/15/49	40,000	44,864
Enterprise Products Operating LLC
4.15%, 10/16/28	95,000	100,019
4.80%, 02/01/49	84,000	89,201
EP Energy LLC
8.00%, 11/29/24	152,000	84,317
Extraction Oil & Gas Inc.
7.38%, 05/15/24	76,000	63,458
Kinder Morgan Energy Partners LP
5.00%, 08/15/42	50,000	50,258
Marathon Petroleum Corp.
3.80%, 04/01/28	30,000	29,741
4.50%, 04/01/48	35,000	33,623
MPLX LP
4.00%, 03/15/28	142,000	141,166
Nabors Industries Inc.
5.50%, 01/15/23 (e)	26,000	24,925
5.75%, 02/01/25	125,000	112,122
NGPL PipeCo LLC
4.88%, 08/15/27	23,000	23,426
ONEOK Inc.
7.50%, 09/01/23	81,000	93,836
Parsley Energy LLC
5.25%, 08/15/25	106,000	105,064
Petroleos Mexicanos
6.50%, 03/13/27 - 01/23/29	242,000	241,652
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	104,000	114,529
5.63%, 03/01/25	13,000	14,290
4.20%, 03/15/28 (b)	305,000	307,849
Spectra Energy Partners LP
3.50%, 03/15/25	66,000	66,254
Summit Midstream Partners LP
9.50%, (callable at 104 beginning 12/15/22) (h)	125,000	117,226
Transocean Guardian Ltd.
5.88%, 01/15/24	26,460	26,996
Transocean Inc.
9.00%, 07/15/23	19,000	20,257
7.50%, 01/15/26	39,000	38,504
Transocean Pontus Ltd.
6.13%, 08/01/25	18,900	19,155
Transocean Poseidon Ltd.
6.88%, 02/01/27	49,000	50,960
Transocean Proteus Ltd.
6.25%, 12/01/24	128,800	132,062
Weatherford International Ltd.
9.88%, 02/15/24	47,000	33,887
		4,274,834
Financials 20.9%
Acrisure LLC
7.00%, 11/15/25	128,000	115,490
AerCap Ireland Capital DAC
3.65%, 07/21/27 (b)	68,000	63,589
Ally Financial Inc.
5.75%, 11/20/25 (e)	142,000	151,035
American Express Co.
3.70%, 08/03/23	150,000	153,628

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
Antero Resources Finance Corp.
5.38%, 11/01/21	176,000	177,381
Ardagh Packaging Finance Plc
6.00%, 02/15/25	164,000	163,756
Athene Global Funding
4.00%, 01/25/22	179,000	183,522
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (h)	86,000	91,181
6.30%, (callable at 100 beginning 03/10/26) (h)	55,000	59,898
3.55%, 03/05/24 (b)	63,000	63,925
3.86%, 07/23/24 (b)	98,000	100,596
4.00%, 01/22/25	193,000	196,688
4.25%, 10/22/26	111,000	114,135
3.25%, 10/21/27 (b)	27,000	26,458
Barclays Plc
8.00%, (callable at 100 beginning 12/15/20), EUR (h)	167,000	201,451
Bayer US Finance II LLC
4.25%, 12/15/25	77,000	77,817
4.38%, 12/15/28	74,000	73,573
Capital One Financial Corp.
3.75%, 03/09/27 (b)	107,000	105,350
3.80%, 01/31/28	59,000	58,296
Citigroup Inc.
4.45%, 09/29/27	375,000	385,449
3.89%, 01/10/28 (b) (c)	59,000	59,947
Credit Suisse AG
6.50%, 08/08/23	310,000	331,677
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (h)	204,000	215,220
3.87%, 01/12/29 (b)	17,000	16,671
Danske Bank A/S
5.38%, 01/12/24	226,000	234,857
Dell EMC
5.88%, 06/15/21	49,000	49,906
7.13%, 06/15/24	38,000	40,279
8.35%, 07/15/46	107,000	129,237
Five Corners Funding Trust
4.42%, 11/15/23	125,000	131,904
General Electric Capital Corp.
6.75%, 03/15/32	83,000	95,857
Glencore Funding LLC
3.00%, 10/27/22	61,000	60,221
4.88%, 03/12/29 (e)	125,000	125,938
GLP Capital LP
5.30%, 01/15/29	110,000	115,433
Goldman Sachs Group Inc.
2.91%, 07/24/23 (b)	42,000	41,509
4.00%, 03/03/24 (b)	58,000	59,774
4.25%, 10/21/25	182,000	186,405
3.85%, 01/26/27 (b)	19,000	19,089
4.22%, 05/01/29	67,000	68,570
6.75%, 10/01/37	94,000	115,150
HSBC Holdings Plc
6.88%, (callable at 100 beginning 06/01/21) (h) (j)	229,000	239,566
4.38%, 11/23/26 (b)	56,000	57,396
Icahn Enterprises LP
6.25%, 02/01/22	90,000	92,356
6.38%, 12/15/25	69,000	70,672
James Hardie International Finance DAC
5.00%, 01/15/28	80,000	76,256
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (h)	146,000	147,423
4.02%, 12/05/24 (b)	202,000	209,435
2.95%, 10/01/26 (b)	184,000	179,981
3.78%, 02/01/28 (b) (c)	30,000	30,569
4.01%, 04/23/29 (b)	62,000	63,650
4.20%, 07/23/29 (b)	27,000	28,229
JPMorgan Chase Bank NA
2.86%, (3M USD LIBOR + 0.23%), 09/01/20 (c)	500,000	500,790
3.51%, 01/23/29 (b)	72,000	71,470
Lloyds Banking Group Plc
7.50%, (callable at 100 beginning 09/27/25) (h)	134,000	136,098
Metropolitan Life Global Funding I
3.60%, 01/11/24 (b)	235,000	242,121
	Shares/Par[1]	Value ($)
Morgan Stanley
3.94%, (3M USD LIBOR + 1.18%), 01/20/22 (c)	100,000	101,002
3.69%, (3M USD LIBOR + 0.93%), 07/22/22 (c)	125,000	125,658
4.88%, 11/01/22	167,000	176,170
4.10%, 05/22/23	138,000	142,486
4.35%, 09/08/26	84,000	86,485
3.63%, 01/20/27 (b)	60,000	60,153
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/43 (c)	131,000	126,251
Navient Corp.
6.75%, 06/15/26	96,000	92,217
New York Life Global Funding
2.96%, (3M USD LIBOR + 0.16%), 10/01/20 (c)	300,000	300,042
Nordic Aviation Capital A/S
5.58%, 03/14/24 (k) (l)	135,000	137,072
PNC Bank NA
2.95%, (3M USD LIBOR + 0.35%), 03/12/21 (c)	500,000	500,156
Santander UK Group Holdings Plc
4.80%, 11/15/24	161,000	165,973
Springleaf Finance Corp.
6.13%, 03/15/24	146,000	149,327
Thames Water Kemble Finance Plc
7.75%, 04/01/19, GBP	83,000	107,968
USA Compression Partners LP
6.88%, 09/01/27	68,000	69,326
Virgin Media Secured Finance Plc
5.13%, 01/15/25, GBP (d)	209,000	276,962
5.00%, 04/15/27, GBP (d)	115,000	150,351
Volkswagen Group of America Finance LLC
4.63%, 11/13/25	250,000	258,983
Wells Fargo & Co.
2.15%, 01/30/20	500,000	497,859
4.48%, 01/16/24 (b)	54,000	56,915
Woodside Finance Ltd.
4.50%, 03/04/29	119,000	121,267
Ziggo Bond Finance BV
6.00%, 01/15/27	229,000	220,202
		10,729,699
Health Care 8.0%
Abbott Laboratories
4.75%, 11/30/36	90,000	101,381
AbbVie Inc.
2.90%, 11/06/22	77,000	76,961
Actavis Funding SCS
4.55%, 03/15/35	82,000	80,557
Bausch Health Cos. Inc.
5.75%, 08/15/27 (e)	30,000	30,776
Catalent Pharma Solutions Inc.
4.88%, 01/15/26	21,000	20,828
Celgene Corp.
4.35%, 11/15/47	63,000	61,746
Centene Corp.
4.75%, 05/15/22	77,000	78,319
4.75%, 01/15/25	101,000	103,030
Centene Escrow I Corp.
5.38%, 06/01/26	156,000	162,647
Community Health Systems Inc.
8.63%, 01/15/24	141,000	141,304
8.00%, 03/15/26 (e)	100,000	95,559
CVS Health Corp.
4.30%, 03/25/28	177,000	179,507
4.78%, 03/25/38	118,000	116,931
5.05%, 03/25/48	165,000	166,396
Express Scripts Holding Co.
3.40%, 03/01/27	117,000	113,976
Gilead Sciences Inc.
4.80%, 04/01/44	46,000	48,362
4.50%, 02/01/45	63,000	63,741
Halfmoon Parent Inc.
4.38%, 10/15/28	248,000	257,153
HCA Inc.
6.25%, 02/15/21	417,000	438,189
5.38%, 09/01/26 (e)	80,000	84,094

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
inVentiv Group Holdings Inc.
7.50%, 10/01/24	33,000	34,753
Lifepoint Health Inc.
9.75%, 12/01/26 (e)	200,000	207,594
Mednax Inc.
6.25%, 01/15/27 (e)	100,000	101,012
Mylan Inc.
5.20%, 04/15/48	27,000	24,368
Par Pharmaceutical Inc.
7.50%, 04/01/27	220,000	222,995
Pfizer Inc.
4.00%, 03/15/49	170,000	176,034
Prestige Brands Inc.
6.38%, 03/01/24 (e)	13,000	13,235
Tenet Healthcare Corp.
4.50%, 04/01/21	176,000	178,640
4.38%, 10/01/21	25,000	25,472
8.13%, 04/01/22	37,000	39,840
UnitedHealth Group Inc.
3.75%, 07/15/25 (b)	45,000	46,998
3.10%, 03/15/26 (b)	44,000	43,848
3.45%, 01/15/27 (b)	40,000	40,750
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22	16,000	16,558
5.50%, 03/01/23 - 11/01/25	115,000	117,307
5.88%, 05/15/23	9,000	9,111
7.00%, 03/15/24	49,000	51,818
6.13%, 04/15/25	104,000	103,034
8.50%, 01/31/27	19,000	20,156
WellCare Health Plans Inc.
5.25%, 04/01/25	148,000	153,590
5.38%, 08/15/26 (e)	47,000	49,198
		4,097,768
Industrials 5.7%
AECOM
5.13%, 03/15/27	400,000	387,142
Aircastle Ltd.
4.40%, 09/25/23	41,000	41,604
4.13%, 05/01/24	72,000	72,116
Allison Transmission Inc.
5.00%, 10/01/24	76,000	75,806
Ashtead Capital Inc.
5.25%, 08/01/26	133,000	135,992
Aviation Capital Group LLC
4.38%, 01/30/24 (b)	104,000	105,984
Avolon Holdings Funding Ltd.
5.13%, 10/01/23	200,000	203,469
5.25%, 05/15/24	190,000	195,525
Bombardier Inc.
6.13%, 01/15/23	82,000	83,056
7.50%, 03/15/25 (e)	68,000	70,137
7.88%, 04/15/27	107,000	110,200
CNH Industrial NV
4.50%, 08/15/23	94,000	97,580
Equifax Inc.
3.60%, 08/15/21	165,000	166,323
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (h)	437,000	408,049
General Motors Co.
5.95%, 04/01/49	30,000	28,984
Johnson Controls International Plc
5.13%, 09/14/45	41,000	42,883
Mexico City Airport Trust
5.50%, 07/31/47	40,000	37,020
Siemens Financieringsmaatschappij NV
1.30%, 09/13/19	500,000	497,586
Tempo Acquisition LLC
6.75%, 06/01/25	70,000	70,790
Union Pacific Corp.
4.38%, 09/10/38	50,000	52,269
United Rentals North America Inc.
6.50%, 12/15/26 (e)	39,000	41,040
		2,923,555
	Shares/Par[1]	Value ($)
Information Technology 1.8%
Broadcom Corp.
3.88%, 01/15/27	54,000	51,634
Broadcom Inc.
3.63%, 10/15/24	130,000	128,983
4.25%, 04/15/26	130,000	129,039
Microsoft Corp.
3.45%, 08/08/36	156,000	157,711
3.95%, 08/08/56	90,000	93,999
NXP BV
4.13%, 06/01/21	167,000	170,048
Oracle Corp.
4.00%, 11/15/47	82,000	82,698
Radiate Holdco LLC
6.88%, 02/15/23	83,000	82,166
ViaSat Inc.
5.63%, 04/15/27	43,000	43,927
		940,205
Materials 4.0%
Anglo American Capital Plc
4.88%, 05/14/25	121,000	125,916
4.75%, 04/10/27	159,000	162,534
4.50%, 03/15/28	100,000	99,934
BWAY Holding Co.
7.25%, 04/15/25	84,000	81,081
CF Industries Inc.
3.40%, 12/01/21	156,000	156,165
4.50%, 12/01/26 (b)	183,000	185,328
Corning Inc.
5.85%, 11/15/68	58,000	63,091
Crown Americas LLC
4.50%, 01/15/23	81,000	81,798
Flex Acquisition Co. Inc.
6.88%, 01/15/25	55,000	52,779
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (e)	88,000	88,210
5.13%, 03/15/23 (e)	72,000	72,239
Freeport-McMoRan Inc.
4.55%, 11/14/24	187,000	184,404
5.40%, 11/14/34	228,000	207,795
FXI Holdings Inc.
7.88%, 11/01/24 (e)	156,000	145,409
Hexion Inc.
10.38%, 02/01/22	43,000	36,124
Olin Corp.
5.00%, 02/01/30	64,000	62,707
Rain CII Carbon LLC
7.25%, 04/01/25	115,000	101,990
Samarco Mineracao SA
0.00%, 11/01/22 (f) (g)	110,000	69,449
Trinseo Materials Operating SCA
5.38%, 09/01/25	89,000	84,573
		2,061,526
Real Estate 0.8%
Boston Properties LP
2.75%, 10/01/26	36,000	34,125
4.50%, 12/01/28	145,000	154,266
Crown Castle International Corp.
2.25%, 09/01/21	57,000	56,002
Equinix Inc.
2.88%, 10/01/25, EUR	150,000	173,125
		417,518
Utilities 4.3%
AES Corp.
4.00%, 03/15/21	91,000	92,148
5.50%, 04/15/25	254,000	263,283
Ameren Illinois Co.
4.50%, 03/15/49	104,000	116,316
Calpine Corp.
5.25%, 06/01/26	100,000	99,611
Commonwealth Edison Co.
3.75%, 08/15/47	42,000	41,088

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
Electricite de France SA
4.50%, 09/21/28 (b)	200,000	206,386
Enel SpA
8.75%, 09/24/73 (c)	165,000	181,252
Exelon Corp.
5.10%, 06/15/45	67,000	74,920
FirstEnergy Corp.
3.90%, 07/15/27	151,000	153,357
4.85%, 07/15/47 (m)	53,000	56,740
Indiana Michigan Power Co.
4.25%, 08/15/48	69,000	71,129
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	41,000	51,602
Nevada Power Co.
3.70%, 05/01/29	159,000	164,606
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (b)	146,000	145,958
Southern California Edison Co.
4.13%, 03/01/48	46,000	43,947
Southern Co.
2.95%, 07/01/23	211,000	210,274
Southern Water Greensands Financing Plc
8.50%, 04/15/19, GBP	175,000	228,118
		2,200,735
Total Corporate Bonds And Notes (cost $36,722,630)		37,231,902
SENIOR LOAN INTERESTS 7.7%
Communication Services 0.9%
CenturyLink Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 01/15/25 (c)	222,187	217,606
Frontier Communications Corp.
Term Loan B-1, 6.25%, (3M LIBOR + 3.75%), 05/31/24 (c)	72,075	70,274
Sprint Communications Inc.
1st Lien Term Loan B, 5.00%, (3M LIBOR + 2.50%), 02/01/24 (c)	159,960	155,561
		443,441
Consumer Discretionary 1.5%
Caesars Entertainment Operating Co.
Term Loan, 4.49%, (3M LIBOR + 2.00%), 04/03/24 (c)	145,162	141,606
Charter Communications Operating LLC
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 04/30/25 (c)	49,375	49,005
CSC Holdings LLC
1st Lien Term Loan, 4.73%, (3M LIBOR + 2.25%), 07/15/25 (c)	68,419	66,379
Golden Nugget Inc.
Incremental Term Loan B, 5.23%, (3M LIBOR + 2.75%), 09/07/23 (c)	40,741	40,302
Incremental Term Loan B, 5.24%, (3M LIBOR + 2.75%), 10/04/23 (c)	51,314	50,761
Marriott Ownership Resorts Inc.
Term Loan B, 4.75%, (3M LIBOR + 2.25%), 08/09/25 (c)	267,330	265,659
Stars Group Holdings BV
Incremental Term Loan, 6.10%, (3M LIBOR + 3.50%), 06/29/25 (c)	43,403	43,286
UFC Holdings LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 07/22/23 (c)	96,266	95,470
		752,468
Consumer Staples 0.5%
JBS USA LLC
Term Loan B, 4.99%, (3M LIBOR + 2.50%), 10/30/22 (c)	36,214	35,929
Term Loan B, 4.98%, (3M LIBOR + 2.50%), 06/30/24 (c)	214,979	213,287
		249,216
Energy 1.6%
California Resources Corp.
1st Lien Term Loan, 7.25%, (3M LIBOR + 4.75%), 11/08/22 (c)	101,000	99,170
	Shares/Par[1]	Value ($)
Encino Acquisition Partners Holdings LLC
2nd Lien Term Loan, 9.24%, (3M LIBOR + 6.75%), 09/26/25 (c) (k)	140,000	134,750
Equitrans Midstream Corp.
Term Loan B, 7.00%, (3M LIBOR + 4.50%), 12/13/23 (c)	74,812	74,875
Foresight Energy LLC
1st Lien Term Loan, 8.38%, (1M LIBOR + 5.75%), 03/16/22 (c)	114,096	111,338
Johnson Controls International Plc
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 03/13/26 (c) (n)	146,600	144,860
TEX Operations Co. LLC
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 08/04/23 (c)	121,055	119,557
Traverse Midstream Partners LLC
Term Loan, 6.50%, (3M LIBOR + 4.00%), 09/22/24 (c)	100,495	100,244
Ultra Resources Inc.
1st Lien Term Loan, 6.49%, (3M LIBOR + 4.00%), 04/14/24 (c)	75,000	64,781
		849,575
Health Care 1.7%
Alphabet Holding Co. Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 08/15/24 (c)	78,035	72,231
2nd Lien Term Loan, 10.24%, (3M LIBOR + 7.75%), 08/09/25 (c)	55,000	44,481
Change Healthcare Holdings Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (c)	156,696	154,491
Envision Healthcare Corp.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/27/25 (c)	297,255	277,687
Phoenix Guarantor Inc.
Term Loan B, 6.98%, (3M LIBOR + 4.50%), 02/12/26 (c)	127,315	125,182
RegionalCare Hospital Partners Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 11/09/25 (c) (n)	200,000	197,594
		871,666
Industrials 0.3%
Gol LuxCo SA
1st Lien Term Loan, 6.50%, 08/18/20	165,000	165,412
Information Technology 0.1%
Refinitiv US Holdings Inc.
Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/12/25 (c)	65,835	63,872
Materials 0.7%
BWAY Holding Co.
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 04/03/24 (c) (n)	83,000	80,863
Term Loan B, 6.03%, (3M LIBOR + 3.25%), 04/03/24 (c)	73,070	71,189
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.75%, (3M LIBOR + 4.25%), 06/30/22 (c)	123,744	108,199
Messer Industries GmbH
Term Loan, 0.00%, (3M LIBOR + 2.50%), 09/19/25 (c) (n)	121,000	118,354
		378,605
Utilities 0.4%
Calpine Corp.
Term Loan B-8, 4.25%, (3M LIBOR + 1.75%), 12/26/19 (c)	48,020	47,950
Term Loan B-5, 0.00%, (3M LIBOR + 2.50%), 05/27/22 (c) (n)	150,000	148,390
		196,340
Total Senior Loan Interests (cost $4,038,261)		3,970,595
GOVERNMENT AND AGENCY OBLIGATIONS 9.6%
Mortgage-Backed Securities 3.8%
Federal Home Loan Mortgage Corp.
4.00%, 11/01/40	256,468	267,740
3.00%, 08/01/46	30,550	30,451
3.00%, 11/01/46	23,116	23,063

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
3.50%, 11/01/47	20,386	20,726
Federal National Mortgage Association
3.00%, 08/01/30 - 04/01/31	85,590	86,564
3.00%, 03/01/33 - 04/01/46	281,468	281,817
4.50%, 12/01/43 - 07/01/48	243,368	254,975
3.50%, 11/01/45 - 01/01/48	381,098	387,926
4.00%, 10/01/44 - 08/01/48	71,397	73,841
Government National Mortgage Association
3.50%, 04/20/46	11,446	11,722
3.50%, 08/20/46 - 09/20/46	357,053	365,465
4.00%, 07/20/47	161,221	166,995
		1,971,285
Municipal 0.3%
Port Authority of New York & New Jersey
4.46%, 10/01/62	130,000	145,643
U.S. Treasury Securities 5.5%
U.S. Treasury Bond
2.50%, 02/15/46	579,000	545,798
3.00%, 02/15/48	86,000	89,185
U.S. Treasury Note
2.50%, 02/15/22 (b)	135,000	136,055
1.88%, 04/30/22 (b)	60,000	59,381
1.63%, 05/31/23 (b)	493,000	481,137
2.13%, 05/15/25	161,000	159,390
2.88%, 07/31/25	284,000	293,585
2.25%, 11/15/25 - 08/15/27	722,000	717,098
1.50%, 08/15/26	65,000	61,344
3.13%, 11/15/28	265,000	281,397
		2,824,370
Total Government And Agency Obligations (cost $4,838,692)		4,941,298
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. Escrow (f) (k) (o)	2,309,000	—
Quicksilver Resources Inc. Escrow (f) (k) (o)	291,000	—
T-Mobile USA Inc. Escrow (f) (k) (o)	54,000	—
T-Mobile USA Inc. Escrow (f) (k) (o)	77,000	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 0.3%
Energy 0.3%
Chaparral Energy Inc. (f)	117	667
Chaparral Energy Inc. - Class A (f)	12,574	71,672
Denbury Resources Inc. (f)	26,197	53,704
Total Common Stocks (cost $365,278)		126,043
INVESTMENT COMPANIES 1.0%
SPDR Barclays High Yield Bond ETF (e)	14,900	535,953
Total Investment Companies (cost $525,631)		535,953
SHORT TERM INVESTMENTS 8.8%
Investment Companies 3.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.40% (p)	1,780,351	1,780,351
	Shares/Par[1]	Value ($)
Securities Lending Collateral 5.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (p)	2,731,655	2,731,655
Total Short Term Investments (cost $4,512,006)		4,512,006
Total Investments 107.1% (cost $54,611,641)		54,957,413
Total Securities Sold Short (1.3)% (proceeds $623,166)		(660,893)
Other Derivative Instruments 0.0%		9,921
Other Assets and Liabilities, Net (5.8)%		(2,994,577)
Total Net Assets 100.0%		51,311,864

(a) The Fund had an unfunded commitment at March 31, 2019. See the table of Unfunded Commitments in the Schedules of Investments.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the PPM Funds' Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $1,359,410 and 2.6%, respectively.

(e) All or a portion of the security was on loan.

(f) Non-income producing security.

(g) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) Perpetual security. Next contractual call date presented, if applicable.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) Convertible security.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the PPM Funds' Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) The Adviser has deemed this security to be illiquid based on procedures approved by the PPM Funds' Board of Trustees.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(n) This senior loan will settle after March 31, 2019. The reference rate and spread presented will go into effect upon settlement.

(o) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (1.3%)
CORPORATE BONDS AND NOTES (1.3%)
Energy (0.3%)
Energy Transfer Operating LP
4.95%, 06/15/28	(123,000)	(129,551)
	Shares/Par[1]	Value ($)
Industrials (1.0%)
AECOM
5.88%, 10/15/24	(500,000)	(531,342)
Total Corporate Bonds And Notes (proceeds $623,166)		(660,893)
Total Securities Sold Short (1.3%) (proceeds $623,166)		(660,893)

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

PG&E Corp. – DIP Term Loan	74,625	375
PG&E Corp. – DIP Delayed Draw Term Loan	24,875	125
Phoenix Guarantor Inc. – Delayed Draw Term Loan	11,400	(20)
	110,900	480

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

PPM Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond	14	June 2019	2,043,288	(5,250)	51,900
U.S. Treasury Note, 2-Year	1	June 2019	213,087	907	6
U.S. Treasury Note, 5-Year	8	June 2019	920,506	(1,378)	6,119
Ultra 10-Year U.S. Treasury Note	19	June 2019	2,472,815	(5,344)	50,029
				(11,065)	108,054
Short Contracts
U.S. Treasury Note, 10-Year	(57)	June 2019	(6,972,420)	15,497	(108,049)
Ultra Long Term U.S. Treasury Bond	(13)	June 2019	(2,090,795)	4,875	(93,204)
				20,372	(201,253)

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
PPM Large Cap Value Fund
COMMON STOCKS 99.0%
Communication Services 6.5%
AT&T Inc.	5,100	159,936
Comcast Corp. - Class A	2,600	103,948
Viacom Inc. - Class B	5,100	143,157
		407,041
Consumer Discretionary 9.1%
Best Buy Co. Inc.	1,050	74,613
Foot Locker Inc.	1,200	72,720
General Motors Co.	4,000	148,400
Macy's Inc.	3,200	76,896
Newell Brands Inc.	4,300	65,962
Royal Caribbean Cruises Ltd.	1,200	137,544
		576,135
Consumer Staples 5.5%
Altria Group Inc.	2,700	155,061
Archer-Daniels-Midland Co.	2,600	112,138
Campbell Soup Co.	2,100	80,073
		347,272
Energy 9.7%
Apache Corp.	4,400	152,504
Chevron Corp.	1,400	172,452
Halliburton Co.	4,500	131,850
National Oilwell Varco Inc.	2,600	69,264
Occidental Petroleum Corp.	1,300	86,060
		612,130
Financials 23.7%
Allstate Corp.	1,400	131,852
Bank of America Corp.	4,600	126,914
Citigroup Inc.	2,150	133,773
Goldman Sachs Group Inc.	700	134,393
Hartford Financial Services Group Inc.	3,300	164,076
Huntington Bancshares Inc.	6,700	84,956
JPMorgan Chase & Co.	1,300	131,599
Lincoln National Corp.	2,600	152,620
Morgan Stanley	3,150	132,930
PNC Financial Services Group Inc.	650	79,729
Synovus Financial Corp.	3,100	106,516
Wells Fargo & Co.	2,400	115,968
		1,495,326
Health Care 14.2%
AbbVie Inc.	1,900	153,121
	Shares/Par[1]	Value ($)
Cigna Corp.	775	124,635
CVS Health Corp.	1,900	102,467
Gilead Sciences Inc.	2,200	143,022
McKesson Corp.	1,100	128,766
Merck & Co. Inc.	1,100	91,487
Pfizer Inc.	3,600	152,892
		896,390
Industrials 8.9%
Caterpillar Inc.	1,000	135,490
Delta Air Lines Inc.	2,800	144,620
Spirit Aerosystems Holdings Inc. - Class A	1,400	128,142
Terex Corp.	2,000	64,260
Textron Inc.	1,700	86,122
		558,634
Information Technology 14.8%
Alliance Data Systems Corp.	500	87,490
Apple Inc.	925	175,704
Avnet Inc.	2,800	121,436
Cisco Systems Inc.	2,500	134,975
Intel Corp.	1,200	64,440
International Business Machines Corp.	750	105,825
Leidos Holdings Inc.	2,100	134,589
Microsoft Corp.	900	106,146
		930,605
Materials 3.2%
Berry Global Group Inc. (a)	1,850	99,660
Nucor Corp.	1,800	105,030
		204,690
Utilities 3.4%
AES Corp.	6,200	112,096
Vistra Energy Corp.	4,000	104,120
		216,216
Total Common Stocks (cost $6,532,456)		6,244,439
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.40% (b)	55,684	55,684
Total Short Term Investments (cost $55,684)		55,684
Total Investments 99.9% (cost $6,588,140)		6,300,123
Other Assets and Liabilities, Net 0.1%		9,050
Total Net Assets 100.0%		6,309,173

(a) Non-income producing security.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
PPM Mid Cap Value Fund
COMMON STOCKS 99.4%
Communication Services 3.5%
Meredith Corp. (a)	1,400	77,364
Viacom Inc. - Class B	3,700	103,859
		181,223
Consumer Discretionary 16.1%
American Axle & Manufacturing Holdings Inc. (b)	8,000	114,480
Best Buy Co. Inc.	1,200	85,272
Foot Locker Inc.	1,300	78,780
Helen of Troy Ltd. (b)	1,000	115,960
Macy's Inc.	3,500	84,105
Newell Brands Inc.	5,600	85,904
Penske Automotive Group Inc.	1,800	80,370
Royal Caribbean Cruises Ltd.	1,125	128,948
Tupperware Brands Corp.	2,400	61,392
		835,211
Consumer Staples 4.8%
Campbell Soup Co.	3,000	114,390
Ingredion Inc.	1,450	137,300
		251,690
Energy 8.2%
Apache Corp.	1,400	48,524
Helix Energy Solutions Group Inc. (b)	6,300	49,833
National Oilwell Varco Inc.	1,600	42,624
Patterson-UTI Energy Inc.	4,400	61,688
PBF Energy Inc. - Class A	4,000	124,560
Superior Energy Services Inc. (b)	21,000	98,070
		425,299
Financials 22.6%
Allstate Corp.	1,100	103,598
American Financial Group Inc.	1,375	132,289
Hartford Financial Services Group Inc.	2,700	134,244
Huntington Bancshares Inc.	9,100	115,388
Janus Henderson Group Plc	5,500	137,390
Lincoln National Corp.	2,200	129,140
Reinsurance Group of America Inc.	900	127,782
Sterling Bancorp Inc.	2,900	54,027
Synovus Financial Corp.	3,500	120,260
TCF Financial Corp.	5,600	115,864
		1,169,982
Health Care 6.1%
Cigna Corp.	425	68,349
Magellan Health Services Inc. (b)	1,300	85,696
McKesson Corp.	1,000	117,060
MEDNAX Inc. (b)	1,700	46,189
		317,294
Industrials 11.0%
Delta Air Lines Inc.	2,100	108,465
Kennametal Inc.	3,500	128,625
Spirit Aerosystems Holdings Inc. - Class A	1,400	128,142
Terex Corp.	3,700	118,881
Textron Inc.	1,700	86,122
		570,235
Information Technology 11.0%
Avnet Inc.	3,000	130,110
Belden Inc.	2,100	112,770
CACI International Inc. - Class A (b)	400	72,808
Leidos Holdings Inc.	1,600	102,544
Semtech Corp. (b)	1,800	91,638
Teradyne Inc.	1,500	59,760
		569,630
Materials 8.6%
Allegheny Technologies Inc. (b)	2,100	53,697
Berry Global Group Inc. (b)	1,400	75,418
Huntsman Corp.	3,200	71,968
Nucor Corp.	900	52,515
Reliance Steel & Aluminum Co.	1,300	117,338
Steel Dynamics Inc.	2,100	74,067
		445,003
	Shares/Par[1]	Value ($)
Real Estate 1.6%
Regency Centers Corp.	1,200	80,988
Utilities 5.9%
AES Corp.	6,500	117,520
Edison International	1,000	61,920
PNM Resources Inc.	2,700	127,818
		307,258
Total Common Stocks (cost $5,494,097)		5,153,813
SHORT TERM INVESTMENTS 2.0%
Investment Companies 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.40% (c)	21,900	21,900
Securities Lending Collateral 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (c)	79,800	79,800
Total Short Term Investments (cost $101,700)		101,700
Total Investments 101.4% (cost $5,595,797)		5,255,513
Other Assets and Liabilities, Net (1.4)%		(72,323)
Total Net Assets 100.0%		5,183,190

(a) All or a portion of the security was on loan.

(b) Non-income producing security.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	Shares/Par[1]	Value ($)
PPM Small Cap Value Fund
COMMON STOCKS 99.4%
Communication Services 2.5%
Meredith Corp. (a)	4,200	232,092
Consumer Discretionary 15.3%
American Axle & Manufacturing Holdings Inc. (b)	16,900	241,839
Helen of Troy Ltd. (b)	2,100	243,516
Party City Holdco Inc. (a) (b)	15,900	126,246
Penske Automotive Group Inc.	5,700	254,505
Skechers U.S.A. Inc. - Class A (b)	7,300	245,353
Tower International Inc.	10,400	218,712
Tupperware Brands Corp.	4,400	112,552
		1,442,723
Consumer Staples 3.6%
Cott Corp.	16,000	233,760
Ingredion Inc.	1,100	104,159
		337,919
Energy 10.0%
Diamond Offshore Drilling Inc. (b)	11,500	120,635
Helix Energy Solutions Group Inc. (b)	27,500	217,525
Patterson-UTI Energy Inc.	13,000	182,260
PBF Energy Inc. - Class A	7,400	230,436
Superior Energy Services Inc. (b)	42,000	196,140
		946,996
Financials 18.2%
Axos Financial Inc. (b)	7,500	217,200
Banc of California Inc.	16,400	226,976
Independent Bank Corp.	3,000	243,030
Janus Henderson Group Plc	8,000	199,840
Renasant Corp.	6,400	216,640
Sterling Bancorp Inc.	8,900	165,807
Synovus Financial Corp.	6,541	224,749
TCF Financial Corp.	10,700	221,383
		1,715,625
Health Care 6.0%
Integer Holdings Corp. (b)	2,200	165,924
Magellan Health Services Inc. (b)	3,500	230,720
MEDNAX Inc. (b)	4,400	119,548
Owens & Minor Inc.	12,600	51,660
		567,852
Industrials 17.4%
Aerojet Rocketdyne Holdings Inc. (b)	4,200	149,226
Apogee Enterprises Inc.	5,200	194,948
GATX Corp.	2,800	213,836
Kennametal Inc.	6,600	242,550
SkyWest Inc.	4,700	255,163
Steelcase Inc. - Class A	9,000	130,950
Terex Corp.	7,200	231,336
Triumph Group Inc.	11,500	219,190
		1,637,199
Information Technology 17.1%
Belden Inc.	4,000	214,800
Benchmark Electronics Inc.	5,300	139,125
CACI International Inc. - Class A (b)	1,300	236,626
CSG Systems International Inc.	3,500	148,050
Electronics for Imaging Inc. (b)	3,800	102,220
Photronics Inc. (b)	8,800	83,160
Semtech Corp. (b)	3,400	173,094
SYNNEX Corp.	1,800	171,702
Teradyne Inc.	3,100	123,504
Verint Systems Inc. (b)	3,600	215,496
		1,607,777
Materials 4.7%
Allegheny Technologies Inc. (b)	7,000	178,990
Olin Corp.	7,100	164,294
Reliance Steel & Aluminum Co.	1,100	99,286
		442,570
Real Estate 2.3%
Kite Realty Group Trust	13,800	220,662
	Shares/Par[1]	Value ($)
Utilities 2.3%
PNM Resources Inc.	4,500	213,030
Total Common Stocks (cost $10,378,601)		9,364,445
SHORT TERM INVESTMENTS 3.1%
Investment Companies 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.40% (c)	48,005	48,005
Securities Lending Collateral 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (c)	239,400	239,400
Total Short Term Investments (cost $287,405)		287,405
Total Investments 102.5% (cost $10,666,006)		9,651,850
Other Assets and Liabilities, Net (2.5)%		(235,090)
Total Net Assets 100.0%		9,416,760

(a) All or a portion of the security was on loan.

(b) Non-income producing security.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

Abbreviations and additional footnotes are defined on page 45

PPMFunds

Schedules of Investments

March 31, 2019

Currency Abbreviations:

EUR - European Currency Unit (Euro)
GBP - British Pound
USD - United States Dollar

Abbreviations:

CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade
DIP – Debtor-in-possession
ETF - Exchange Traded Fund
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
U.S. or US - United States

1Par and notional amounts are listed in USD unless otherwise noted. Options are quoted in number of contracts or notional. Futures are quoted in contracts.

2For Funds with derivatives that received or paid periodic payments, the frequency of periodic payments are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

3If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

Securities Lending and Securities Lending Collateral. State Street Bank and Trust Company (“State Street” or "Custodian") acts as custodian and securities lending agent for the Funds. All Funds are approved to participate in agency based securities lending with the Funds’ custodian. Per the securities lending agreements, State Street is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: US equities – 102%; US corporate fixed income – 102%; US government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral requirements are evaluated at the close of each business day; any additional collateral required is generally delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. State Street has agreed to indemnify the Funds in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Funds bear the market risk with respect to the collateral investment and securities loaned. The Funds also bear the risk that State Street may default on its obligations to the Funds. Non-cash collateral may include US government securities; US government agencies’ debt securities; and US government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Funds receive lending fees negotiated with the borrower. State Street has agreed to indemnify the Funds with respect to the market risk related to the non-cash collateral investments.

The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust, which is an open-end management company registered under the 1940 Act. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio.

Security Valuation. Jackson National Asset Management, LLC ("JNAM") serves as the Administrator to the Funds. Under the Trust’s valuation policy and procedures, the Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and certain members of JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified of the fair valuation.

The net asset value ("NAV") of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of US securities markets. Securities are fair valued based on observable and unobservable inputs, including the Administrator's or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Administrator may utilize pricing services or other sources in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Administrator's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Administrator regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2019, by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
PPM Core Plus Fixed Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	6,460,276	—	—	6,460,276
Corporate Bonds And Notes	—	20,093,517	137,072	—	20,230,589
Senior Loan Interests[3]	—	827,259	—	—	827,259
Government And Agency Obligations	—	23,554,725	—	—	23,554,725
Short Term Investments	1,944,865	—	—	—	1,944,865
	1,944,865	50,935,777	137,072	—	53,017,714
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	100,784	—	—	—	100,784
	100,784	—	—	—	100,784
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(61,436)	—	—	—	(61,436)
Centrally Cleared Credit Default Swap Agreements	—	(387)	—	—	(387)
	(61,436)	(387)	—	—	(61,823)
PPM Credit Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	3,705,576	—	—	3,705,576
Corporate Bonds And Notes	—	37,976,003	116,765	—	38,092,768
Senior Loan Interests[3]	—	58,805	—	—	58,805
Government And Agency Obligations	—	7,668,282	—	—	7,668,282
Short Term Investments	2,050,674	1,389,261	—	—	3,439,935
	2,050,674	50,797,927	116,765	—	52,965,366
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	132,022	—	—	—	132,022
	132,022	—	—	—	132,022
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(168,381)	—	—	—	(168,381)
	(168,381)	—	—	—	(168,381)

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
PPM Floating Rate Income Fund
Assets - Securities
Corporate Bonds And Notes	—	1,760,536	—	—	1,760,536
Senior Loan Interests[3]	—	45,853,247	1,199,017	—	47,052,264
Investment Companies	41,140	—	—	—	41,140
Short Term Investments	2,909,576	—	—	—	2,909,576
	2,950,716	47,613,783	1,199,017	—	51,763,516
Liabilities - Securities
Senior Loan Interests[3]	—	(51)	(630)	—	(681)
	—	(51)	(630)	—	(681)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(9,786)	—	—	—	(9,786)
	(9,786)	—	—	—	(9,786)
PPM High Yield Core Fund
Assets - Securities
Corporate Bonds And Notes	—	44,703,922	639,714	—	45,343,636
Senior Loan Interests[3]	—	2,828,412	163,625	—	2,992,037
Common Stocks	592,907	—	—	—	592,907
Investment Companies	1,275,946	—	—	—	1,275,946
Short Term Investments	7,972,565	—	—	—	7,972,565
	9,841,418	47,532,334	803,339	—	58,177,091
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(95,794)	—	—	—	(95,794)
	(95,794)	—	—	—	(95,794)
PPM Long Short Credit Fund
Assets - Securities
Common Stocks	49,043	—	—	—	49,043
Investment Companies	1,336,309	—	—	—	1,336,309
Non-U.S. Government Agency Asset-Backed Securities	—	4,360,138	—	—	4,360,138
Corporate Bonds And Notes	—	36,775,483	137,072	—	36,912,555
Senior Loan Interests[3]	—	9,583,190	134,750	—	9,717,940
Government And Agency Obligations	—	81,666	—	—	81,666
Short Term Investments	3,281,839	—	—	—	3,281,839
	4,667,191	50,800,477	271,822	—	55,739,490
Liabilities - Securities
Corporate Bonds And Notes	—	(5,239,696)	—	—	(5,239,696)
Senior Loan Interests[3]	—	(24)	—	—	(24)
	—	(5,239,720)	—	—	(5,239,720)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(297,002)	—	—	—	(297,002)
Centrally Cleared Credit Default Swap Agreements	—	(2,903)	—	—	(2,903)
	(297,002)	(2,903)	—	—	(299,905)
PPM Strategic Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	3,639,616	—	—	3,639,616
Corporate Bonds And Notes	—	37,094,830	137,072	—	37,231,902
Senior Loan Interests[3]	—	3,836,345	134,750	—	3,971,095
Government And Agency Obligations	—	4,941,298	—	—	4,941,298
Other Equity Interests	—	—	—	—	—
Common Stocks	126,043	—	—	—	126,043
Investment Companies	535,953	—	—	—	535,953
Short Term Investments	4,512,006	—	—	—	4,512,006
	5,174,002	49,512,089	271,822	—	54,957,913
Liabilities - Securities
Corporate Bonds And Notes	—	(660,893)	—	—	(660,893)
Senior Loan Interests[3]	—	(20)	—	—	(20)
	—	(660,913)	—	—	(660,913)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	108,054	—	—	—	108,054
	108,054	—	—	—	108,054
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(201,253)	—	—	—	(201,253)
	(201,253)	—	—	—	(201,253)
PPM Large Cap Value Fund
Assets - Securities
Common Stocks	6,244,439	—	—	—	6,244,439
Short Term Investments	55,684	—	—	—	55,684
	6,300,123	—	—	—	6,300,123
PPM Mid Cap Value Fund
Assets - Securities
Common Stocks	5,153,813	—	—	—	5,153,813
Short Term Investments	101,700	—	—	—	101,700
	5,255,513	—	—	—	5,255,513

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
PPM Small Cap Value Fund
Assets - Securities
Common Stocks	9,364,445	—	—	—	9,364,445
Short Term Investments	287,405	—	—	—	287,405
	9,651,850	—	—	—	9,651,850

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale. As of March 31, 2019, no investments were valued using the NAV per share practical expedient.

2 Derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

3 Unfunded commitments in PPM Core Plus Fixed Income Fund, PPM Credit Fund, PPM Floating Rate Income Fund, PPM High Yield Core Fund , PPM Long Short Credit Fund and PPM Strategic Income Fund are not reflected in the Schedules of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments in the Schedules of Investments.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at March 31, 2019.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PPM Funds

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 29, 2019

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 29, 2019

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.